Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.38%
California-98.37%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,000	$1,020,683
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	786,182
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	270	279,211
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	255	223,787
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,543,380
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,000	1,046,503
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	1,000	1,036,060
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	15	15,729
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,220	1,145,306
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,375	1,247,931
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	50	44,838
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	70	48,940
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,176,668
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,000	1,029,826
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	500	523,743
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,200	1,085,582
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGI)(a)	5.00%	09/01/2049	220	221,217
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	35	27,499
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	537,089
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	830	752,767
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	99,732
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,595	1,492,896
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	345	321,502
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	15	13,968
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,102,453
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,315	1,224,367
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,110,945
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	680	515,175
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	908,628
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,009,117
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,398,544
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	125	106,316
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,730,020
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	155	145,095
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,228,657
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	140	114,213
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	943,737
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	162,897
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,400	1,076,788
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,150,937
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	150,718
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	297,124
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,890	2,146,719
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	2,025	1,817,464
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,050	777,111
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	983,939
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	172,102
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	25	27,623
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	15	16,574
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	349,698
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	316,390
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,175	1,225,781
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	574,065
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	510	526,306
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	359,216
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	168,116
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	3,035	3,216,337
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,765	1,727,260
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,170	1,235,755
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	$3,000	$3,045,522
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	720	731,088
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	815	854,896
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,140,716
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,350	1,425,049
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,900	1,712,390
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,647,935
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	1,015	1,048,640
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,642,735
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,370	2,407,723
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	90	95,204
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,610	2,520,591
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,130	3,320,496
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	306,674
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,315	1,396,652
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,645	1,721,372
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,145	2,282,855
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,900	1,703,506
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	2,600	2,743,152
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,200	3,374,800
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,530	2,443,062
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,200	1,238,181
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,820	1,938,389
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,895	3,722,632
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,515	2,669,435
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	95	102,592
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,300	1,402,844
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	600	633,888
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,112,958
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	600	545,616
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,650	2,765,974
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	1,750	1,826,340
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	2,000	1,783,306
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,095	1,136,532
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	100	105,867
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	200	215,929
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	2,665	2,836,918
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	800	751,403
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,025	1,085,166
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	20	21,234
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	20	18,621
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	2,500	2,600,909
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	35	36,947
California (State of) Educational Facilities Authority, Series 2025 A, RB	5.00%	10/01/2055	3,350	3,469,200
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	988,927
California (State of) Educational Facilities Authority (Saint Mary’s College of California), Series 2023, Ref. RB	5.50%	10/01/2053	1,350	1,367,853
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,295,562
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,481,955
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,057,933
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	4,629,089
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,153,031
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	247,966
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,000	982,034
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,600	1,375,189
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	$800	$850,954
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,305	1,378,140
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,400	1,512,732
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	745	629,586
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,000	1,047,962
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	735	708,453
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,515	1,545,759
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,920	1,343,545
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	888,052
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,770,590
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	5,330	4,782,311
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	683,183
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	24,037
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,838,357
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,000	908,528
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	35	36,827
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	1,065	908,173
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	625	639,957
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.00%	12/01/2054	250	250,668
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	25	24,173
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	526,479
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,965	6,238,206
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	6,397,346
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	976,558
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	143,108
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,466,492
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	447,591
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	759,757
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,000	828,313
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,199,944
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	3,130	2,214,009
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	283,890
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	485	385,249
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	20	21,489
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,000	1,064,994
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	10	10,560
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	$1,000	$1,049,952
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,005	1,049,719
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,825,866
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	1,100	972,762
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	1,837,584
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	30	29,913
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,175	996,159
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,325	1,320,933
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	1,838,125
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,615	1,478,443
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	944,821
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,001,737
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	495	503,124
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,275	1,289,823
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	51,158
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2040	150	150,199
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	125	122,648
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	492,930
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	165	172,560
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	35	36,318
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,378,982
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	250	218,957
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	123,687
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	130	132,667
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,011,277
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,007,920
California (State of) Municipal Finance Authority, Series 2024 A, RB	5.00%	09/01/2054	375	379,622
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,000,176
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,449,062
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,256,933
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	892,735
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	987,210
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	982,772
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	461,825
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	726,643
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	707,438
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	840,807
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	$685	$694,709
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	575,887
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	883,591
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	460,061
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,004,657
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,900	1,917,478
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	960,164
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	947,769
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	1,000	989,737
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	945,080
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	250	258,209
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	879,209
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,010	910,808
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	55,104
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	630	574,705
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,070	1,098,280
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	15	15,898
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	155	163,213
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	355	371,920
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	5	5,217
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,040,136
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,925	1,985,147
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,075	981,642
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	25	26,095
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	245	203,032
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	883,421
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	684,663
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,014,969
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	293,106
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	910,339
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	246,334
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	914,768
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	600	546,053
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,100	985,621
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	990	851,866
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	977,578
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	576,454
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	271,370
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	120	122,950
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	$1,000	$837,388
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	240	227,490
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	477,938
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,005	1,005,471
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	500,296
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	125	115,062
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,596,344
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,625,853
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,155	1,040,328
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	706,579
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,300	1,322,898
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	40	40,349
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,000	1,011,170
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,012,778
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,549,234
California State University, Series 2023 A, RB	5.25%	11/01/2048	800	847,869
California State University, Series 2023 A, RB	5.25%	11/01/2053	2,815	2,969,407
California State University, Series 2024 A, RB	5.50%	11/01/2046	500	546,029
California State University, Series 2024 A, RB	4.00%	11/01/2055	550	468,353
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,000	2,156,258
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	80	61,484
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,090	999,916
Chaffey Joint Union High School District, Series 2017, C GO Bonds	5.25%	08/01/2047	80	81,439
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	445	403,515
Chaffey Joint Union High School District, Series 2024 H, GO Bonds	4.00%	08/01/2054	25	22,150
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	1,999,992
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	610	545,845
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	75	78,883
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	70	64,474
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,000	767,814
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,000	1,019,823
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	2,835	2,485,047
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	70	73,647
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,115	1,018,780
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,389,762
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,021,159
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	380	345,274
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	25	23,300
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,700	1,544,114
Cupertino Union School District (Election of 2012), Series 2016 C, Ref. GO Bonds	4.00%	08/01/2040	15	14,202
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	940	920,063
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	535	486,017
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,000	910,189
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	110	99,522
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	947,134
East Bay Municipal Utility District (Green Bonds), Series 2015 B, RB(b)(c)	4.00%	08/13/2025	1,000	1,001,926
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	514,575
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,185	1,203,097
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,115
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,000	1,045,894
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	10	10,215
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	2,000	2,019,668
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	160	141,751
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	435	482,587
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	$245	$203,242
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	115	107,664
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,005	1,862,511
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	495	466,456
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	1,946,102
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,000	940,933
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	1,500	1,411,400
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,336	1,267,203
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,050	1,762,287
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,183,852
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	926,744
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	2,853,742
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,020	1,814,138
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	500	448,415
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	75	76,905
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,450	1,270,148
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,000	2,012,227
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	217,460
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,134,243
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	310	228,560
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,026,091
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	220	201,818
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,188,294
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	600	609,112
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	50	46,201
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	15	13,671
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	125	111,878
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,000	874,982
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	300	308,598
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,204,582
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	70	66,344
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,007,082
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2044	1,000	1,007,266
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	385,541
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	550	487,777
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,205,347
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	510	530,358
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,693,848
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,030,510
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	25	25,179
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	1,864,639
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	170	124,415
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	30	27,016
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	174,480
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	3,878,777
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	445	448,644
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	600	618,239
Long Beach (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	15	16,160
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	16,329
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	1,250	1,293,468
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,000	1,058,700
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,790	1,887,034
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	271,709
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,362,454
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	450	326,190
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	$100	$70,146
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	1,813,010
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	445	397,422
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	699,963
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	708,635
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,032,370
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,227
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	15	13,631
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	617,884
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,009,269
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,185	1,231,588
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	685	665,720
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,220	1,255,712
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	612,012
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,020	926,891
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	625	641,224
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,000,093
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,168,900
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,464,659
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,484,230
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,701,815
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,001,890
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,203,449
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,075	951,964
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	500	500,443
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	1,980,697
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,285,544
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	990,349
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,000,423
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	673,437
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	40	40,082
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	982,748
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	347,849
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,196,441
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	15	15,319
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	40	40,731
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,235,716
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,100	1,094,266
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,021,253
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,018,282
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	750	757,616
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,243,484
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	80	79,583
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	10	10,170
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	564,356
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,000	1,006,096
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	994,278
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	265	270,912
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,005,728
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	965	843,735
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	25	25,756
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	500	512,607
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	$20	$20,537
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	500	511,155
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,525,556
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,000	1,016,007
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,106,705
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,193,133
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,252,775
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	10	10,137
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	25	25,750
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	160	164,245
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	744,332
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	20	20,348
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	140	142,798
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	20	20,348
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	555,713
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	500	501,876
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	500	510,462
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	650	659,229
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	950	957,107
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	200	199,711
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	497,139
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,508,520
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,500	1,485,827
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,030	1,045,015
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	85	86,551
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	415	421,787
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,170	1,187,055
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,230	1,258,296
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	1,085	1,014,037
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	850,379
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	204,273
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,108,388
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	275	283,275
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	55	57,423
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	1,040	948,623
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	359,731
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	409,520
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	100	89,768
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	5	4,595
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	237,478
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	1,100	932,620
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	500	527,675
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	1,000	1,045,789
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	500	521,725
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,027,945
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,150	1,053,545
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,010	982,486
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	215	198,910
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	755,881
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	10	9,728
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,235	4,843,219
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	460	470,521
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds(b)(c)	5.00%	07/01/2025	905	906,371
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	125	118,696
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	1,070	1,094,473
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,100	1,152,711
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2040	45	49,440
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	$2,325	$2,446,021
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	60	64,133
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2040	60	65,201
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	25	26,660
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	30	31,609
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	150	157,152
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	2,000	1,789,717
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,045	1,099,991
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	76,708
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,724,983
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	314,160
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	200	189,932
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	880	890,151
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	134,247
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,033,934
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	46,274
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,225	1,293,679
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,050	1,092,983
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,035,921
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	75	78,857
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	25	26,117
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	264,224
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	500	527,586
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	210	214,251
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	60	53,782
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	292,219
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	630	647,792
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,756,555
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	200	202,945
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,670	2,437,476
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	685	706,219
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	919,116
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,253,547
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	1,245	1,158,665
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	919,740
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	80	74,354
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	10	9,307
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	45	32,295
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	2,700	2,437,621
Oakland (City of(), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	20	21,402
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	209,358
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	40	32,826
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,051,041
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,315	1,216,334
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	461,973
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,500	1,522,808
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	313,030
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	473,977
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,015	2,770,338
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	710	608,857
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,046,437
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,095,329
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	363,278
Peralta Community College District, Series 2016 A, Ref. GO Bonds(b)(c)	4.00%	08/01/2025	50	50,092
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,059,422
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	125	113,796
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	10	9,938
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,306,489
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	40	32,777
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	$30	$27,428
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,606,961
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2040	155	163,727
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,050,406
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,057,411
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,300	1,215,378
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,260,677
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	2,300	1,989,589
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,083,762
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,138,805
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	500	515,499
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,080,768
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	105	99,670
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	701,925
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,250	2,008,030
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,432,275
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	208,957
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,704,372
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	3,000	3,008,554
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	15	15,547
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,115,909
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	523,907
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	518,681
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	1,000	1,049,628
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,500	1,317,419
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,000	1,052,193
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,047,402
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,200	1,071,147
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,390	1,392,960
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	100	102,377
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	15	15,745
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,035	1,052,937
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,000	1,038,575
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,000	1,030,990
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,000	928,300
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	520	478,030
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	355	269,153
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,050	981,254
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,038,852
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	50	51,576
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	405,015
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	528,644
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	320	297,990
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	55	57,203
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,085	1,119,104
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	155	163,497
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,037,076
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,001,172
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	535	547,863
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	400	362,937
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	10	10,392
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,060	1,090,684
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,023,069
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	$1,610	$1,640,233
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,010,790
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	456,614
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	775	791,252
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	889,058
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	880	891,196
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	870,965
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,003,345
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	500	370,463
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	500	522,748
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	300	326,051
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	300	323,013
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	560	599,371
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,000	1,800,709
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	1,805	1,878,846
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	10	7,769
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,500	1,078,982
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	80	74,045
San Diego Unified School District (Election of 2012), Series 2016, GO Bonds(b)(c)	4.00%	07/01/2025	35	35,028
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	455	375,768
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,340	3,015,234
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,114,814
San Diego Unified School District (Election of 2012), Subseries 2023 4B, GO Bonds	5.00%	07/01/2040	35	37,983
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,102,408
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	115	89,398
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	897,003
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	180	187,630
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,075	1,855,576
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,940	2,629,105
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,060	933,878
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,060	1,107,536
San Diego Unified School District (Green Bonds) (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2053	75	77,615
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	11,991
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	220	224,386
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	2,060	2,155,290
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	1,570	1,574,519
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,965	2,980,634
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,636,697
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,049,888
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	909,346
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	5	5,233
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	5	5,169
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,029,882
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,200	1,170,940
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,000	1,026,025
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	700	635,898
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,020,384
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	113,639
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	857,942
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	2,000	2,073,039
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	$3,000	$3,078,075
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	352,656
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	340,476
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,160,278
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,085,707
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	504,502
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	520	471,267
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,015	899,158
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	105	105,214
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	1,810,168
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	819,341
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,388,189
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,050	2,863,335
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,000	1,064,225
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	175	128,026
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	125	116,868
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	75	69,732
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	2,756,712
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,000	2,627,906
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	500	500,078
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	800	800,096
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	500	503,682
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	250	257,423
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	585	612,375
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,141,074
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	25	23,549
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	145	133,610
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	1,818,416
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,039,774
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	280,852
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	1,035	966,185
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	500	512,510
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	502,773
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	15	13,659
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,694,258
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	662,856
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	611,004
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2043	790	802,149
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	596,452
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	174,216
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	10	9,699
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,100	1,009,090
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	44,443
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	205	156,805
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	50	43,065
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,000	807,280
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	115	104,174
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	395	395,940
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	78,073
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	$5	$3,671
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	15	15,394
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,408
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	899,742
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	550	504,582
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	525	492,590
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	1,914,842
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,545	2,581,629
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	1,050	1,054,124
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	1,600	1,587,908
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,023,507
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	5	4,622
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,320	1,210,908
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	2,000	1,860,618
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	936,736
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	135,992
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	200	206,541
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,148,605
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	1,952,024
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	570	579,401
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	707,032
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,143,018
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,000	1,021,302
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,925	1,961,762
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	70	63,657
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,516,721
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,018,743
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,728,417
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2040	15	14,643
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	75	78,059
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	25	25,769
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,780	1,633,569
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	1,803,610
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,065	984,891
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	355	318,726
University of California, Series 2022 BK, RB	5.00%	05/15/2052	3,010	3,082,921
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	1,035	1,145,324
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,000	1,063,211
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	5	5,281
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	95	99,740
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	35	37,676
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,069,825
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,035	1,099,211
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	210	221,566
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,200	1,260,009
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	90	96,882
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	630	673,990
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	500	531,020
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,000	1,050,008
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,000	1,045,892
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,290	2,357,879
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	55	58,029
University of California, Series 2025 CA, RB	5.00%	05/15/2040	55	59,590
University of California, Series 2025 CC, RB	5.00%	05/15/2041	35	37,666
University of California, Series 2025 CC, RB	5.00%	05/15/2044	15	15,817
University of California, Series 2025 CC, RB	5.00%	05/15/2053	1,150	1,187,271
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,855	1,704,578
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,290	2,325,135
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	113,976
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	$10	$10,068
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,031,792
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,516,627
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,460	2,513,247
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,427,258
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,350	1,201,680
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	175	153,902
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	597,121
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	100	91,075
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	918,192
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	415	372,860
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,564,312
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	10	8,917
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	19,452
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	487,997
West Contra Costa Unified School District, Series 2015 B, GO Bonds	4.00%	08/01/2054	50	44,366
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	15	15,326
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,173,527
				681,663,529
Guam-0.01%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	47,886
TOTAL INVESTMENTS IN SECURITIES(e)-98.38% (Cost $728,080,664)				681,711,415
OTHER ASSETS LESS LIABILITIES-1.62%				11,234,258
NET ASSETS-100.00%				$692,945,673

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2025
(Unaudited)

	Shares	Value
Closed-End Funds-99.69%
Bonds-29.84%
Barings Participation Investors(a)	125,768	$2,214,774
BlackRock Core Bond Trust(a)	389,079	3,925,807
BlackRock Credit Allocation Income Trust(a)	1,146,754	12,304,670
BlackRock Limited Duration Income Trust(a)	316,086	4,418,882
BlackRock Multi-Sector Income Trust(a)	348,196	4,954,829
BlackRock Taxable Municipal Bond Trust	754,844	11,949,181
Blackstone Long-Short Credit Income Fund(a)	128,908	1,562,365
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	364,423	7,448,806
Cohen & Steers Select Preferred and Income Fund, Inc.	150,144	2,932,312
DoubleLine Income Solutions Fund(a)	922,844	11,350,981
DoubleLine Opportunistic Credit Fund(a)	153,128	2,394,922
Eaton Vance Limited Duration Income Fund(a)	1,150,467	11,493,165
Eaton Vance Short Duration Diversified Income Fund	130,536	1,408,483
First Trust Intermediate Duration Preferred & Income Fund(a)	601,292	10,991,618
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	284,525	5,693,345
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	600,552	9,410,650
Flaherty & Crumrine Total Return Fund, Inc.(a)	143,897	2,393,007
Franklin Limited Duration Income Trust(a)	501,190	3,207,616
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	196,681	2,936,447
Invesco Bond Fund(a)(b)	142,237	2,189,027
Invesco Senior Income Trust(a)(b)	1,178,387	4,360,032
John Hancock Preferred Income Fund	190,391	3,006,274
John Hancock Preferred Income Fund II(a)	153,553	2,415,389
John Hancock Preferred Income Fund III(a)	224,896	3,204,768
John Hancock Premium Dividend Fund(a)	613,070	8,068,001
MFS Charter Income Trust(a)	519,903	3,270,190
MFS Intermediate Income Trust(a)	1,113,066	2,983,017
MFS Multimarket Income Trust(a)	760,159	3,511,935
Nuveen Credit Strategies Income Fund(a)	1,717,513	8,982,593
Nuveen Floating Rate Income Fund(a)	1,969,482	16,287,616
Nuveen Global High Income Fund	286,070	3,624,507
Nuveen Preferred & Income Opportunities Fund(a)	2,736,729	21,592,792
Nuveen Taxable Municipal Income Fund(a)	287,604	4,506,755
PIMCO Dynamic Income Opportunities Fund(a)	897,605	12,036,883
PIMCO Income Strategy Fund(a)	310,770	2,588,714
PIMCO Income Strategy Fund II(a)	650,854	4,744,726
Pioneer Floating Rate Fund, Inc.	145,378	1,417,436
Putnam Premier Income Trust(a)	1,180,419	4,379,355
Saba Capital Income & Opportunities Fund II(a)	394,857	3,443,153
Western Asset Inflation-Linked Opportunities & Income Fund(a)	955,456	8,188,258
		237,793,281
Bonds/High Yield-18.53%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	557,290	8,682,578
AllianceBernstein Global High Income Fund, Inc.	1,059,987	11,479,659
Allspring Income Opportunities Fund	734,159	5,021,647
Allspring Multi-Sector Income Fund(a)	349,353	3,248,983
	Shares	Value
Bonds/High Yield-(continued)
Barings Global Short Duration High Yield Fund(a)	199,193	$2,948,056
BlackRock Corporate High Yield Fund, Inc.(a)	1,325,680	12,792,812
BlackRock Debt Strategies Fund, Inc.(a)	453,855	4,751,862
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	259,403	3,297,012
BlackRock Floating Rate Income Trust(a)	221,903	2,718,312
BNY Mellon High Yield Strategies Fund	910,627	2,285,674
Credit Suisse Asset Management Income Fund, Inc.	529,895	1,510,201
Credit Suisse High Yield Bond Fund	995,734	2,041,255
Eaton Vance Floating-Rate Income Trust	230,662	2,830,223
Eaton Vance Senior Floating-Rate Trust(a)	254,608	3,047,658
First Trust Senior Floating Rate Income Fund II	257,619	2,553,004
High Income Securities Fund(a)	361,133	2,282,361
Highland Opportunities and Income Fund	1,761,877	8,985,573
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	142,925	1,100,522
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	900,768	4,449,794
Neuberger Berman High Yield Strategies Fund, Inc.	253,208	1,891,464
Nuveen NASDAQ 100 Dynamic Overwrite Fund	681,876	17,210,550
PGIM Global High Yield Fund, Inc.(a)	336,734	4,454,991
PGIM High Yield Bond Fund, Inc.(a)	275,735	3,802,386
PGIM Short Duration High Yield Opportunities Fund	305,393	4,968,744
PIMCO High Income Fund	1,212,663	5,760,149
Pioneer High Income Fund, Inc.	367,588	2,914,973
Templeton Emerging Markets Income Fund	640,692	3,613,503
Western Asset Emerging Markets Debt Fund, Inc.	806,368	7,789,515
Western Asset Global High Income Fund, Inc.(a)	298,978	1,916,449
Western Asset High Income Fund II, Inc.(a)	904,236	3,779,706
Western Asset High Income Opportunity Fund, Inc.	918,863	3,565,188
		147,694,804
Domestic Equity-3.61%
John Hancock Tax-Advantaged Dividend Income Fund(a)	487,719	11,246,800
Virtus Dividend, Interest & Premium Strategy Fund	1,458,406	17,544,624
		28,791,424
Equities-8.51%
BlackRock Capital Allocation Term Trust(a)	1,306,354	19,451,611
BlackRock Health Sciences Term Trust(a)	1,218,282	17,786,917
BlackRock Technology and Private Equity Term Trust(a)	3,716,268	25,939,551
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	191,238	4,618,398
		67,796,477
Fixed Income-7.75%
Barings Corporate Investors(a)	238,607	4,974,956
BlackRock ESG Capital Allocation Term Trust(a)	1,169,587	18,514,562
BlackRock Income Trust, Inc.(a)	209,031	2,405,947
BlackRock Science & Technology Term Trust	957,523	18,556,796
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Fixed Income-(continued)
Nuveen Variable Rate Preferred & Income Fund(a)	298,049	$5,621,204
PIMCO Corporate & Income Strategy Fund	415,126	5,292,856
Saba Capital Income & Opportunities Fund	577,400	4,422,884
TCW Strategic Income Fund, Inc.(a)	406,412	2,001,579
		61,790,784
Foreign Equity-0.45%
Allspring Global Dividend Opportunity Fund	668,485	3,536,286
Option Income-31.00%
BlackRock Energy and Resources Trust	315,894	3,910,768
BlackRock Enhanced Equity Dividend Trust	2,181,304	18,671,962
BlackRock Enhanced Global Dividend Trust	787,958	8,817,250
BlackRock Enhanced International Dividend Trust	1,251,081	7,281,292
BlackRock Enhanced Large Cap Core Fund, Inc.	511,324	10,436,123
BlackRock Health Sciences Trust	161,831	5,811,351
BlackRock Resources & Commodities Strategy Trust	1,076,076	9,932,181
BlackRock Science & Technology Trust	418,145	15,245,567
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	138,876	3,935,746
Eaton Vance Enhanced Equity Income Fund(a)	340,546	6,807,515
Eaton Vance Enhanced Equity Income Fund II(a)	382,801	8,781,455
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	848,866	7,512,464
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	365,148	5,108,421
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	1,413,861	19,242,648
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,325,862	19,848,154
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,541,000	12,959,810
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,265,031	36,636,616
First Trust Enhanced Equity Income Fund(a)	246,496	4,863,366
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	563,350	7,982,669
Nuveen S&P 500 Buy-Write Income Fund(a)	1,465,087	19,734,722
	Shares	Value
Option Income-(continued)
Nuveen S&P 500 Dynamic Overwrite Fund(a)	174,057	$3,014,667
Voya Global Advantage and Premium Opportunity Fund(a)	190,039	1,923,195
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,080,432	6,180,071
Voya Infrastructure Industrials and Materials Fund(a)	209,980	2,385,373
		247,023,386
Total Closed-End Funds (Cost $763,278,072)		794,426,442
Common Stocks & Other Equity Interests-0.00%
Diversified Financial Services-0.00%
BlackRock Core Bond Trust, Rts., expiring 06/19/2025(c) (Cost $0)	389,079	21,983
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(b)(d) (Cost $1,395,219)	1,395,219	1,395,219
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $764,673,291)		795,843,644
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.05%
Invesco Private Government Fund, 4.29%(b)(d)(e)	8,990,838	8,990,838
Invesco Private Prime Fund, 4.45%(b)(d)(e)	23,267,057	23,271,710
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,262,548)		32,262,548
TOTAL INVESTMENTS IN SECURITIES-103.91% (Cost $796,935,839)		828,106,192
OTHER ASSETS LESS LIABILITIES-(3.91)%		(31,165,238)
NET ASSETS-100.00%		$796,940,954

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2025.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Invesco Bond Fund	$1,494,690	$926,036	$(104,617)	$(133,228)	$6,146	$2,189,027	$71,866
Invesco Senior Income Trust	4,210,779	1,527,390	(733,290)	(621,126)	(23,721)	4,360,032	391,621
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$669,620	$21,730,269	$(21,004,670)	$-	$-	$1,395,219	$24,536
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,109,502	101,645,276	(97,763,940)	-	-	8,990,838	277,146 *
Invesco Private Prime Fund	13,276,703	225,508,516	(215,509,397)	(788)	(3,324)	23,271,710	730,666 *
Total	$24,761,294	$351,337,487	$(335,115,914)	$(755,142)	$(20,899)	$40,206,826	$1,495,835

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-98.80%
U.S. Treasury Bonds-78.41%
6.00%, 02/15/2026	$29,161,600	$29,516,758
6.63%, 02/15/2027	28,198,000	29,544,014
5.25%, 02/15/2029	28,480,200	29,907,548
5.38%, 02/15/2031	27,828,800	29,690,938
4.50%, 02/15/2036	28,788,600	29,157,454
4.75%, 02/15/2037	28,494,400	29,264,639
4.38%, 02/15/2038	29,687,700	29,191,359
3.50%, 02/15/2039	32,747,900	29,021,547
4.63%, 02/15/2040	29,047,200	28,739,708
4.75%, 02/15/2041	28,930,200	28,779,899
3.13%, 02/15/2042	35,559,900	28,472,923
3.13%, 02/15/2043	36,034,600	28,415,253
3.63%, 02/15/2044	34,015,300	28,555,579
2.50%, 02/15/2045	41,271,600	28,412,917
2.50%, 02/15/2046	41,676,500	28,255,365
3.00%, 02/15/2047	38,575,200	28,367,087
3.00%, 02/15/2048	38,708,200	28,126,194
3.00%, 02/15/2049	39,269,400	28,293,142
2.00%, 02/15/2050	49,010,000	28,081,198
1.88%, 02/15/2051	50,901,500	27,864,595
2.25%, 02/15/2052	46,993,300	27,999,563
3.63%, 02/15/2053	35,192,400	28,116,803
4.25%, 02/15/2054	31,231,600	27,902,873
4.63%, 02/15/2055	29,441,100	28,088,649
		687,766,005
	Principal Amount	Value
U.S. Treasury Notes-20.39%
2.75%, 02/15/2028	$30,771,800	$29,892,520
1.50%, 02/15/2030	33,718,200	30,213,351
1.88%, 02/15/2032	34,412,200	29,851,239
3.50%, 02/15/2033	31,343,000	29,854,820
4.00%, 02/15/2034	30,208,900	29,523,300
4.63%, 02/15/2035	28,984,700	29,534,956
		178,870,186
Total U.S. Treasury Securities (Cost $987,208,410)		866,636,191
	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(a)(b) (Cost $133,334)	133,334	133,334
TOTAL INVESTMENTS IN SECURITIES-98.82% (Cost $987,341,744)		866,769,525
OTHER ASSETS LESS LIABILITIES-1.18%		10,351,438
NET ASSETS-100.00%		$877,120,963

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,348,308	$82,256,251	$(98,471,225)	$-	$-	$133,334	$103,759
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	477,789	306,764,230	(307,242,019)	-	-	-	138,587 *
Invesco Private Prime Fund	1,398,817	334,305,858	(335,698,285)	-	(6,390)	-	255,200 *
Total	$18,224,914	$723,326,339	$(741,411,529)	$-	$(6,390)	$133,334	$497,546

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.80%
California-13.86%
Bay Area Toll Authority, Series 2023 A, VRD Ref. RB, (LOC - Barclays Bank PLC)(a)(b)	0.85%	04/01/2055	$500	$500,000
California (State of), Series 2024 C-2, VRD GO Bonds, (LOC - Bank Of America N.A.)(a)(b)	0.97%	05/01/2047	1,100	1,100,000
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(a)	2.75%	07/01/2034	300	300,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	1.00%	09/01/2033	900	900,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2018 B, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.70%	05/01/2058	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.05%	04/01/2039	500	500,000
				4,300,000
Colorado-1.93%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	1.85%	11/01/2036	600	600,000
Connecticut-3.87%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	1.85%	11/15/2050	1,200	1,200,000
District of Columbia-3.22%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.65%	08/15/2038	1,000	1,000,000
Florida-14.18%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.50%	09/01/2035	1,200	1,200,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.95%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	2.68%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(c)	2.10%	10/01/2038	1,500	1,500,000
				4,400,000
Illinois-3.87%
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 F, Ref. VRD RB(a)	1.25%	08/15/2057	1,200	1,200,000
Louisiana-2.58%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.10%	09/01/2033	800	800,000
Maryland-0.97%
Howard (County of), MD Housing Commission (Social Bonds) (Beech’s Farm Apartments), Series 2023, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.95%	12/01/2062	300	300,000
Massachusetts-3.25%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 1997 P-1, VRD RB(a)	1.65%	07/01/2027	600	600,000
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2008 U-6C, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.00%	10/01/2042	300	300,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	1.63%	08/01/2037	110	110,000
				1,010,000
Minnesota-3.22%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	1.90%	12/01/2038	1,000	1,000,000
New York-26.41%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	1.53%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Trust Bank)(a)(b)	1.40%	11/01/2035	125	125,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	1.40%	06/01/2044	335	335,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.40%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	1.90%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.40%	06/15/2050	225	225,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	1.40%	08/01/2042	400	400,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	1.40%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	1.75%	07/01/2039	1,200	1,200,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	1.55%	10/15/2041	1,200	1,200,000
Trust for Cultural Resources of The City of New York (The), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.80%	02/01/2034	335	335,000
				8,195,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-1.29%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	1.35%	01/15/2038	$400	$400,000
Ohio-2.11%
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	1.95%	10/01/2040	300	300,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013, VRD RB(a)	1.90%	11/01/2036	355	355,000
				655,000
Pennsylvania-3.87%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(c)	1.75%	12/01/2028	800	800,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.25%	11/01/2061	400	400,000
				1,200,000
Tennessee-0.96%
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare), Series 2008, VRD RB, (INS - AGI)(a)(c)	1.40%	06/01/2042	300	300,000
Texas-8.41%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	1.95%	08/01/2039	1,000	1,000,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.50%	10/01/2045	400	400,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.05%	06/01/2046	1,210	1,210,000
				2,610,000
Virginia-1.29%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, VRD Ref. RB(a)	1.95%	07/01/2037	400	400,000
Wisconsin-4.51%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.75%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	1.95%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES(d)-99.80% (Cost $30,970,000)				30,970,000
OTHER ASSETS LESS LIABILITIES-0.20%				61,473
NET ASSETS-100.00%				$31,031,473

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	8.40%
TD Bank, N.A.	6.13%
JPMorgan Chase Bank, N.A.	5.93%
PNC Bank, N.A.	5.49%
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
May 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.00%
Aerospace & Defense-1.44%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$547,000	$556,342
Hexcel Corp., 4.20%, 02/15/2027	801,000	791,912
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	890,000	983,908
TransDigm, Inc.
5.50%, 11/15/2027	1,253,000	1,252,803
6.63%, 03/01/2032(b)	1,238,000	1,266,171
		4,851,136
Air Freight & Logistics-0.64%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	672,000	692,385
GXO Logistics, Inc.
1.65%, 07/15/2026	775,000	746,430
2.65%, 07/15/2031	870,000	737,797
		2,176,612
Automobile Components-2.93%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)	2,263,000	2,292,204
Dana, Inc.
5.63%, 06/15/2028(c)	709,000	706,195
4.25%, 09/01/2030(c)	763,000	724,173
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,044,000	1,000,894
5.25%, 07/15/2031(c)	1,067,000	996,433
Patrick Industries, Inc., 6.38%, 11/01/2032(b)	927,000	914,562
PHINIA, Inc., 6.63%, 10/15/2032(b)	846,000	841,806
United Rentals (North America), Inc.
4.88%, 01/15/2028	1,213,000	1,200,887
3.88%, 02/15/2031(c)	1,315,000	1,214,410
		9,891,564
Automobiles-2.01%
Ford Motor Co., 3.25%, 02/12/2032	4,119,000	3,400,785
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	3,428,000	3,401,188
		6,801,973
Banks-0.13%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	437,000	436,546
Broadline Retail-1.29%
Kohl’s Corp.
4.25%, 07/17/2025	1,080,000	1,077,316
5.13%, 05/01/2031(c)	1,469,000	941,737
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	2,541,000	2,357,659
		4,376,712
Building Products-1.20%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)(c)	2,497,000	2,267,350
Griffon Corp., 5.75%, 03/01/2028(c)	908,000	903,150
JELD-WEN, Inc., 7.00%, 09/01/2032(b)(c)	1,218,000	901,637
		4,072,137
	Principal Amount	Value
Capital Markets-1.78%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	$3,335,000	$2,905,255
StoneX Group, Inc., 7.88%, 03/01/2031(b)	2,963,000	3,122,925
		6,028,180
Chemicals-3.68%
Ashland, Inc., 3.38%, 09/01/2031(b)(c)	1,175,000	1,013,322
Avient Corp., 6.25%, 11/01/2031(b)	1,031,000	1,033,259
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	1,241,800	1,300,480
Celanese US Holdings LLC
6.42%, 07/15/2027	971,000	996,173
7.20%, 11/15/2033(c)	924,000	965,294
Chemours Co. (The)
5.38%, 05/15/2027(c)	723,000	708,323
8.00%, 01/15/2033(b)	732,000	638,908
Huntsman International LLC
4.50%, 05/01/2029	752,000	703,950
2.95%, 06/15/2031	866,000	715,015
Olin Corp.
5.63%, 08/01/2029(c)	823,000	806,158
6.63%, 04/01/2033(b)(c)	823,000	788,776
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	1,444,000	1,298,397
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	1,492,000	1,456,837
		12,424,892
Commercial Services & Supplies-1.44%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)	976,000	931,997
4.88%, 07/15/2032(b)(c)	981,000	932,555
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,086,000	1,114,957
GEO Group, Inc. (The), 10.25%, 04/15/2031	906,000	993,934
Steelcase, Inc., 5.13%, 01/18/2029	912,000	886,300
		4,859,743
Construction & Engineering-1.29%
AECOM, 5.13%, 03/15/2027	1,658,000	1,657,781
Arcosa, Inc., 6.88%, 08/15/2032(b)(c)	756,000	775,742
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	412,000	425,013
Fluor Corp., 4.25%, 09/15/2028(c)	1,525,000	1,487,676
		4,346,212
Consumer Finance-3.94%
Ally Financial, Inc.
5.75%, 11/20/2025	1,656,000	1,658,965
6.70%, 02/14/2033(c)	1,671,000	1,700,400
FirstCash, Inc., 6.88%, 03/01/2032(b)	847,000	869,241
Navient Corp.
5.50%, 03/15/2029(c)	939,000	904,145
5.63%, 08/01/2033(c)	1,016,000	894,755
OneMain Finance Corp.
7.13%, 03/15/2026	1,035,000	1,049,738
4.00%, 09/15/2030(c)	1,320,000	1,188,952
SLM Corp., 6.50%, 01/31/2030(c)	1,458,000	1,504,379
Synchrony Financial, 7.25%, 02/02/2033(c)	3,451,000	3,528,912
		13,299,487
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Consumer Staples Distribution & Retail-3.59%
Albertsons Cos,Inc./Safeway Inc/New Albertsons L.P./Albertsons LLC, 6.25%, 03/15/2033(b)(c)	$3,917,000	$3,980,640
Performance Food Group, Inc., 6.13%, 09/15/2032(b)(c)	2,696,000	2,721,062
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	5,548,000	5,428,841
		12,130,543
Containers & Packaging-2.83%
Ball Corp., 2.88%, 08/15/2030(c)	2,391,000	2,120,925
Crown Americas LLC, 5.25%, 04/01/2030(c)	1,810,000	1,804,549
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	849,000	806,032
6.38%, 07/15/2032(b)(c)	790,000	792,154
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	1,359,000	1,363,020
Sealed Air Corp.
4.00%, 12/01/2027(b)	717,000	695,917
6.88%, 07/15/2033(b)(c)	659,000	690,848
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	1,319,000	1,282,063
		9,555,508
Distributors-1.09%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	3,473,000	3,679,182
Diversified Consumer Services-0.44%
Service Corp. International
5.13%, 06/01/2029(c)	759,000	751,593
5.75%, 10/15/2032(c)	746,000	742,261
		1,493,854
Diversified REITs-1.21%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	947,000	899,689
Hudson Pacific Properties L.P., 3.25%, 01/15/2030	1,471,000	994,696
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	2,307,000	2,184,899
		4,079,284
Diversified Telecommunication Services-1.31%
IHS Holding Ltd. (Nigeria), 8.25%, 11/29/2031(b)	1,050,000	1,046,813
Level 3 Financing, Inc., 10.50%, 04/15/2029(b)(c)	2,997,493	3,379,674
		4,426,487
Electric Utilities-3.31%
DPL, Inc., 4.35%, 04/15/2029	2,741,000	2,640,014
NRG Energy, Inc., 6.25%, 11/01/2034(b)(c)	2,398,000	2,400,779
PG&E Corp., 5.25%, 07/01/2030(c)	3,787,000	3,677,353
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	2,336,000	2,478,410
		11,196,556
Electrical Equipment-1.29%
Atkore, Inc., 4.25%, 06/01/2031(b)(c)	1,273,000	1,157,208
	Principal Amount	Value
Electrical Equipment-(continued)
Regal Rexnord Corp.
6.05%, 02/15/2026	$687,000	$690,708
6.40%, 04/15/2033	656,000	679,166
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)(c)	1,802,000	1,847,014
		4,374,096
Electronic Equipment, Instruments & Components-1.19%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	1,413,000	1,440,886
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)(c)	641,000	603,376
6.63%, 07/15/2032(b)(c)	579,000	584,639
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	1,370,000	1,395,511
		4,024,412
Energy Equipment & Services-0.74%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	756,000	757,959
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	1,089,000	1,117,788
Valaris Ltd., 8.38%, 04/30/2030(b)(c)	630,000	632,997
		2,508,744
Entertainment-1.25%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	836,000	860,700
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	1,149,000	1,188,080
WarnerMedia Holdings, Inc., 4.28%, 03/15/2032	2,571,000	2,182,557
		4,231,337
Financial Services-2.91%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	1,531,000	1,564,051
Block, Inc.
2.75%, 06/01/2026	1,046,000	1,020,640
6.50%, 05/15/2032(c)	986,000	1,008,296
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	1,140,000	1,187,923
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)(c)	1,392,000	1,341,701
Vornado Realty L.P.
2.15%, 06/01/2026	819,000	792,116
3.40%, 06/01/2031	918,000	789,454
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	876,000	887,820
WEX, Inc., 6.50%, 03/15/2033(b)(c)	1,250,000	1,237,452
		9,829,453
Food Products-1.33%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)	703,000	694,862
4.38%, 01/31/2032(b)(c)	759,000	700,737
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	1,894,000	1,678,718
Post Holdings, Inc., 4.50%, 09/15/2031(b)	1,552,000	1,416,416
		4,490,733
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Ground Transportation-1.12%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	$2,375,000	$2,420,631
XPO, Inc., 7.13%, 02/01/2032(b)(c)	1,303,000	1,353,254
		3,773,885
Health Care Equipment & Supplies-0.71%
Insulet Corp., 6.50%, 04/01/2033(b)(c)	654,000	673,013
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	587,000	612,538
Teleflex, Inc., 4.63%, 11/15/2027	1,147,000	1,130,118
		2,415,669
Health Care Providers & Services-4.70%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	1,039,000	1,059,983
Centene Corp.
2.45%, 07/15/2028	2,893,000	2,666,235
2.50%, 03/01/2031(c)	3,132,000	2,661,269
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	2,165,000	2,200,716
Encompass Health Corp., 4.75%, 02/01/2030(c)	1,274,000	1,243,060
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)(c)	2,786,000	2,489,962
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	926,000	918,528
Tenet Healthcare Corp., 6.13%, 06/15/2030(c)	2,609,000	2,637,825
		15,877,578
Health Care REITs-0.78%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	1,556,000	1,596,112
Sabra Health Care L.P.
5.13%, 08/15/2026	513,000	512,477
3.20%, 12/01/2031	587,000	511,565
		2,620,154
Hotel & Resort REITs-0.59%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	476,000	470,656
6.50%, 04/01/2032(b)	460,000	466,617
Service Properties Trust
5.50%, 12/15/2027	544,000	525,414
8.63%, 11/15/2031(b)(c)	490,000	522,250
		1,984,937
Hotels, Restaurants & Leisure-6.43%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)(c)	1,269,000	1,189,299
Brinker International, Inc., 8.25%, 07/15/2030(b)	853,000	903,178
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	2,126,000	2,144,432
Carnival Corp.
5.75%, 03/01/2027(b)	1,018,000	1,021,183
6.13%, 02/15/2033(b)(c)	1,023,000	1,026,166
Churchill Downs, Inc.
5.50%, 04/01/2027(b)(c)	438,000	436,752
6.75%, 05/01/2031(b)	430,000	438,469
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030(c)	775,000	760,119
5.88%, 03/15/2033(b)(c)	764,000	769,696
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
International Game Technology PLC, 6.25%, 01/15/2027(b)	$1,408,700	$1,424,759
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,245,000	1,168,556
6.20%, 08/15/2034	1,158,000	1,149,009
Life Time, Inc., 6.00%, 11/15/2031(b)(c)	827,000	829,397
MGM Resorts International
4.75%, 10/15/2028	1,007,000	985,593
6.50%, 04/15/2032(c)	973,000	971,713
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	805,000	823,063
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	1,024,000	1,026,044
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	1,222,000	1,231,551
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	1,240,000	1,271,030
Yum! Brands, Inc.
4.75%, 01/15/2030(b)	1,100,000	1,076,799
3.63%, 03/15/2031(c)	1,194,000	1,086,962
		21,733,770
Household Durables-3.93%
Century Communities, Inc., 6.75%, 06/01/2027(c)	966,000	966,664
KB Home, 4.00%, 06/15/2031(c)	1,341,000	1,216,671
LGI Homes, Inc., 7.00%, 11/15/2032(b)(c)	928,000	862,729
M/I Homes, Inc., 4.95%, 02/01/2028	1,106,000	1,091,966
Newell Brands, Inc.
6.63%, 09/15/2029	932,000	902,702
6.63%, 05/15/2032(c)	942,000	871,527
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	1,293,000	1,152,458
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	740,000	746,437
5.13%, 08/01/2030(b)(c)	772,000	753,246
TopBuild Corp., 4.13%, 02/15/2032(b)(c)	1,337,000	1,213,619
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,129,000	1,126,166
Whirlpool Corp., 4.75%, 02/26/2029	2,451,000	2,378,356
		13,282,541
Interactive Media & Services-0.28%
Snap, Inc., 6.88%, 03/01/2033(b)(c)	930,000	942,960
IT Services-0.50%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	719,000	734,043
Twilio, Inc., 3.63%, 03/15/2029	1,014,000	955,307
		1,689,350
Life Sciences Tools & Services-0.93%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	988,000	824,840
IQVIA, Inc., 6.50%, 05/15/2030(b)	2,273,000	2,323,236
		3,148,076
Machinery-0.59%
Hillenbrand, Inc.
5.00%, 09/15/2026	499,000	496,323
3.75%, 03/01/2031(c)	565,000	495,901
Terex Corp., 6.25%, 10/15/2032(b)(c)	1,011,000	995,015
		1,987,239
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Marine Transportation-0.35%
NCL Corp. Ltd.
7.75%, 02/15/2029(b)(c)	$574,000	$603,867
6.75%, 02/01/2032(b)(c)	595,000	595,483
		1,199,350
Media-5.16%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(b)(c)	3,408,000	2,944,284
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	2,836,000	2,835,651
Discovery Communications LLC, 3.95%, 03/20/2028	2,250,000	2,148,882
Lamar Media Corp.
3.75%, 02/15/2028	816,000	790,022
3.63%, 01/15/2031(c)	859,000	781,004
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)(c)	1,005,000	1,061,962
Paramount Global
2.90%, 01/15/2027	1,618,000	1,570,466
4.95%, 01/15/2031	1,621,000	1,569,900
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	1,522,000	1,524,085
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)(c)	2,544,000	2,226,532
		17,452,788
Metals & Mining-2.44%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)(c)	1,660,000	1,724,373
ATI, Inc.
5.88%, 12/01/2027(c)	548,000	548,359
5.13%, 10/01/2031(c)	571,000	551,484
Carpenter Technology Corp., 6.38%, 07/15/2028(c)	787,000	790,737
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	755
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(b)	970,000	902,681
7.38%, 05/01/2033(b)	986,000	847,888
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	878,000	807,401
United States Steel Corp., 6.88%, 03/01/2029	2,047,000	2,066,624
		8,240,302
Mortgage REITs-1.32%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	1,417,000	1,492,907
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)	808,000	838,442
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)(c)	2,033,000	2,115,997
		4,447,346
Office REITs-0.27%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	951,000	908,408
	Principal Amount	Value
Oil, Gas & Consumable Fuels-6.73%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)(c)	$1,217,000	$1,243,991
Chord Energy Corp., 6.75%, 03/15/2033(b)(c)	1,495,000	1,485,881
Civitas Resources, Inc., 8.75%, 07/01/2031(b)(c)	1,375,000	1,346,064
CNX Resources Corp., 7.25%, 03/01/2032(b)(c)	1,233,000	1,257,294
Kosmos Energy Ltd. (Ghana), 8.75%, 10/01/2031(b)(c)	987,000	761,834
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	833,000	825,618
Matador Resources Co., 6.50%, 04/15/2032(b)	1,085,000	1,063,340
Murphy Oil Corp., 6.00%, 10/01/2032(c)	1,487,000	1,387,762
Murphy Oil USA, Inc., 4.75%, 09/15/2029	1,724,000	1,671,010
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)(c)	858,000	865,912
Occidental Petroleum Corp.
5.20%, 08/01/2029	2,095,000	2,082,388
6.63%, 09/01/2030(c)	1,983,000	2,066,363
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	2,580,000	2,245,342
SM Energy Co.
6.50%, 07/15/2028(c)	569,000	566,368
7.00%, 08/01/2032(b)(c)	576,000	553,492
Talos Production, Inc., 9.38%, 02/01/2031(b)	929,000	914,222
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	1,497,000	1,561,967
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	1,031,000	837,133
		22,735,981
Passenger Airlines-1.35%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	1,340,000	1,326,413
United AirLines, Inc., 4.63%, 04/15/2029(b)	3,389,000	3,221,166
		4,547,579
Personal Care Products-0.73%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	1,331,000	1,359,561
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	1,088,000	1,106,508
		2,466,069
Pharmaceuticals-1.69%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,385,000	1,426,620
Mylan, Inc., 4.55%, 04/15/2028	2,765,000	2,705,565
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	1,893,000	1,591,948
		5,724,133
Professional Services-0.35%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	1,136,000	1,171,952
Real Estate Management & Development-1.48%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	1,180,000	1,046,930
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Real Estate Management & Development-(continued)
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	$1,419,000	$1,518,734
Forestar Group, Inc., 6.50%, 03/15/2033(b)(c)	685,000	679,945
Kennedy-Wilson, Inc.
4.75%, 03/01/2029(c)	517,000	475,686
5.00%, 03/01/2031(c)	539,000	467,839
Newmark Group, Inc., 7.50%, 01/12/2029	786,000	827,102
		5,016,236
Semiconductors & Semiconductor Equipment-1.66%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	1,361,000	1,366,336
Entegris, Inc., 4.75%, 04/15/2029(b)(c)	1,113,000	1,081,446
Qorvo, Inc., 4.38%, 10/15/2029	1,410,000	1,354,258
Skyworks Solutions, Inc.
1.80%, 06/01/2026	927,000	894,725
3.00%, 06/01/2031	1,031,000	898,400
		5,595,165
Software-1.89%
AppLovin Corp.
5.13%, 12/01/2029	535,000	538,760
5.50%, 12/01/2034(c)	532,000	532,492
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	840,000	786,794
Gen Digital, Inc., 6.25%, 04/01/2033(b)(c)	2,208,000	2,238,035
RingCentral, Inc., 8.50%, 08/15/2030(b)	545,000	576,051
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	1,683,000	1,729,362
		6,401,494
Specialized REITs-0.89%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	751,000	752,934
3.25%, 01/15/2032	871,000	754,136
SBA Communications Corp., 3.88%, 02/15/2027(c)	1,536,000	1,507,101
		3,014,171
Specialty Retail-3.48%
Advance Auto Parts, Inc.
3.90%, 04/15/2030(c)	939,000	869,565
3.50%, 03/15/2032(c)	1,008,000	875,504
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	1,833,000	1,742,578
Bath & Body Works, Inc.
5.25%, 02/01/2028	850,000	850,362
6.88%, 11/01/2035	850,000	857,404
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	2,154,000	1,917,498
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	2,392,000	2,244,223
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	1,594,000	1,486,669
Valvoline, Inc., 3.63%, 06/15/2031(b)	1,037,000	921,136
		11,764,939
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.65%
Seagate HDD Cayman
4.09%, 06/01/2029	$1,171,000	$1,120,984
9.63%, 12/01/2032	960,740	1,091,213
Western Digital Corp.
2.85%, 02/01/2029(c)	1,067,000	975,987
3.10%, 02/01/2032(c)	1,135,000	980,828
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	1,994,000	1,400,913
		5,569,925
Textiles, Apparel & Luxury Goods-1.31%
Crocs, Inc., 4.13%, 08/15/2031(b)(c)	1,209,000	1,074,746
Under Armour, Inc., 3.25%, 06/15/2026	1,184,000	1,158,698
VF Corp., 2.80%, 04/23/2027(c)	2,336,000	2,198,199
		4,431,643
Trading Companies & Distributors-0.03%
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	109,000	112,036
Wireless Telecommunication Services-0.40%
United States Cellular Corp., 6.70%, 12/15/2033(c)	1,255,000	1,352,432
Total U.S. Dollar Denominated Bonds & Notes (Cost $333,367,281)		331,193,491
	Shares
Money Market Funds-1.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $4,845,888)	4,845,888	4,845,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.44% (Cost $338,213,169)		336,039,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.62%
Invesco Private Government Fund, 4.29%(d)(e)(f)	30,596,898	30,596,898
Invesco Private Prime Fund, 4.45%(d)(e)(f)	79,623,568	79,639,493
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,242,804)		110,236,391
TOTAL INVESTMENTS IN SECURITIES-132.06% (Cost $448,455,973)		446,275,770
OTHER ASSETS LESS LIABILITIES-(32.06)%		(108,332,017)
NET ASSETS-100.00%		$337,943,753
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $176,267,399, which represented 52.16% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,209,436	$33,533,630	$(29,897,178)	$-	$-	$4,845,888	$63,917
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,797,037	79,986,211	(100,186,350)	-	-	30,596,898	1,241,006 *
Invesco Private Prime Fund	135,289,682	98,648,363	(154,278,550)	(8,931)	(11,071)	79,639,493	3,320,994 *
Total	$187,296,155	$212,168,204	$(284,362,078)	$(8,931)	$(11,071)	$115,082,279	$4,625,917

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.22%
Boeing Co. (The)
5.15%, 05/01/2030	$125,000	$126,152
6.53%, 05/01/2034	110,000	117,453
General Dynamics Corp.
3.63%, 04/01/2030	110,000	106,316
2.25%, 06/01/2031	115,000	101,334
General Electric Co., 6.75%, 03/15/2032(b)	205,000	228,931
Howmet Aerospace, Inc.
3.00%, 01/15/2029	45,000	42,816
4.85%, 10/15/2031	40,000	40,039
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	55,000	53,100
5.75%, 01/15/2035	50,000	50,641
L3Harris Technologies, Inc.
4.40%, 06/15/2028	73,000	72,722
5.40%, 07/31/2033	100,000	101,385
Lockheed Martin Corp.
3.55%, 01/15/2026	142,000	141,294
3.90%, 06/15/2032	152,000	144,484
Northrop Grumman Corp.
3.25%, 01/15/2028	101,000	98,308
4.70%, 03/15/2033	100,000	98,402
RTX Corp.
4.13%, 11/16/2028	138,000	136,609
6.10%, 03/15/2034	130,000	138,550
Textron, Inc.
3.00%, 06/01/2030	60,000	54,892
5.50%, 05/15/2035	50,000	49,789
		1,903,217
Air Freight & Logistics-0.83%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	120,000	118,077
FedEx Corp.
3.10%, 08/05/2029(c)	145,000	135,742
2.40%, 05/15/2031(c)	140,000	123,041
United Parcel Service, Inc.
4.45%, 04/01/2030	166,000	166,709
5.15%, 05/22/2034	165,000	166,627
		710,196
Automobile Components-0.26%
BorgWarner, Inc.
2.65%, 07/01/2027	55,000	52,855
5.40%, 08/15/2034	50,000	49,888
Lear Corp., 3.80%, 09/15/2027	125,000	122,313
		225,056
Automobiles-0.47%
General Motors Co., 6.13%, 10/01/2025	191,000	191,583
PACCAR Financial Corp., 3.55%, 08/11/2025(b)	210,000	209,664
		401,247
Banks-5.94%
Bank of America Corp., 3.25%, 10/21/2027(b)	720,000	702,577
Citigroup, Inc.
4.45%, 09/29/2027(b)	310,000	308,774
6.63%, 06/15/2032	275,000	296,011
Citizens Financial Group, Inc.
3.25%, 04/30/2030	130,000	120,087
2.64%, 09/30/2032	140,000	114,765
	Principal Amount	Value
Banks-(continued)
Comerica, Inc., 4.00%, 02/01/2029	$138,000	$133,698
Fifth Third Bancorp, 2.55%, 05/05/2027	210,000	202,216
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	195,794
JPMorgan Chase & Co., 2.95%, 10/01/2026	851,000	835,989
KeyBank N.A., 5.00%, 01/26/2033	94,000	90,917
KeyCorp, 2.55%, 10/01/2029	110,000	100,295
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	195,000	194,869
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(b)	355,000	324,427
Regions Financial Corp., 1.80%, 08/12/2028	200,000	182,884
Truist Bank, 3.63%, 09/16/2025	156,000	155,493
Truist Financial Corp., 1.95%, 06/05/2030	205,000	179,299
U.S. Bancorp
1.38%, 07/22/2030(b)	210,000	178,982
Series V, 2.38%, 07/22/2026	201,000	197,000
Wachovia Corp., 5.50%, 08/01/2035(b)	290,000	289,055
Wells Fargo & Co., 4.15%, 01/24/2029(b)	295,000	291,380
		5,094,512
Beverages-1.47%
Coca-Cola Co. (The)
1.45%, 06/01/2027	195,000	185,668
2.25%, 01/05/2032(b)	210,000	184,264
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	30,694
5.45%, 06/01/2034	45,000	45,865
Constellation Brands, Inc.
4.35%, 05/09/2027	65,000	64,860
2.25%, 08/01/2031	85,000	72,889
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	81,000	81,335
4.05%, 04/15/2032	85,000	80,841
Molson Coors Beverage Co., 3.00%, 07/15/2026	118,000	116,046
PepsiCo, Inc.
2.75%, 03/19/2030(b)	215,000	200,282
5.00%, 02/07/2035	195,000	194,733
		1,257,477
Biotechnology-1.67%
AbbVie, Inc.
3.20%, 11/21/2029	239,000	226,782
5.05%, 03/15/2034(b)	235,000	235,764
Amgen, Inc.
5.15%, 03/02/2028	155,000	157,867
5.25%, 03/02/2033	140,000	141,334
Biogen, Inc.
2.25%, 05/01/2030	105,000	93,167
5.75%, 05/15/2035	90,000	90,639
Gilead Sciences, Inc.
3.65%, 03/01/2026	168,000	166,921
1.65%, 10/01/2030	190,000	164,130
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	186,000	159,395
		1,435,999
Broadline Retail-0.97%
Amazon.com, Inc.
3.15%, 08/22/2027	345,000	338,103
2.10%, 05/12/2031(b)	400,000	352,577
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Broadline Retail-(continued)
eBay, Inc.
2.70%, 03/11/2030	$90,000	$82,645
2.60%, 05/10/2031	70,000	61,990
		835,315
Building Products-0.98%
Carlisle Cos., Inc.
2.75%, 03/01/2030	45,000	41,324
2.20%, 03/01/2032	50,000	41,751
Carrier Global Corp.
2.72%, 02/15/2030	95,000	87,528
5.90%, 03/15/2034	70,000	73,571
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	63,000	59,270
5.88%, 06/01/2033	40,000	41,181
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	80,000	82,535
1.75%, 09/15/2030	105,000	91,052
Lennox International, Inc., 5.50%, 09/15/2028	70,000	71,914
Masco Corp.
1.50%, 02/15/2028	45,000	41,428
2.00%, 02/15/2031	65,000	54,953
Owens Corning
5.50%, 06/15/2027	60,000	60,891
5.70%, 06/15/2034	90,000	91,905
		839,303
Capital Markets-3.86%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	100,000	98,217
4.50%, 05/13/2032	90,000	88,245
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	141,000	134,440
1.80%, 07/28/2031	160,000	137,048
BlackRock, Inc.
3.20%, 03/15/2027	140,000	137,878
1.90%, 01/28/2031	140,000	121,853
Charles Schwab Corp. (The)
2.00%, 03/20/2028	190,000	179,051
2.90%, 03/03/2032	165,000	145,805
CME Group, Inc.
3.75%, 06/15/2028	100,000	98,933
2.65%, 03/15/2032	135,000	119,584
Franklin Resources, Inc., 1.60%, 10/30/2030	170,000	144,981
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030(b)	290,000	279,873
6.13%, 02/15/2033(b)	250,000	270,130
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	60,000	57,901
6.20%, 04/14/2034	55,000	56,182
Morgan Stanley
3.63%, 01/20/2027	237,000	234,145
7.25%, 04/01/2032	190,000	216,643
MSCI, Inc., 3.25%, 08/15/2033(c)	95,000	81,560
Nasdaq, Inc.
3.85%, 06/30/2026	130,000	129,305
1.65%, 01/15/2031	55,000	46,861
Northern Trust Corp.
1.95%, 05/01/2030	95,000	84,267
6.13%, 11/02/2032	90,000	95,823
	Principal Amount	Value
Capital Markets-(continued)
Raymond James Financial, Inc., 4.65%, 04/01/2030	$130,000	$130,915
State Street Corp.
2.40%, 01/24/2030	125,000	114,991
2.20%, 03/03/2031	125,000	108,866
		3,313,497
Chemicals-3.02%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	99,000	88,248
4.85%, 02/08/2034	90,000	89,092
Albemarle Corp.
4.65%, 06/01/2027	45,000	44,488
5.05%, 06/01/2032	45,000	41,775
CF Industries, Inc.
4.50%, 12/01/2026(c)	65,000	64,810
5.15%, 03/15/2034	80,000	77,662
Dow Chemical Co. (The)
4.80%, 11/30/2028	127,000	127,938
2.10%, 11/15/2030	160,000	138,554
DuPont de Nemours, Inc., 4.73%, 11/15/2028(b)	215,000	217,803
Eastman Chemical Co.
4.50%, 12/01/2028	55,000	54,750
5.75%, 03/08/2033	60,000	61,501
Ecolab, Inc.
4.80%, 03/24/2030	65,000	66,052
2.13%, 02/01/2032	85,000	72,429
EIDP, Inc.
1.70%, 07/15/2025	110,000	109,607
2.30%, 07/15/2030	95,000	85,645
FMC Corp.
3.45%, 10/01/2029	42,000	38,703
5.65%, 05/18/2033	40,000	38,527
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	65,000	60,677
2.30%, 11/01/2030(c)	70,000	61,035
Linde, Inc.
3.20%, 01/30/2026	132,000	130,945
1.10%, 08/10/2030	180,000	153,382
LYB International Finance II B.V., 3.50%, 03/02/2027	120,000	117,565
LYB International Finance III LLC, 2.25%, 10/01/2030	135,000	117,999
Mosaic Co. (The)
4.05%, 11/15/2027	60,000	59,226
5.45%, 11/15/2033	60,000	60,117
PPG Industries, Inc., 3.75%, 03/15/2028	146,000	143,270
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	80,000	74,838
2.20%, 03/15/2032	90,000	76,357
Westlake Corp., 3.60%, 08/15/2026	119,000	117,350
		2,590,345
Commercial Services & Supplies-0.76%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	65,000	63,001
3.57%, 12/01/2031	70,000	63,517
Cintas Corp. No. 2
3.70%, 04/01/2027	58,000	57,413
4.00%, 05/01/2032	65,000	62,121
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Republic Services, Inc.
3.95%, 05/15/2028	$74,000	$73,349
1.75%, 02/15/2032	90,000	74,750
Veralto Corp.
5.35%, 09/18/2028	45,000	46,205
5.45%, 09/18/2033	30,000	30,466
Waste Management, Inc.
3.15%, 11/15/2027	90,000	87,632
1.50%, 03/15/2031	115,000	97,231
		655,685
Communications Equipment-0.71%
Cisco Systems, Inc.
2.50%, 09/20/2026	211,000	206,790
5.05%, 02/26/2034	190,000	191,526
Juniper Networks, Inc., 3.75%, 08/15/2029	93,000	89,697
Motorola Solutions, Inc.
4.60%, 05/23/2029	58,000	57,901
5.40%, 04/15/2034	60,000	60,324
		606,238
Construction & Engineering-0.23%
MasTec, Inc., 5.90%, 06/15/2029	85,000	87,273
Quanta Services, Inc.
4.75%, 08/09/2027	50,000	50,223
2.90%, 10/01/2030	65,000	59,056
		196,552
Construction Materials-0.27%
Eagle Materials, Inc., 2.50%, 07/01/2031	55,000	47,891
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	105,000	91,427
Vulcan Materials Co.
3.50%, 06/01/2030	40,000	37,988
5.35%, 12/01/2034	50,000	50,383
		227,689
Consumer Finance-1.21%
Ally Financial, Inc.
2.20%, 11/02/2028	110,000	100,432
8.00%, 11/01/2031	85,000	95,153
American Express Co., 4.05%, 05/03/2029(b)	300,000	298,132
Capital One Financial Corp., 3.80%, 01/31/2028	185,000	181,400
Discover Financial Services, 6.70%, 11/29/2032	165,000	177,610
General Motors Financial Co., Inc., 3.10%, 01/12/2032	215,000	185,399
		1,038,126
Consumer Staples Distribution & Retail-2.44%
Costco Wholesale Corp.
1.60%, 04/20/2030	205,000	181,171
1.75%, 04/20/2032	200,000	168,827
Dollar General Corp.
3.50%, 04/03/2030	90,000	84,258
5.45%, 07/05/2033	90,000	90,358
Dollar Tree, Inc.
4.20%, 05/15/2028	77,000	75,760
2.65%, 12/01/2031	90,000	77,879
Kroger Co. (The)
4.50%, 01/15/2029	160,000	160,714
5.00%, 09/15/2034	145,000	141,279
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp.
5.95%, 04/01/2030	$95,000	$100,027
5.40%, 03/23/2035	100,000	100,058
Target Corp.
3.38%, 04/15/2029	145,000	140,330
4.50%, 09/15/2032	145,000	142,881
Walmart, Inc.
3.90%, 09/09/2025	310,000	309,696
1.80%, 09/22/2031(b)	375,000	323,248
		2,096,486
Containers & Packaging-0.63%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	71,000	70,307
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	70,626
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	51,490
2.25%, 02/15/2032	85,000	71,082
Packaging Corp. of America, 3.00%, 12/15/2029	115,000	107,410
Sealed Air Corp., 1.57%, 10/15/2026(c)	85,000	80,999
Sonoco Products Co.
3.13%, 05/01/2030	45,000	41,353
5.00%, 09/01/2034	50,000	47,537
		540,804
Distributors-0.27%
Genuine Parts Co.
4.95%, 08/15/2029	65,000	65,606
1.88%, 11/01/2030	65,000	55,514
LKQ Corp.
5.75%, 06/15/2028	55,000	56,448
6.25%, 06/15/2033	55,000	57,374
		234,942
Diversified REITs-0.62%
American Assets Trust L.P., 3.38%, 02/01/2031	50,000	43,770
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	47,763
CubeSmart L.P.
2.25%, 12/15/2028	45,000	41,572
2.50%, 02/15/2032	30,000	25,425
Digital Realty Trust L.P., 3.60%, 07/01/2029	160,000	153,947
VICI Properties L.P.
4.75%, 02/15/2028	55,000	55,049
5.13%, 05/15/2032	70,000	68,642
W.P. Carey, Inc., 2.40%, 02/01/2031	105,000	91,128
		527,296
Diversified Telecommunication Services-1.30%
AT&T, Inc.
4.30%, 02/15/2030(b)	274,000	271,201
2.55%, 12/01/2033	330,000	271,531
Verizon Communications, Inc.
4.33%, 09/21/2028	285,000	284,457
2.36%, 03/15/2032(b)	335,000	285,831
		1,113,020
Electric Utilities-4.61%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	156,000	136,682
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	$65,000	$68,936
American Electric Power Co., Inc., 3.20%, 11/13/2027	111,000	107,855
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	120,000	104,112
Arizona Public Service Co., 5.55%, 08/01/2033	120,000	121,104
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	360,000	346,685
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	105,000	93,003
Series D, 4.00%, 12/01/2028	95,000	94,074
Constellation Energy Generation LLC
5.60%, 03/01/2028	65,000	67,037
5.80%, 03/01/2033	70,000	72,873
Duke Energy Corp.
2.65%, 09/01/2026	146,000	142,886
2.55%, 06/15/2031	170,000	149,269
Entergy Corp., 1.90%, 06/15/2028	110,000	102,097
Entergy Louisiana LLC, 4.00%, 03/15/2033	90,000	83,589
Evergy, Inc., 2.90%, 09/15/2029	135,000	125,815
Eversource Energy, 3.38%, 03/01/2032	90,000	80,643
Exelon Corp.
4.05%, 04/15/2030	110,000	107,240
5.30%, 03/15/2033	110,000	111,288
Florida Power & Light Co., 2.45%, 02/03/2032	170,000	148,197
Interstate Power and Light Co., 4.10%, 09/26/2028	43,000	42,412
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	85,000	83,934
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	166,000	147,708
NRG Energy, Inc., 7.00%, 03/15/2033(c)	60,000	64,753
Pacific Gas and Electric Co.
3.15%, 01/01/2026	85,000	84,083
4.55%, 07/01/2030	80,000	77,513
PPL Capital Funding, Inc., 3.10%, 05/15/2026	85,000	83,803
PPL Electric Utilities Corp., 5.00%, 05/15/2033	80,000	80,104
Public Service Co. of Colorado, 1.88%, 06/15/2031	110,000	93,186
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	115,000	98,811
Southern California Edison Co.
5.95%, 11/01/2032	105,000	106,686
Series E, 3.70%, 08/01/2025	90,000	89,735
Southern Co. (The)
5.70%, 03/15/2034	140,000	144,153
Series A, 3.70%, 04/30/2030	142,000	135,936
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	80,000	78,526
6.95%, 10/15/2033(c)	60,000	64,709
Wisconsin Electric Power Co., 4.75%, 09/30/2032	75,000	75,067
Wisconsin Power and Light Co., 3.95%, 09/01/2032	55,000	51,276
Xcel Energy, Inc., 4.00%, 06/15/2028	90,000	88,667
		3,954,447
	Principal Amount	Value
Electrical Equipment-0.28%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	$70,000	$60,690
Emerson Electric Co.
0.88%, 10/15/2026	95,000	90,694
2.20%, 12/21/2031	105,000	91,263
		242,647
Electronic Equipment, Instruments & Components-1.39%
Amphenol Corp.
2.80%, 02/15/2030	65,000	60,448
5.00%, 01/15/2035	60,000	59,539
Arrow Electronics, Inc.
3.88%, 01/12/2028	78,000	76,367
2.95%, 02/15/2032	95,000	81,654
Avnet, Inc., 4.63%, 04/15/2026	108,000	107,866
Flex Ltd.
4.88%, 06/15/2029	65,000	64,764
5.25%, 01/15/2032	75,000	74,627
Jabil, Inc.
3.95%, 01/12/2028	88,000	86,580
3.00%, 01/15/2031	75,000	67,392
Keysight Technologies, Inc.
3.00%, 10/30/2029	40,000	37,224
4.95%, 10/15/2034	45,000	43,892
TD SYNNEX Corp.
1.75%, 08/09/2026	70,000	67,385
6.10%, 04/12/2034	60,000	61,603
Teledyne Technologies, Inc.
2.25%, 04/01/2028	50,000	47,186
2.75%, 04/01/2031	40,000	35,609
Trimble, Inc.
4.90%, 06/15/2028	45,000	45,431
6.10%, 03/15/2033	25,000	26,107
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/13/2026	75,000	74,995
2.50%, 02/04/2032	85,000	73,232
		1,191,901
Energy Equipment & Services-0.63%
Halliburton Co.
2.92%, 03/01/2030	105,000	96,414
4.85%, 11/15/2035	90,000	84,749
Helmerich & Payne, Inc., 2.90%, 09/29/2031	75,000	61,215
NOV, Inc., 3.60%, 12/01/2029	63,000	59,921
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	240,000	236,152
		538,451
Entertainment-0.96%
Electronic Arts, Inc., 1.85%, 02/15/2031	110,000	94,478
Netflix, Inc.
4.88%, 04/15/2028	115,000	116,908
4.88%, 06/15/2030(c)	165,000	167,504
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,534
4.00%, 04/14/2032	71,000	66,322
Walt Disney Co. (The)
2.20%, 01/13/2028	180,000	171,978
2.65%, 01/13/2031	170,000	154,938
		822,662
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Financial Services-3.13%
Apollo Global Management, Inc., 6.38%, 11/15/2033	$170,000	$182,528
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	323,000	320,098
Block Financial LLC
2.50%, 07/15/2028	45,000	41,910
3.88%, 08/15/2030	50,000	47,064
Corebridge Financial, Inc.
3.65%, 04/05/2027	130,000	127,997
3.90%, 04/05/2032	140,000	128,949
Enact Holdings, Inc., 6.25%, 05/28/2029	55,000	56,504
Equitable Holdings, Inc.
4.35%, 04/20/2028	91,000	90,419
5.59%, 01/11/2033	90,000	91,820
Essent Group Ltd., 6.25%, 07/01/2029	50,000	51,568
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	55,000	53,596
2.25%, 03/01/2031	85,000	73,523
Fiserv, Inc.
3.50%, 07/01/2029	93,000	88,689
5.63%, 08/21/2033	85,000	86,561
Global Payments, Inc.
3.20%, 08/15/2029	73,000	68,309
5.40%, 08/15/2032	80,000	80,300
LPL Holdings, Inc.
6.75%, 11/17/2028	35,000	37,182
6.00%, 05/20/2034	85,000	86,366
Mastercard, Inc.
3.35%, 03/26/2030	125,000	119,589
4.35%, 01/15/2032	130,000	128,033
PayPal Holdings, Inc.
2.85%, 10/01/2029	100,000	93,544
4.40%, 06/01/2032	95,000	92,565
Radian Group, Inc., 6.20%, 05/15/2029	60,000	61,794
TPG Operating Group II L.P., 5.88%, 03/05/2034	80,000	80,891
Visa, Inc., 3.15%, 12/14/2025	291,000	289,128
Western Union Co. (The), 1.35%, 03/15/2026	110,000	106,973
		2,685,900
Food Products-2.80%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	140,000	132,495
2.90%, 03/01/2032	125,000	111,340
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	105,000	104,289
2.75%, 05/14/2031	100,000	89,611
Conagra Brands, Inc., 4.85%, 11/01/2028	125,000	125,564
Flowers Foods, Inc., 2.40%, 03/15/2031	85,000	73,260
General Mills, Inc.
4.20%, 04/17/2028	91,000	90,588
4.95%, 03/29/2033	90,000	89,012
Hershey Co. (The)
2.30%, 08/15/2026	88,000	86,069
5.10%, 02/24/2035	70,000	69,999
Hormel Foods Corp.
1.70%, 06/03/2028	65,000	60,361
1.80%, 06/11/2030	70,000	61,744
Ingredion, Inc., 2.90%, 06/01/2030	130,000	119,637
J.M. Smucker Co. (The), 6.20%, 11/15/2033	50,000	53,101
JM Smucker Co. (The), 2.38%, 03/15/2030	95,000	85,593
Kellanova, 4.30%, 05/15/2028	155,000	155,240
Kraft Heinz Foods Co., 5.00%, 07/15/2035	115,000	111,551
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	$115,000	$113,252
McCormick & Co., Inc.
3.40%, 08/15/2027	48,000	46,916
1.85%, 02/15/2031	65,000	55,306
Mondelez International, Inc.
2.75%, 04/13/2030	121,000	111,207
3.00%, 03/17/2032	130,000	115,952
The Campbell’s Company
2.38%, 04/24/2030	65,000	58,161
5.40%, 03/21/2034	60,000	59,863
Tyson Foods, Inc.
4.35%, 03/01/2029	125,000	123,672
4.88%, 08/15/2034	105,000	100,482
		2,404,265
Gas Utilities-0.37%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	49,808
1.50%, 01/15/2031	60,000	50,745
National Fuel Gas Co.
5.50%, 03/15/2030	50,000	51,011
2.95%, 03/01/2031	40,000	35,358
ONE Gas, Inc., 5.10%, 04/01/2029	50,000	51,025
Southwest Gas Corp., 4.05%, 03/15/2032	85,000	79,192
		317,139
Ground Transportation-1.20%
CSX Corp.
4.25%, 03/15/2029	95,000	94,383
4.10%, 11/15/2032	100,000	95,281
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	100,000	99,381
Norfolk Southern Corp.
3.80%, 08/01/2028	95,000	93,411
5.05%, 08/01/2030	105,000	107,484
Ryder System, Inc.
5.25%, 06/01/2028	75,000	76,464
6.60%, 12/01/2033	40,000	43,232
Uber Technologies, Inc.
4.30%, 01/15/2030	55,000	54,255
4.80%, 09/15/2034	60,000	57,936
Union Pacific Corp.
3.95%, 09/10/2028	134,000	132,731
2.80%, 02/14/2032	195,000	173,503
		1,028,061
Health Care Equipment & Supplies-1.98%
Abbott Laboratories
3.75%, 11/30/2026	132,000	131,457
1.40%, 06/30/2030	165,000	144,040
Baxter International, Inc.
1.92%, 02/01/2027	90,000	86,100
2.54%, 02/01/2032	85,000	72,926
Becton, Dickinson and Co.
3.70%, 06/06/2027	85,000	83,741
1.96%, 02/11/2031	95,000	81,508
Boston Scientific Corp., 2.65%, 06/01/2030	145,000	133,064
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	70,000	63,201
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	206,000	190,892
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Edwards Lifesciences Corp., 4.30%, 06/15/2028	$92,000	$91,711
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	77,008
5.91%, 11/22/2032	65,000	68,261
Solventum Corp.
5.40%, 03/01/2029	60,000	61,241
5.60%, 03/23/2034	50,000	50,448
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	90,000	79,862
Stryker Corp.
3.50%, 03/15/2026	89,000	88,282
1.95%, 06/15/2030	100,000	88,229
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	50,000	51,307
2.60%, 11/24/2031	60,000	52,386
		1,695,664
Health Care Providers & Services-4.17%
Cardinal Health, Inc.
3.41%, 06/15/2027	164,000	160,804
5.45%, 02/15/2034	171,000	172,723
Cencora, Inc.
3.45%, 12/15/2027	184,000	179,650
2.70%, 03/15/2031	205,000	182,970
Cigna Group (The)
4.38%, 10/15/2028	204,000	202,906
2.38%, 03/15/2031	220,000	192,444
CVS Health Corp.
4.30%, 03/25/2028(b)	240,000	237,379
5.25%, 02/21/2033	215,000	211,929
Elevance Health, Inc.
2.25%, 05/15/2030	175,000	155,937
5.20%, 02/15/2035	160,000	158,840
HCA, Inc.
4.13%, 06/15/2029	125,000	121,740
3.50%, 09/01/2030	130,000	121,312
Humana, Inc.
1.35%, 02/03/2027	120,000	114,286
2.15%, 02/03/2032	135,000	110,648
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	65,000	60,417
4.80%, 10/01/2034	75,000	72,043
McKesson Corp.
1.30%, 08/15/2026	186,000	179,581
5.10%, 07/15/2033	165,000	167,076
Quest Diagnostics, Inc.
4.63%, 12/15/2029	60,000	60,126
2.95%, 06/30/2030	65,000	59,949
UnitedHealth Group, Inc.
3.75%, 07/15/2025	279,000	278,724
5.35%, 02/15/2033(b)	260,000	262,466
Universal Health Services, Inc.
1.65%, 09/01/2026	60,000	57,707
2.65%, 10/15/2030	60,000	52,697
		3,574,354
Health Care REITs-0.81%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	175,000	141,301
	Principal Amount	Value
Health Care REITs-(continued)
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	$46,000	$45,239
2.00%, 03/15/2031	40,000	33,637
Healthpeak OP LLC
3.25%, 07/15/2026	67,000	65,998
5.25%, 12/15/2032	50,000	49,951
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	28,000	28,033
3.38%, 02/01/2031	45,000	40,623
Ventas Realty L.P.
4.40%, 01/15/2029	69,000	68,319
2.50%, 09/01/2031	80,000	69,586
Welltower OP LLC
3.10%, 01/15/2030	80,000	75,148
2.80%, 06/01/2031	90,000	80,543
		698,378
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	50,000	48,140
Series H, 3.38%, 12/15/2029	54,000	50,015
		98,155
Hotels, Restaurants & Leisure-1.78%
Booking Holdings, Inc., 4.63%, 04/13/2030	165,000	165,915
Carnival Corp., 4.00%, 08/01/2028(c)	130,000	125,694
Choice Hotels International, Inc., 5.85%, 08/01/2034	55,000	54,224
Darden Restaurants, Inc.
3.85%, 05/01/2027	54,000	53,239
6.30%, 10/10/2033	55,000	58,262
Expedia Group, Inc.
3.80%, 02/15/2028	53,000	51,925
5.40%, 02/15/2035	50,000	49,347
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	80,000	81,757
Hyatt Hotels Corp.
5.75%, 01/30/2027	30,000	30,521
5.75%, 03/30/2032	40,000	40,395
Marriott International, Inc.
5.00%, 10/15/2027	60,000	60,767
Series FF, 4.63%, 06/15/2030	70,000	69,469
McDonald’s Corp.
3.80%, 04/01/2028	145,000	143,247
3.60%, 07/01/2030	150,000	144,015
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	70,000	70,213
6.00%, 02/01/2033(c)	70,000	70,295
Starbucks Corp.
3.80%, 08/15/2025	126,000	125,815
2.55%, 11/15/2030	145,000	129,688
		1,524,788
Household Durables-0.86%
D.R. Horton, Inc.
1.40%, 10/15/2027	115,000	107,178
5.00%, 10/15/2034	80,000	77,860
Leggett & Platt, Inc., 4.40%, 03/15/2029	85,000	81,542
Lennar Corp., 4.75%, 11/29/2027	175,000	175,682
Meritage Homes Corp., 5.65%, 03/15/2035	75,000	73,295
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Household Durables-(continued)
Mohawk Industries, Inc., 3.63%, 05/15/2030	$130,000	$122,513
NVR, Inc., 3.00%, 05/15/2030	110,000	101,529
		739,599
Household Products-1.17%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	85,000	88,555
Clorox Co. (The)
3.90%, 05/15/2028	55,000	54,472
4.60%, 05/01/2032	55,000	54,310
Colgate-Palmolive Co.
4.80%, 03/02/2026	100,000	100,381
3.25%, 08/15/2032	100,000	91,837
Kimberly-Clark Corp.
3.20%, 04/25/2029	97,000	93,587
2.00%, 11/02/2031	115,000	100,313
Procter & Gamble Co. (The)
3.00%, 03/25/2030(b)	220,000	208,833
1.95%, 04/23/2031	240,000	210,909
		1,003,197
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The)
1.38%, 01/15/2026	75,000	73,308
2.45%, 01/15/2031	90,000	77,007
NSTAR Electric Co., 3.20%, 05/15/2027	83,000	81,325
		231,640
Industrial Conglomerates-0.76%
3M Co.
2.38%, 08/26/2029(b)	135,000	124,295
5.15%, 03/15/2035	130,000	128,646
Eaton Corp.
3.10%, 09/15/2027	94,000	91,878
4.00%, 11/02/2032	95,000	90,335
Honeywell International, Inc.
2.50%, 11/01/2026	88,000	85,731
1.75%, 09/01/2031	160,000	134,685
		655,570
Insurance-5.92%
Aflac, Inc., 3.60%, 04/01/2030(b)	210,000	202,624
Allstate Corp. (The)
3.28%, 12/15/2026	116,000	114,043
1.45%, 12/15/2030	135,000	114,026
American International Group, Inc.
4.85%, 05/07/2030	180,000	180,802
5.13%, 03/27/2033(b)	165,000	165,167
Aon Corp., 2.80%, 05/15/2030	90,000	82,495
Aon North America, Inc., 5.45%, 03/01/2034	70,000	70,807
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	75,000	75,631
5.15%, 02/15/2035	40,000	39,386
Brighthouse Financial, Inc., 5.63%, 05/15/2030	205,000	208,307
Brown & Brown, Inc., 2.38%, 03/15/2031	80,000	69,415
Chubb INA Holdings LLC
3.35%, 05/03/2026	135,000	133,703
1.38%, 09/15/2030	155,000	133,234
CNA Financial Corp.
3.90%, 05/01/2029	73,000	70,974
5.13%, 02/15/2034	81,000	79,807
	Principal Amount	Value
Insurance-(continued)
CNO Financial Group, Inc.
5.25%, 05/30/2029	$43,000	$42,936
6.45%, 06/15/2034	45,000	46,368
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	135,000	130,659
Fidelity National Financial, Inc., 3.40%, 06/15/2030	155,000	143,200
First American Financial Corp., 2.40%, 08/15/2031	120,000	101,721
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	195,000	179,772
Globe Life, Inc., 4.55%, 09/15/2028	96,000	95,984
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	194,000	180,874
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	195,000	192,455
Lincoln National Corp.
3.80%, 03/01/2028	106,000	103,688
3.40%, 01/15/2031	115,000	105,626
Loews Corp., 3.20%, 05/15/2030	160,000	149,749
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	93,000	92,993
5.00%, 03/15/2035	100,000	98,433
MetLife, Inc.
4.55%, 03/23/2030	175,000	176,246
5.70%, 06/15/2035	180,000	187,851
Old Republic International Corp., 3.88%, 08/26/2026	119,000	117,720
Primerica, Inc., 2.80%, 11/19/2031	85,000	74,330
Principal Financial Group, Inc.
3.70%, 05/15/2029	112,000	108,418
2.13%, 06/15/2030	127,000	111,986
Progressive Corp. (The)
4.00%, 03/01/2029	115,000	113,565
3.00%, 03/15/2032	130,000	117,012
Prudential Financial, Inc., 5.20%, 03/14/2035	180,000	179,140
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	69,000	67,267
RGA Global Funding, 5.50%, 01/11/2031(c)	65,000	66,448
Travelers Property Casualty Corp., 6.38%, 03/15/2033	210,000	231,546
Willis North America, Inc.
2.95%, 09/15/2029	80,000	74,549
5.35%, 05/15/2033	50,000	50,376
		5,081,333
Interactive Media & Services-1.32%
Alphabet, Inc.
2.00%, 08/15/2026	342,000	333,518
1.10%, 08/15/2030(b)	390,000	333,404
Meta Platforms, Inc.
3.50%, 08/15/2027(b)	220,000	217,299
3.85%, 08/15/2032(b)	260,000	246,449
		1,130,670
IT Services-0.67%
Amdocs Ltd., 2.54%, 06/15/2030	93,000	82,994
DXC Technology Co., 2.38%, 09/15/2028	133,000	121,885
International Business Machines Corp., 3.50%, 05/15/2029	210,000	202,613
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	$70,000	$67,529
3.15%, 10/15/2031	75,000	66,531
VeriSign, Inc., 2.70%, 06/15/2031	35,000	30,770
		572,322
Leisure Products-0.30%
Brunswick Corp., 2.40%, 08/18/2031	90,000	74,332
Hasbro, Inc.
3.90%, 11/19/2029	53,000	50,536
6.05%, 05/14/2034	47,000	47,646
Polaris, Inc., 6.95%, 03/15/2029	80,000	83,055
		255,569
Life Sciences Tools & Services-0.75%
Agilent Technologies, Inc.
2.75%, 09/15/2029	55,000	51,066
2.30%, 03/12/2031	55,000	48,094
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	73,000	66,411
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,607
2.55%, 03/23/2031	35,000	30,151
IQVIA, Inc., 6.25%, 02/01/2029	120,000	124,405
Revvity, Inc.
3.30%, 09/15/2029	38,000	35,737
2.25%, 09/15/2031	45,000	37,858
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	105,000	106,594
2.00%, 10/15/2031(b)	130,000	111,824
		642,747
Machinery-2.60%
AGCO Corp., 5.80%, 03/21/2034	100,000	100,326
Caterpillar, Inc.
2.60%, 04/09/2030(b)	175,000	161,880
5.20%, 05/15/2035	150,000	150,595
CNH Industrial N.V., 3.85%, 11/15/2027	180,000	178,042
Cummins, Inc.
4.90%, 02/20/2029	86,000	87,797
1.50%, 09/01/2030	105,000	90,443
Flowserve Corp., 3.50%, 10/01/2030	70,000	64,675
Fortive Corp., 3.15%, 06/15/2026	117,000	115,224
IDEX Corp.
3.00%, 05/01/2030	40,000	36,846
2.63%, 06/15/2031	80,000	70,318
Illinois Tool Works, Inc., 2.65%, 11/15/2026	219,000	214,643
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,813
5.70%, 08/14/2033	30,000	30,890
John Deere Capital Corp.
4.95%, 07/14/2028	150,000	153,190
5.10%, 04/11/2034	115,000	115,679
Nordson Corp.
4.50%, 12/15/2029	30,000	29,657
5.80%, 09/15/2033	50,000	52,014
Otis Worldwide Corp.
2.57%, 02/15/2030	70,000	63,861
5.13%, 11/19/2031	60,000	60,861
Parker-Hannifin Corp.
3.25%, 06/14/2029	72,000	68,928
4.20%, 11/21/2034	75,000	70,276
	Principal Amount	Value
Machinery-(continued)
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	$61,000	$53,815
3.00%, 05/15/2032	75,000	64,577
Wabtec Corp.
3.45%, 11/15/2026	45,000	44,250
5.61%, 03/11/2034	45,000	45,886
Xylem, Inc.
3.25%, 11/01/2026	35,000	34,412
2.25%, 01/30/2031	50,000	43,795
		2,233,693
Marine Transportation-0.06%
Kirby Corp., 4.20%, 03/01/2028	53,000	52,166
Media-0.95%
Comcast Corp.
4.15%, 10/15/2028(b)	216,000	214,626
1.50%, 02/15/2031(b)	270,000	227,605
Fox Corp.
4.71%, 01/25/2029	80,000	80,211
6.50%, 10/13/2033	75,000	80,348
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	60,000	60,242
Omnicom Group, Inc., 2.60%, 08/01/2031	80,000	70,399
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	83,000	82,193
		815,624
Metals & Mining-1.17%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	175,000	174,629
Newmont Corp.
2.80%, 10/01/2029	110,000	103,396
2.25%, 10/01/2030	91,000	81,438
Nucor Corp.
3.95%, 05/01/2028	94,000	93,297
3.13%, 04/01/2032	105,000	94,126
Reliance, Inc., 2.15%, 08/15/2030	130,000	114,237
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	185,000	207,566
Steel Dynamics, Inc.
3.45%, 04/15/2030	81,000	76,165
5.25%, 05/15/2035	60,000	59,017
		1,003,871
Multi-Utilities-1.65%
Ameren Corp.
1.95%, 03/15/2027	90,000	86,272
3.50%, 01/15/2031	75,000	69,947
CenterPoint Energy, Inc.
1.45%, 06/01/2026	75,000	72,713
2.65%, 06/01/2031	80,000	70,182
Consumers Energy Co.
4.90%, 02/15/2029	60,000	60,966
4.63%, 05/15/2033	65,000	63,309
Dominion Energy, Inc.
Series C, 3.38%, 04/01/2030	125,000	117,354
Series C, 2.25%, 08/15/2031	140,000	120,025
DTE Electric Co., Series C, 2.63%, 03/01/2031	75,000	67,449
DTE Energy Co.
5.10%, 03/01/2029	100,000	101,414
Series F, 1.05%, 06/01/2025	80,000	80,000
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc.
3.60%, 05/01/2030	$55,000	$52,366
5.35%, 04/01/2034	60,000	60,220
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	85,000	86,919
2.45%, 11/15/2031	115,000	99,427
Sempra, 3.40%, 02/01/2028	126,000	122,539
WEC Energy Group, Inc., 4.75%, 01/09/2026	87,000	87,073
		1,418,175
Office REITs-0.30%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	59,549
3.25%, 01/30/2031	70,000	63,125
Cousins Properties L.P., 5.88%, 10/01/2034	60,000	60,575
Kilroy Realty L.P., 3.05%, 02/15/2030	83,000	73,504
		256,753
Oil, Gas & Consumable Fuels-5.58%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	70,000	67,093
Cheniere Energy, Inc., 5.65%, 04/15/2034	80,000	79,867
Chevron Corp., 2.24%, 05/11/2030(b)	310,000	280,056
Chevron USA, Inc., 4.98%, 04/15/2035	290,000	289,395
ConocoPhillips Co.
6.95%, 04/15/2029	155,000	168,078
5.05%, 09/15/2033	200,000	200,114
Coterra Energy, Inc.
3.90%, 05/15/2027	65,000	64,045
5.60%, 03/15/2034	60,000	59,535
Devon Energy Corp., 7.88%, 09/30/2031	190,000	215,546
Diamondback Energy, Inc.
3.50%, 12/01/2029	65,000	61,496
5.40%, 04/18/2034	65,000	63,814
EOG Resources, Inc.
4.38%, 04/15/2030	150,000	148,525
3.90%, 04/01/2035	140,000	126,161
EQT Corp.
7.00%, 02/01/2030	66,000	70,677
5.75%, 02/01/2034	45,000	45,320
Expand Energy Corp., 5.70%, 01/15/2035	130,000	128,435
Exxon Mobil Corp.
3.04%, 03/01/2026	326,000	322,841
2.61%, 10/15/2030(b)	385,000	353,128
Hess Corp.
4.30%, 04/01/2027	65,000	64,761
7.30%, 08/15/2031	55,000	61,643
HF Sinclair Corp., 6.25%, 01/15/2035	120,000	117,916
Kinder Morgan, Inc.
4.30%, 03/01/2028	120,000	119,699
5.20%, 06/01/2033	110,000	108,606
Marathon Petroleum Corp.
5.15%, 03/01/2030	155,000	156,570
5.70%, 03/01/2035	175,000	173,167
ONEOK, Inc.
4.55%, 07/15/2028	91,000	90,726
5.05%, 11/01/2034	95,000	90,563
Ovintiv, Inc.
5.65%, 05/15/2028	80,000	81,571
7.38%, 11/01/2031	45,000	48,084
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Phillips 66
3.90%, 03/15/2028	$144,000	$141,924
2.15%, 12/15/2030	170,000	147,697
Targa Resources Corp.
5.20%, 07/01/2027	60,000	60,589
5.50%, 02/15/2035	80,000	78,299
Valero Energy Corp.
2.15%, 09/15/2027	165,000	156,265
7.50%, 04/15/2032	126,000	142,035
Williams Cos., Inc. (The)
3.75%, 06/15/2027	105,000	103,524
2.60%, 03/15/2031	115,000	101,803
		4,789,568
Passenger Airlines-0.14%
Southwest Airlines Co., 5.13%, 06/15/2027	115,000	115,733
Personal Care Products-0.36%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	78,000	71,343
4.65%, 05/15/2033	80,000	77,179
Kenvue, Inc.
5.05%, 03/22/2028	70,000	71,785
4.90%, 03/22/2033	88,000	88,323
		308,630
Pharmaceuticals-2.50%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	184,000	177,227
5.20%, 02/22/2034	160,000	161,279
Eli Lilly and Co.
3.38%, 03/15/2029	131,000	127,410
4.70%, 02/09/2034	130,000	127,993
Johnson & Johnson
2.45%, 03/01/2026	260,000	256,061
1.30%, 09/01/2030	290,000	249,798
Merck & Co., Inc.
3.40%, 03/07/2029	195,000	188,928
2.15%, 12/10/2031	215,000	185,710
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	215,000	216,140
4.75%, 05/19/2033	220,000	216,428
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	29,720
2.20%, 09/02/2030	55,000	47,974
Zoetis, Inc.
2.00%, 05/15/2030	75,000	66,602
5.60%, 11/16/2032	90,000	93,890
		2,145,160
Professional Services-0.92%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	121,000	120,940
1.25%, 09/01/2030	115,000	98,766
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	50,000	49,281
2.60%, 05/01/2031	50,000	44,036
Concentrix Corp.
6.60%, 08/02/2028	30,000	31,464
6.85%, 08/02/2033	30,000	30,716
Equifax, Inc.
5.10%, 12/15/2027	40,000	40,401
2.35%, 09/15/2031	50,000	42,924
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Professional Services-(continued)
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	$95,000	$99,281
Paychex, Inc.
5.10%, 04/15/2030	70,000	70,939
5.35%, 04/15/2032	80,000	81,221
Verisk Analytics, Inc.
4.13%, 03/15/2029	50,000	49,270
5.75%, 04/01/2033	30,000	31,221
		790,460
Real Estate Management & Development-0.25%
CBRE Services, Inc.
5.50%, 04/01/2029	80,000	82,230
2.50%, 04/01/2031	90,000	78,560
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	50,000	55,229
		216,019
Residential REITs-1.09%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	68,000	67,186
3.63%, 04/15/2032	40,000	36,331
AvalonBay Communities, Inc.
2.30%, 03/01/2030	65,000	58,810
2.05%, 01/15/2032	70,000	59,455
Camden Property Trust, 2.80%, 05/15/2030	45,000	41,250
ERP Operating L.P.
2.50%, 02/15/2030	70,000	63,840
4.65%, 09/15/2034	60,000	57,196
Essex Portfolio L.P.
3.00%, 01/15/2030	50,000	46,253
2.65%, 03/15/2032	55,000	47,180
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	50,000	46,424
2.00%, 08/15/2031	60,000	50,260
Mid-America Apartments L.P., 3.95%, 03/15/2029	120,000	117,673
Sun Communities Operating L.P., 2.70%, 07/15/2031	125,000	108,943
UDR, Inc.
3.20%, 01/15/2030	82,000	77,275
3.00%, 08/15/2031	65,000	58,342
		936,418
Retail REITs-0.73%
Brixmor Operating Partnership L.P.
4.13%, 05/15/2029	30,000	29,199
4.05%, 07/01/2030	45,000	43,131
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	53,735
4.60%, 02/01/2033	45,000	43,520
NNN REIT, Inc., 5.60%, 10/15/2033	65,000	66,066
Realty Income Corp.
4.13%, 10/15/2026	45,000	44,783
3.25%, 01/15/2031	95,000	87,788
Regency Centers L.P.
3.60%, 02/01/2027	47,000	46,382
3.70%, 06/15/2030	40,000	38,306
Simon Property Group L.P.
2.45%, 09/13/2029	96,000	88,328
2.65%, 02/01/2032	100,000	86,873
		628,111
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-3.24%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	$100,000	$95,202
Analog Devices, Inc.
3.50%, 12/05/2026	81,000	80,107
2.10%, 10/01/2031	100,000	86,455
Applied Materials, Inc.
1.75%, 06/01/2030	110,000	96,825
5.10%, 10/01/2035	120,000	121,984
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	163,000	161,697
Broadcom, Inc., 2.45%, 02/15/2031(c)	190,000	168,050
Intel Corp.
2.45%, 11/15/2029	257,000	232,537
5.20%, 02/10/2033(b)	245,000	242,471
KLA Corp.
4.10%, 03/15/2029	60,000	59,557
4.65%, 07/15/2032	65,000	64,600
Lam Research Corp.
4.00%, 03/15/2029	108,000	106,515
1.90%, 06/15/2030	95,000	83,758
Marvell Technology, Inc.
1.65%, 04/15/2026	55,000	53,595
2.95%, 04/15/2031	45,000	40,252
Micron Technology, Inc.
4.66%, 02/15/2030	125,000	123,374
5.80%, 01/15/2035	110,000	110,908
NVIDIA Corp.
2.85%, 04/01/2030	102,000	95,998
2.00%, 06/15/2031	140,000	122,869
QUALCOMM, Inc.
3.25%, 05/20/2027	138,000	135,777
1.65%, 05/20/2032	174,000	142,648
Texas Instruments, Inc.
2.25%, 09/04/2029	146,000	134,414
4.90%, 03/14/2033	130,000	131,445
Xilinx, Inc., 2.38%, 06/01/2030	100,000	90,806
		2,781,844
Software-2.86%
Accenture Capital, Inc.
4.05%, 10/04/2029	130,000	128,400
4.50%, 10/04/2034	135,000	129,752
Adobe, Inc.
2.30%, 02/01/2030	105,000	96,284
4.95%, 04/04/2034	95,000	95,667
Autodesk, Inc.
2.85%, 01/15/2030	30,000	27,828
2.40%, 12/15/2031	50,000	43,109
Cadence Design Systems, Inc.
4.30%, 09/10/2029	30,000	29,805
4.70%, 09/10/2034	40,000	38,909
Fortinet, Inc.
1.00%, 03/15/2026	51,000	49,585
2.20%, 03/15/2031	76,000	66,175
Intuit, Inc.
0.95%, 07/15/2025	85,000	84,642
5.20%, 09/15/2033	65,000	66,511
Microsoft Corp.
3.30%, 02/06/2027(b)	348,000	343,996
3.50%, 02/12/2035(b)	360,000	331,949
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Software-(continued)
Oracle Corp.
3.25%, 11/15/2027	$170,000	$165,397
2.88%, 03/25/2031(b)	215,000	193,902
Roper Technologies, Inc.
1.00%, 09/15/2025	60,000	59,377
1.75%, 02/15/2031	60,000	50,873
Salesforce, Inc.
3.70%, 04/11/2028	92,000	91,060
1.95%, 07/15/2031	109,000	94,445
ServiceNow, Inc., 1.40%, 09/01/2030	90,000	77,032
Synopsys, Inc.
4.85%, 04/01/2030	60,000	60,608
5.15%, 04/01/2035	45,000	44,495
Workday, Inc.
3.50%, 04/01/2027	50,000	49,146
3.80%, 04/01/2032	35,000	32,478
		2,451,425
Specialized REITs-1.45%
American Tower Corp.
3.80%, 08/15/2029	113,000	109,098
5.55%, 07/15/2033	100,000	101,821
Crown Castle, Inc.
3.65%, 09/01/2027	106,000	103,599
2.25%, 01/15/2031	130,000	111,966
EPR Properties, 3.75%, 08/15/2029	65,000	61,293
Equinix, Inc.
3.20%, 11/18/2029	80,000	75,374
3.90%, 04/15/2032	80,000	75,178
Extra Space Storage L.P.
5.70%, 04/01/2028	45,000	46,269
2.35%, 03/15/2032	55,000	45,880
Prologis L.P.
2.25%, 04/15/2030	127,000	114,081
5.00%, 03/15/2034	100,000	98,564
Public Storage Operating Co.
1.85%, 05/01/2028	70,000	65,338
2.30%, 05/01/2031	80,000	70,199
Weyerhaeuser Co.
4.75%, 05/15/2026	95,000	95,178
7.38%, 03/15/2032	65,000	72,892
		1,246,730
Specialty Retail-2.88%
AutoNation, Inc.
4.75%, 06/01/2030	80,000	78,554
3.85%, 03/01/2032	90,000	81,363
AutoZone, Inc.
4.00%, 04/15/2030	85,000	82,505
4.75%, 08/01/2032	80,000	78,453
Best Buy Co., Inc.
4.45%, 10/01/2028	95,000	95,017
1.95%, 10/01/2030	110,000	94,385
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	95,000	95,818
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	110,000	112,276
5.40%, 04/15/2034	110,000	110,168
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	150,000	132,066
Home Depot, Inc. (The)
2.95%, 06/15/2029(b)	233,000	221,563
4.50%, 09/15/2032(b)	215,000	213,047
	Principal Amount	Value
Specialty Retail-(continued)
Leidos, Inc.
4.38%, 05/15/2030	$80,000	$77,925
2.30%, 02/15/2031	145,000	125,315
Lowe’s Cos., Inc.
2.50%, 04/15/2026	149,000	146,622
2.63%, 04/01/2031	165,000	147,166
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	57,920
4.70%, 06/15/2032	65,000	63,625
Ross Stores, Inc., 1.88%, 04/15/2031	145,000	122,827
TJX Cos., Inc. (The)
2.25%, 09/15/2026	110,000	107,319
1.60%, 05/15/2031	125,000	106,504
Tractor Supply Co., 1.75%, 11/01/2030	139,000	118,690
		2,469,128
Technology Hardware, Storage & Peripherals-1.67%
Apple, Inc.
3.25%, 02/23/2026	385,000	381,866
1.65%, 02/08/2031	440,000	380,845
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	94,000	94,021
5.00%, 10/15/2034	90,000	87,665
HP, Inc.
3.00%, 06/17/2027	125,000	120,912
4.20%, 04/15/2032	115,000	107,569
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	210,000	205,786
NetApp, Inc., 2.70%, 06/22/2030	60,000	54,079
		1,432,743
Textiles, Apparel & Luxury Goods-0.48%
NIKE, Inc., 2.85%, 03/27/2030(b)	250,000	233,736
Ralph Lauren Corp., 2.95%, 06/15/2030	90,000	82,976
Tapestry, Inc.
5.10%, 03/11/2030	40,000	40,012
3.05%, 03/15/2032	60,000	52,385
		409,109
Tobacco-0.90%
Altria Group, Inc.
4.80%, 02/14/2029	165,000	165,643
2.45%, 02/04/2032	240,000	203,785
Philip Morris International, Inc.
5.13%, 11/17/2027	185,000	188,333
5.75%, 11/17/2032	201,000	210,539
		768,300
Trading Companies & Distributors-0.33%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	175,000	168,541
W.W. Grainger, Inc., 4.45%, 09/15/2034	115,000	110,825
		279,366
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	55,000	54,011
4.45%, 06/01/2032	60,000	58,383
Essential Utilities, Inc.
2.70%, 04/15/2030	60,000	54,676
5.38%, 01/15/2034	40,000	39,906
		206,976
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-0.39%
T-Mobile USA, Inc.
3.88%, 04/15/2030	$185,000	$178,460
5.05%, 07/15/2033	160,000	158,707
		337,167
Total U.S. Dollar Denominated Bonds & Notes (Cost $85,451,835)		85,025,630
	Shares
Money Market Funds-0.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $422,962)	422,962	422,962
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $85,874,797)		85,448,592
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.87%
Invesco Private Government Fund, 4.29%(d)(e)(f)	2,824,545	$2,824,545
Invesco Private Prime Fund, 4.45%(d)(e)(f)	7,354,541	7,356,012
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,180,557)		10,180,557
TOTAL INVESTMENTS IN SECURITIES-111.47% (Cost $96,055,354)		95,629,149
OTHER ASSETS LESS LIABILITIES-(11.47)%		(9,840,486)
NET ASSETS-100.00%		$85,788,663

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $2,431,174, which represented 2.83% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$182,485	$3,989,237	$(3,748,760)	$-	$-	$422,962	$6,435
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,368,978	14,562,454	(13,106,887)	-	-	2,824,545	55,830 *
Invesco Private Prime Fund	3,566,104	31,368,610	(27,577,877)	(76)	(749)	7,356,012	152,284 *
Total	$5,117,567	$49,920,301	$(44,433,524)	$(76)	$(749)	$10,603,519	$214,549

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.27%
Alabama-0.91%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$1,000	$1,022,702
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	2,800	2,849,762
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	585	559,863
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	444,805
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	10	10,099
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	504,131
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	20	18,050
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,001,548
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	115	116,635
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	445	314,294
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	554,371
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	620	644,552
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,000	1,022,724
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	1,000	1,053,810
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	901,355
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,082,946
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	1,365	1,379,254
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	2,105	2,157,914
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,350	3,415,937
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	45	30,947
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	1,750	1,439,783
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	25	21,026
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,032,919
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,213,417
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	435	388,329
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	50	43,257
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	630	517,948
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,015	1,044,411
				25,786,789
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	200	163,485
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	25,922
Anchorage (Municipality of), AK, Series 2022 A, Ref. RB	4.00%	11/01/2052	125	108,476
				297,883
Arizona-1.20%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	65	63,341
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,010	733,340
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	823,993
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,005,908
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	522,793
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	472,391
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	693,858
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	5	3,531
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	1,000	904,082
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	235	211,643
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	683,560
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	$715	$636,514
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,000	683,560
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	2,250	1,540,662
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,197,442
Maricopa (County of), AZ Pollution Control Corp. ( (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	20	18,820
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	30	30,677
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	959,732
Phoenix Civic Improvement Corp., Series 2015 A, Ref. RB	5.00%	07/01/2041	100	100,046
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	60	52,263
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	3,000	3,017,525
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	20	14,101
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	200	184,855
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	20	17,742
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	2,210	2,196,065
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	70	71,715
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	30	31,122
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,000	1,024,504
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	25	21,521
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	125	128,897
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	10	10,426
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	1,615	1,655,143
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	200	203,658
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,010	1,062,164
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,046,209
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,445	2,514,470
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,240	2,326,800
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	10	10,631
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,005	1,033,064
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	40	42,458
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,604,020
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	75,765
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,258
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	55	55,797
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	60	60,506
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	200	169,400
				33,921,972
Arkansas-0.13%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	40	35,600
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	63,424
Arkansas Development Finance Authority (Baptist Health), Series 2019, RB	5.00%	12/01/2047	5	4,905
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	5	4,401
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	68,318
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	443,737
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	50	34,773
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	2,945	2,972,703
				3,627,861
California-16.41%
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	80	82,729
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	$150	$154,338
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	932,553
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	20	20,930
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	5	5,320
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	45	47,492
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	2,100	1,843,964
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,625	2,464,286
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	170	154,290
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	60	53,806
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	60	41,948
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,059,652
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGI)(a)	5.00%	09/01/2049	1,000	1,005,532
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	50	39,284
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	5	5,200
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	612,190
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	80	54,168
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	15	14,315
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	15	14,247
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	10	9,319
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	120	111,746
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	10	9,311
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	25	25,249
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	255	234,555
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,028,759
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,091
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	5	4,577
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	580	493,308
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,419,806
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	185	173,178
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	350	281,359
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,108,399
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	122,281
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,023,881
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	70	51,612
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	30	24,474
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	80	75,499
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,023,924
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	50	38,457
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	913,442
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	913,442
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	10	7,428
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	35,901
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	29,604
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	75	67,466
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	30	31,297
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	30	19,594
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	37,359
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,220,173
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,165	1,140,090
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,610	5,925,285
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	35	36,296
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,430	1,049,687
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	25	24,158
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	95	96,512
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,790	1,893,500
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,010	975,401
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	395	419,040
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,465	1,555,966
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,030	1,077,819
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,050	1,117,481
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	$1,355	$1,214,869
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,531,100
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,168,421
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	175	186,384
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,168,098
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	8,085	8,581,463
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	555	599,351
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	975	1,037,897
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,030	1,111,484
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,045	2,160,500
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	100,030
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,045	2,134,497
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,025	1,063,877
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	886,339
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	9,557
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,591,442
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,000	1,058,699
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	30	31,852
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	35	35,554
California (State of) Educational Facilities Authority, Series 2013 U-4, RB	5.00%	06/01/2043	25	27,463
California (State of) Educational Facilities Authority, Series 2025 A, RB	5.00%	10/01/2055	2,300	2,381,839
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	45,016
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,600	1,732,996
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,306,130
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,184,167
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	600	573,402
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	940	807,923
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	55	58,503
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	225	237,610
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,250	1,350,654
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	700	591,558
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	25	25,508
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	150,449
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,265	2,929,502
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,358,665
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	767,730
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,385	1,239,937
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	15	15,359
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	2,900,799
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	1,000	1,010,866
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,119,992
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,000	2,132,449
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	789,559
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	525	469,970
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	$3,860	$3,197,287
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	1,455	1,029,196
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	340	288,127
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	780	619,576
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,000	955,951
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,370	6,517,505
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	235	216,457
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,181,544
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	790	669,758
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	452,740
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	355	324,982
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	989,341
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,001,737
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,755	2,800,213
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	601,917
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,005	1,028,275
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	690	677,014
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	100	93,891
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	80	71,004
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	75	78,436
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	75	77,824
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,100	963,409
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	489,800
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	510,258
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	105	106,184
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,158
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	100,018
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	87,354
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	60	52,975
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	440	311,264
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	130	108,934
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,035	3,602,187
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,687,755
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,468,025
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	$25	$24,569
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	125	115,456
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,004,657
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	110	111,422
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,000	2,018,398
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	15	15,294
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	989,737
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	2,090	1,837,548
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	340	306,609
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,001,893
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	852,934
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,395	2,458,300
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	75	78,974
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	35	36,668
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	65	67,823
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,040,136
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,015	1,046,714
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	20	20,581
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	595	543,327
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	55	45,579
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	140	123,679
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,780	1,903,362
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,074,721
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	190	116,069
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	20	18,202
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	155	138,883
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	5	4,302
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	408,833
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,000	1,024,586
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	115	109,006
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	30	30,014
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	65	59,832
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	855	863,419
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	425	382,805
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,180	6,288,855
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,335	2,355,391
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	96,895
California State University, Series 2019 A, RB	5.00%	11/01/2044	45	45,926
California State University, Series 2020 C, RB	4.00%	11/01/2045	65	58,547
California State University, Series 2023 A, RB	5.25%	11/01/2048	275	291,455
California State University, Series 2023 A, RB	5.25%	11/01/2053	390	411,392
California State University, Series 2024 A, GO Bonds	4.00%	11/01/2049	10	8,750
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2024 A, RB	5.50%	11/01/2046	$105	$114,666
California State University, Series 2024 A, RB	5.50%	11/01/2049	10	10,844
California State University, Series 2024 A, RB	4.00%	11/01/2055	145	123,475
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,000	1,078,129
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	457,010
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	220	193,850
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,020	1,081,654
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	1,840	1,668,465
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	25	22,371
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	500	460,531
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	6,500	4,990,793
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	480	449,399
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,150	1,209,909
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	40	40,824
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	940	858,882
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	50	45,867
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	170	154,465
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	51,260
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	130	118,079
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	55	49,964
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	20	18,204
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	466,041
Desert Sands Unified School District (Election Of 2014), Series 2025, GO Bonds	4.00%	08/01/2050	255	233,746
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,000	904,750
East Bay Municipal Utility District (Green Bonds), Series 2015 B, RB(c)(d)	4.00%	08/13/2025	1,020	1,021,965
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	230	237,215
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	600	627,536
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,100	1,142,424
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	15	15,337
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,540	1,708,470
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	360	337,034
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	30	27,253
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	1,845	1,713,882
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	815	768,004
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	553	520,336
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	735	691,586
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,030	976,960
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,100	2,664,921
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	90	82,584
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	35	32,586
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	215	197,479
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	255	229,013
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	30	26,905
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	379,553
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	35	35,889
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	875,964
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	500	503,057
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	125	111,159
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds(c)(d)	4.00%	07/15/2025	500	500,598
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	55,642
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	92,161
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	90	83,820
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,076
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,145	1,982,008
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	95	83,849
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	475	425,135
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	50	43,749
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	15	15,430
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	$125	$125,477
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	25	23,694
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,214,541
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,275	1,167,662
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	1,100	1,143,909
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,439,771
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	201,433
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	3,500	3,263,118
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	200	146,370
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	4,500	4,052,371
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	174,480
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	15	11,636
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	95	95,778
Long Beach (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	25	25,311
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,030	1,061,310
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	123,001
Long Beach (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	1,000	1,025,847
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,015	2,085,071
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,100	1,159,630
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,295	908,387
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,518,504
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	77,428
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,386,915
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	1,005	1,014,598
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	35	31,805
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	30	30,388
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,029,272
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	70	71,401
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	4,000	3,634,868
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	30	29,732
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,084,450
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	140,094
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,500	1,478,948
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,047
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	50	44,277
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	50	50,044
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	595	595,252
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	135	135,057
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	80,371
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,380	2,365,373
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	40	39,310
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	50	51,063
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	125	127,285
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	65	64,906
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	25	25,531
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	719,281
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	1,300	1,298,123
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	335	342,317
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,007,218
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	295	297,129
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	5	5,019
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	110	112,338
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	122,194
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,031,112
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	$2,120	$2,132,923
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	85	86,896
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	65	66,040
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	110	96,177
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	20	20,568
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	220	225,547
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	56,476
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	65	66,544
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	50	50,852
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	10,160
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	35	35,213
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,080	1,073,820
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	299,246
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	45	46,350
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	45	46,194
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	10,190
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	20	20,103
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	496,221
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	330	335,741
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2040	75	77,663
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	35	35,976
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	15	15,261
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	30	30,426
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	10	10,146
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	91,472
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	80	81,840
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	230	214,957
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,400,624
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	35	35,748
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	1,000	1,072,183
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	39,058
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	425	387,659
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	41,112
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	140	125,675
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	725	666,215
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	95	100,258
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	90	92,515
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,727,612
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	70	64,129
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,020	992,213
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,360	1,258,219
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	15	11,338
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	720	700,386
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	1,260	1,165,703
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	25	25,572
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	18,991
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	385	393,806
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,075	1,126,513
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	180	194,401
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,185	1,246,682
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	820	876,479
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	80	84,429
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2040	45	48,901
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	550	586,516
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	$640	$678,800
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	110	115,900
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	110	115,245
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	65	58,166
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	40	42,105
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	4,055	3,683,269
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	3,635	3,384,468
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,635	3,253,246
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,230	1,271,739
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,050	1,079,734
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	5	5,205
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	40	42,057
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	55	58,085
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	70	63,814
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	15	13,211
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	135	142,448
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	245	219,608
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	901,737
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	35	25,569
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	1,846,892
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	3,250	3,136,982
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	890	812,492
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	15	15,465
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	40	36,765
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	425	396,102
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	357,781
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	3,000	2,791,964
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	3,885	3,528,756
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	15	13,796
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,323,573
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,628,257
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	525,521
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	170	157,245
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	18,673
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	3,750	3,781,046
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	100	101,942
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	540	496,180
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	857,545
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	100	92,395
Palomar Community College District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	200	182,028
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,258,388
Peralta Community College District, Series 2025 C-1, GO Bonds	5.00%	08/01/2050	25	25,968
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	4,000	3,641,473
Perris Union High School District, Series 2021 C, GO Bonds	3.00%	09/01/2045	15	11,306
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	275	273,283
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	10	10,457
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	105	105,524
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	345	282,697
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,060,910
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,057,411
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	934,906
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,107,453
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	110	85,153
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,000	1,040,384
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	335	298,973
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	50,130
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,170	1,172,457
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	175	123,335
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	$4,500	$4,512,831
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	5	5,182
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	200	183,623
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	125	130,977
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,385,932
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	295	309,640
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,010	1,048,201
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	535	469,879
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,405,110
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	70	70,149
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	75	78,723
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	35	35,607
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	20	20,771
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	10	10,392
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,474,377
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	85	78,905
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	250	229,822
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	55	41,700
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	25	23,363
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	285,684
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,000	1,037,797
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	65	67,049
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	75	75,774
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	40,665
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	20	18,624
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	175	182,009
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	640	660,117
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	65	59,110
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,000	1,037,076
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,105	1,131,567
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	365	331,180
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,195,076
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	410	421,868
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	10	10,231
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	15	15,146
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,029
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	5	5,054
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	460	469,647
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	20	17,781
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	20	20,254
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	870,965
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,000	1,009,696
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	410	412,423
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,635	6,657,197
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	150	111,139
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	20,910
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	335	360,698
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	1,445	1,504,117
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	320	230,183
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	460	379,898
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,825	3,453,075
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	9,445	8,472,193
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	45	47,876
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,400	1,459,347
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	$1,000	$881,017
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	200	208,969
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	25	19,985
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	15	15,299
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,020	5,252,212
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	25	25,072
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	35	35,363
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	750	784,984
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	10	10,337
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	2,000	2,059,765
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	20	18,433
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,223
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	615	558,682
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	40	40,754
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	5	5,186
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	160	164,710
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	813,718
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	878,863
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	978,977
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	15	14,454
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	85	88,104
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,885	1,934,057
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	710	500,771
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	88,435
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	52,740
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	75	78,214
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	55,495
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	10	8,844
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	210	190,319
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	265,761
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	270	208,753
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,015	2,019,103
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,502,795
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	60	55,528
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	315	230,448
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	685	629,449
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,000	1,053,924
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	1,400	1,304,760
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,600	1,401,550
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	904,468
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,050	1,057,733
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,250	1,255,164
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	$10	$10,297
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,145	1,198,580
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	125	117,745
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	23,036
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	215	201,277
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	14,003
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	259,004
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,500	1,125,031
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	20	20,474
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	233,993
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	365	354,025
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,318,758
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	95	72,666
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	20	15,011
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	800	689,046
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,050	847,644
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	30	22,025
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,070,852
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	975	920,807
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,263
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	30	31,224
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,598,966
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	90	82,568
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	70,370
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,155,941
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	500	496,221
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	45	41,598
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	470	431,156
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	270	251,183
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	75	68,576
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,130	1,058,512
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	1,941,558
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	8,500	8,560,044
University of California, Series 2017 AV, RB	5.25%	05/15/2042	850	868,107
University of California, Series 2017 AV, RB	4.00%	05/15/2045	10	9,316
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,324,826
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	60	62,447
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	25	25,871
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	515,374
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	450	412,981
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	50	45,090
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	45	41,615
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,100	987,603
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,680	4,793,379
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,060	2,190,215
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,105	2,223,276
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,115	2,220,536
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	440	473,646
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	16,047
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	205	217,718
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	200	211,015
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	315	330,752
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	35	37,676
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	10	10,698
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	45	47,792
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	60	63,000
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,815	1,868,799
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	10	10,551
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 BZ, Ref. RB	5.25%	05/15/2040	$5	$5,528
University of California, Series 2025 CC, RB	5.00%	05/15/2047	595	619,788
University of California, Series 2025, Ref. RB	5.00%	05/15/2040	215	232,943
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	760	698,372
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,395	1,416,403
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	50	45,590
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,195
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,605	1,634,759
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	205	185,812
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	200	202,119
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	707,759
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	750	770,015
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	550	561,905
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	330	235,498
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,060	943,541
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	50	43,972
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	182,150
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	620	569,279
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	560	494,635
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	515	537,080
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	22,292
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	110	116,695
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	465	492,190
West Contra Costa Unified School District, Series 2015 B, GO Bonds	4.00%	08/01/2054	100	88,733
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,030	1,061,285
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	869,653
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	1,000	1,021,763
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	23,448
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	330,504
				464,414,974
Colorado-2.14%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	70	70,280
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	95	98,220
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	60	61,918
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	135	121,430
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	75	76,537
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	35	38,145
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	40	43,101
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	15	15,996
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	725,844
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	10	8,597
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	50	45,198
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	300	273,337
Colorado (State of), Series 2020 A, Ref. RB	4.00%	11/15/2050	45	39,817
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	355	318,003
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	65	57,179
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	85	96,165
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	22,398
Colorado (State of), Series 2023 A, RB	5.25%	11/15/2048	10	10,449
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	87,471
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	1,655	1,693,572
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	605	626,260
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,010,145
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	$785	$708,223
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	293,178
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	9,900	8,321,411
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	7,000	4,794,488
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	885	776,530
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	345	295,861
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	80	69,460
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	205	201,977
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	70	51,591
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	775	640,618
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,031,438
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,022,685
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	260	261,988
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	75	75,945
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	5	5,146
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	50	49,282
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	305	264,120
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	260	261,741
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	643,917
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	606,304
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	40	36,273
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	695	720,372
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	10	10,390
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	205	214,602
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	20	20,505
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	220	205,426
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,009,192
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	845	851,428
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	880	781,187
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	80	70,179
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	180	181,492
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,100	931,425
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,155
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	4,500	4,551,839
Denver City & County School District No. 1, Series 2017, GO Bonds	4.00%	12/01/2041	55	51,968
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,051,074
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	545	498,319
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,045	1,095,992
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	765	791,340
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	180	197,690
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	20	21,627
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	1,000	1,075,283
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,382,088
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	45	48,441
E-470 Public Highway Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	550	580,682
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	720	726,727
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	35	30,411
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	2,750	2,761,136
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,048,365
Park Creek Metropolitan District, Series 2015, Ref. RB	5.00%	12/01/2045	20	20,039
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	155	136,135
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	395	374,250
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	20	20,014
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	$10	$9,393
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	800	733,865
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	95	96,943
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	840	766,849
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	2,550	2,595,927
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,381
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	3,000	3,133,338
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	3,000	2,694,487
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	20	20,483
				60,488,677
Connecticut-0.37%
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	820,414
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	70	72,441
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	572,765
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,020	1,059,428
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	755	723,522
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	260,305
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	364,338
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	20	21,486
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	460	489,507
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2041	5	4,763
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	9,375
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	807,950
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	775	813,271
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	638,971
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	526,284
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	900	848,883
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,193
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	251,944
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	500	436,451
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	100	91,640
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	45	43,845
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	5	4,295
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	45	44,559
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,471,788
				10,386,418
Delaware-0.10%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	1,000	1,006,760
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	505	455,460
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	241,845
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	56,327
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	130	131,674
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,120	941,938
				2,834,004
District of Columbia-1.55%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	500	464,126
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	10	9,111
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	55,277
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,200	1,208,497
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	45,554
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	$1,100	$991,828
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	190	192,569
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	682,684
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	510	463,190
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,089,617
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,017,362
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	899,505
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,017,604
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,035	1,086,824
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,195	1,245,533
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,235	1,279,722
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	882,086
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	1,595	1,680,009
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	35	36,689
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	100	104,178
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	25	25,901
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	10	10,251
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	315	326,436
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	135	142,596
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	120	125,883
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	90	93,790
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	40	41,458
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,535	2,629,693
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	25	26,484
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	95	99,675
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	25	26,132
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	120	124,822
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	20	20,721
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	10	10,318
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,000	1,023,920
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	450,207
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	800	803,712
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	60	52,443
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	30	31,855
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	20	21,125
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,010	1,011,109
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	130	132,293
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	272,576
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,521,724
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,220	1,085,127
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,045	888,950
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	55	45,479
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	2,810	1,910,371
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	517,823
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	55	46,958
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	2,725	2,297,929
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,170	1,174,087
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	315	315,731
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	421,251
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,055	3,085,161
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	30	30,803
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	199,966
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	410	422,262
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	225	170,404
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	575	522,100
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	2,280	1,996,321
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	295	297,990
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,000	898,298
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	25	25,313
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	315	329,504
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	$315	$322,679
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	15	15,585
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	25	25,818
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	1,500	1,334,966
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,000	1,006,980
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	1,000	893,133
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	90	90,702
				43,848,780
Florida-4.44%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	825	710,727
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,340	1,103,755
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	465	438,398
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	45	43,815
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	950	938,690
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	1,580	1,461,738
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	700	545,877
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	225	213,361
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	105	98,479
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	50	50,269
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	225,162
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2045	55	50,521
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	657,980
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	345	302,225
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,325	1,129,179
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	829,261
Cape Coral (City of) FL, Series 2017, Ref. RB	4.00%	10/01/2042	70	63,584
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	785	826,856
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	785	808,915
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	145	138,196
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	1,385	1,293,751
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,274
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	270	273,606
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,068,003
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	50	50,631
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	30	21,601
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	1,095	1,108,820
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	140	141,039
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGI)(a)	2.50%	07/01/2040	1,500	1,075,597
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	395	398,524
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	440	440,824
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,150	2,113,339
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	370	315,080
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	175	142,296
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	3,000	2,046,362
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	50,324
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	440	446,161
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	125	126,247
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	10	8,899
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	340	347,350
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	40	34,751
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	490	427,662
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	$1,555	$1,358,192
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	755	523,269
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	5	5,146
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	140	138,401
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	15	14,679
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	2,915	2,627,274
Florida Higher Educational Facilities Financial Authority (Rollings College), Series 2020, Ref. RB	4.00%	12/01/2050	35	29,251
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	105	86,463
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	1,800	1,923,099
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	1,550	1,643,271
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	550	583,096
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	226,956
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,063,516
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,038,580
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	2,600	2,232,912
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	80	80,941
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	70	70,806
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	770	646,474
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	450	392,435
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	383,553
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	175	179,419
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	190	191,589
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	2,745	2,733,159
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	40	34,887
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	445	460,568
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	465	406,082
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	160	134,602
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,085	783,082
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	165	139,354
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,095	3,228,530
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	55	57,790
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	10	10,402
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	243,903
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	65	55,200
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,065	1,106,894
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,250	1,317,668
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	25	25,924
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	55	55,931
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	80	78,881
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	110	90,881
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	570	543,203
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	315	277,122
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	90	78,811
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	25	26,342
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	310	273,196
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	400	422,639
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,410	1,502,492
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,575	1,419,835
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	55	54,873
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	665	587,012
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	856,667
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds	5.00%	03/15/2046	45	45,409
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	$960	$968,393
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,025,804
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,018,549
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	595	628,474
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	780	696,825
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,002,229
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	25	25,053
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	75	75,660
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	1,500	1,297,508
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,305	1,975,980
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	1,055	869,956
Miami Beach Redevelopment Agency (City Center/Historic Convention Village), Series 2015, Ref. RB, (INS - AGI)(a)	5.00%	02/01/2044	35	35,156
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	670	592,684
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	344,921
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,852
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	312,987
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	25	25,074
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	43,388
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,180	1,078,682
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	4,240	3,312,682
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	205	180,041
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	230	199,841
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,230	1,124,389
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	290	205,100
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,660	2,275,840
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	375	379,606
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	35	35,258
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	115	102,029
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	575	516,540
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	265	217,787
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	320	307,393
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	1,075	1,009,565
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	191,619
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	110	101,171
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	600	538,591
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	125	127,261
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	610	537,306
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	320	275,230
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	25	20,734
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	20	20,301
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	35	35,944
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	260	224,229
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,230	1,267,060
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	40,618
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	25	25,944
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,080,873
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	625	544,811
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,190	827,744
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	605,046
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	575	513,465
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	30	24,398
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2041	60	62,241
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	10,268
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	20,387
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	$20	$20,220
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	35	35,207
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	10	10,348
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	50	45,046
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2049	95	81,684
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2043	25	25,719
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	180	181,516
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2051	60	60,293
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	605	621,525
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	325	325,523
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	255	213,679
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,100	1,070,520
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	2,385	2,404,046
Orlando (City of), FL Reclamation System Revenue, Series 2024 A, GO Bonds	5.00%	10/01/2054	330	336,335
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	405	414,975
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	409,870
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	320,345
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	480	403,146
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	655	496,376
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,212,831
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,431,372
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	925,005
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	25	26,291
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,005	904,873
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	300	300,986
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	64,187
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	352,437
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	195	195,434
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	780	779,464
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	55	48,469
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	1,000	1,035,425
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	305	307,472
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	625	538,948
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	915	929,947
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	155	137,310
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	50	42,863
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,000	698,413
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	887,019
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	300	301,222
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	2,320	1,969,463
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	55	55,042
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	100	102,840
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	525	550,523
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	1,600	1,617,627
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	120	122,625
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	315	304,323
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	$1,000	$907,301
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	1,000	1,003,263
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	2,500	2,506,370
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	705	603,544
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	750	742,953
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	621,912
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	185	190,238
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	500	514,407
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	500	428,022
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	2,250	2,205,124
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	514,421
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	2,195	2,288,149
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,554,644
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,130	2,152,578
				125,704,987
Georgia-1.83%
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	150	125,722
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	3,750	3,763,662
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	500	530,396
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	505	531,334
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	5	5,126
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	15	15,271
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	955	790,271
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	10	10,111
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	2,175	1,933,057
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	210	157,615
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,204,369
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	80	70,193
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	15	15,013
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	945	929,426
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,490	1,261,736
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	80	80,806
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	96,346
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	410,191
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	410	359,359
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,040	1,104,358
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,105	1,165,810
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	20	20,406
Development Authority of Burke County (The), Series 2017, Ref. RB	4.13%	11/01/2045	110	96,516
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	335,827
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	115	75,624
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	725	634,844
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	525	400,888
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	270	233,543
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,102
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	205	205,408
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,035	879,845
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	750	762,748
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	35	31,707
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	$1,345	$1,170,370
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	594,976
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	679,280
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	827,771
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	899,393
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2040	5	4,142
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	35	31,938
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	5	4,598
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	2,305	2,324,285
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	4,500	4,537,649
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	1,000	916,256
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	2,000	2,028,464
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	5,000	5,048,983
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	110	80,860
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	555	493,427
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	140	146,336
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,155	1,054,051
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,575	1,394,114
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,050,807
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,938,239
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	85	75,688
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,810	1,483,716
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	801,868
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	1,939,228
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	40	29,307
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	100	102,807
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	35	24,947
Private Colleges & Universities Authority (Emory University), Series 2015, RB	5.00%	10/01/2040	10	10,001
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	461,966
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	610	612,624
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	9,282
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	24,042
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	45	37,701
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	725	650,342
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	25	25,728
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	1,010	1,031,001
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	25	25,311
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	80	73,530
				51,892,658
Hawaii-0.21%
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	736,856
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	250	251,686
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,200	1,218,231
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,045,338
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	5	4,519
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,787,623
				6,044,253
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.19%
Idaho (State of) Health Facilities Authority, Series 2017, RB	4.00%	12/01/2046	$55	$48,145
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	75	64,498
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	65	54,061
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	35	35,683
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	2,910	2,984,164
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	1,040	1,090,306
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	435	449,189
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	670	604,352
				5,330,398
Illinois-3.86%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	750	755,700
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	3,000	2,549,037
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,894,992
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,469,800
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	250	258,114
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,000	1,020,634
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	500	506,694
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,233,756
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	500	478,249
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	949,413
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	227,712
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	251,594
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,001,309
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	255	253,776
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	25	24,822
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	345	326,010
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	10	9,033
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	1,755	1,571,594
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,575	1,566,262
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	510	506,177
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	7,005	5,999,634
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	895	909,881
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	635	649,480
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,032,628
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	100,471
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,000	2,084,602
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	120	127,246
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	300	316,412
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	270	283,459
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	19,923
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	1,000	993,134
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	500	489,799
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	150	123,121
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	1,810	1,454,038
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,705	1,423,919
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	614,042
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	792,876
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	290	295,419
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	320	332,716
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	170	175,152
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	100	102,327
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	400	406,648
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,520	2,514,620
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	100	103,201
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	155	158,918
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	105	103,378
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	1,570	1,095,041
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2041	$500	$494,813
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	35	31,325
Illinois (State of), Series 2017 A, GO Bonds	4.25%	12/01/2040	10	9,310
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	9,571
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2041	35	31,101
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2040	10	9,020
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	75	65,721
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	35	30,262
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	25	21,328
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2040	70	63,134
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	25	21,939
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	685	604,352
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	380	337,755
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	2,510	2,608,611
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2041	90	80,724
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,345	1,338,559
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,470	2,584,657
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,538,351
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	515,952
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	5	5,052
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	400	416,264
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	384,043
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	257,345
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	205	209,749
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,455	1,491,489
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	20	20,082
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,015	1,015,563
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	185	182,252
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	115	118,438
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	160	163,198
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	625	647,661
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	190	195,427
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	255	260,633
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	110,815
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2040	75	67,644
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	97,771
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	40	34,760
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	255	212,510
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2040	230	238,773
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	190	193,928
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	75	76,052
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	95	95,943
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	5	5,088
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB(c)	5.00%	02/15/2041	1,000	1,006,480
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,210,525
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,390	1,238,591
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	712,358
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,179,337
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	120	118,548
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,060	1,069,704
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	645	647,294
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	1,825	1,825,025
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	5	3,562
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,630	1,413,042
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	275	266,583
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,280	2,881,321
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,575	3,938,603
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB(c)(d)	5.00%	08/15/2025	$125	$125,464
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	2,040	2,094,544
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	160	162,472
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	280	252,008
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	220	218,770
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	360	351,138
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,269,678
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,170,119
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	10	9,508
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,115	1,122,878
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	100	82,092
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	780	757,231
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	1,822,824
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,075	906,633
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,860	1,503,532
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	180	155,287
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	175	175,504
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	2,105	2,116,416
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	110	112,126
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	900	906,476
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	715,450
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	500	513,490
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,675	2,702,921
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	85	88,090
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	250	233,855
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	585	596,001
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	495	445,893
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,285	1,299,814
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	15	15,547
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,805	1,902,777
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,090	1,122,186
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,055	2,146,497
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	815	743,121
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	1,100	1,118,905
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,250	1,071,726
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	600	604,793
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	985	1,000,886
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,000	842,096
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	750	687,266
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	264,315
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	230	209,303
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	260	231,566
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	490	433,753
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2015 A, RB	4.00%	10/01/2046	35	30,830
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health), Series 2020 A, RB	4.00%	04/01/2050	60	51,587
				109,352,069
Indiana-0.81%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	230	213,667
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	810,784
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	1,000	1,088,182
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	$1,750	$1,904,319
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	10	8,930
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	150	136,938
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	100	100,571
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,925	1,628,703
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,549,012
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	15	15,361
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	1,000	935,165
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	852,439
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	85	88,466
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	115	115,347
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	290	276,958
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	10	8,480
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	2,983,454
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	75	69,954
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	550	552,729
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	340	343,934
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	20	20,876
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	15	12,644
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	20	22,032
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	15	13,223
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	75	76,099
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	20	21,055
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	3,000	3,033,987
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	3,500	3,531,160
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	90	90,148
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	70	72,796
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,335	1,348,480
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	30	31,240
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	1,000	1,051,452
				23,008,585
Iowa-0.13%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	150	99,405
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	471,424
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,030	967,100
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	690	596,687
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	51,878
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	37,277
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	509,542
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	1,000	1,033,865
				3,767,178
Kansas-0.18%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	1,520	1,565,854
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	250	254,813
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	10	8,546
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	15	14,149
University of Kansas Hospital Authority, Series 2017, Ref. RB	4.00%	03/01/2042	100	90,724
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	25	25,022
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	746,110
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	50	50,076
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,445,115
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,030,693
				5,231,102
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.55%
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	$40	$39,410
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,115	1,118,858
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	50	49,254
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	1,240	1,240,792
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,035	940,429
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	999,719
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,001,280
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	5	4,832
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	80	71,217
Kentucky (Commonwealth of) Municipal Energy Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	5.00%	09/01/2042	5	5,004
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	1,000	1,019,034
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, GO Bonds	5.00%	10/01/2040	1,000	1,056,727
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,063,381
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	35	36,394
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	95	98,262
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	35	35,969
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	55	57,284
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	10	10,358
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	15	15,445
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	1,350	1,152,754
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	200	201,506
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	61,368
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	230	219,895
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,140	1,134,782
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	750	541,468
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2020 A, RB	3.00%	10/01/2043	85	62,718
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	290	295,683
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	515	524,211
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	1,290	1,039,229
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	1,860	1,412,822
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	10	9,121
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	50	44,223
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	25	25,473
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	35,466
				15,624,368
Louisiana-0.67%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	25	22,854
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGI)(a)	5.00%	11/01/2047	2,000	2,006,219
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	1,750	1,761,690
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	10	9,080
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	21,831
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	75	64,495
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	$3,500	$3,494,442
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	20	17,825
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	3,805	2,556,319
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	40	33,878
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	220	217,617
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	225	204,305
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	55	55,001
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	5	4,868
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	2,255	1,618,237
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	2,475	2,130,294
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	490	475,079
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	115	96,235
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,025	1,036,260
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	90	90,405
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	135	136,127
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	775	789,753
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	993,264
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	15	15,088
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	30	27,341
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,250	1,056,283
				18,934,790
Maine-0.10%
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	25	20,867
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	20	20,379
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	500	435,106
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	2,225	1,880,382
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	20	20,211
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	380	348,227
				2,725,172
Maryland-0.90%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	25	22,721
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	20	20,238
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	20	20,101
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	4,510	4,474,992
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	607,761
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	854,241
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,042
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	40	28,846
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	5	4,073
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	10	10,111
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	5	5,021
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	55	56,426
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	70,930
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	22,209
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	670,129
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	1,973,589
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	$1,100	$1,072,580
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	235	200,728
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	540	463,677
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	770	675,748
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	42,567
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	43,396
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,000	873,216
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	3,105	3,163,602
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	2,640	2,343,013
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,040	906,490
Maryland (State of) Stadium Authority, Series 2024, RB	4.00%	06/01/2049	280	246,639
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	110	113,454
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	20	17,488
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	25	25,194
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,011,122
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	267,009
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	525	471,574
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,295	1,322,846
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	235	172,459
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,029,519
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2042	620	652,678
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	100	104,803
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	40	35,096
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2040	50	53,475
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2041	1,005	1,066,580
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	195	192,572
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	115	101,271
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	15	13,749
				25,548,975
Massachusetts-4.61%
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	205	189,165
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	3.25%	09/01/2040	70	60,487
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	50	47,405
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,027,857
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	140	128,665
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	230	209,746
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	1,690	1,545,872
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	1,780	1,430,838
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	420	392,901
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	1,155	873,902
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,450	1,308,869
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	3,230	3,018,163
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	865	635,998
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	3,110	2,856,346
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	10	9,104
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	80	72,073
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,480	4,506,729
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,007
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,115	1,127,777
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	40	34,093
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,043,908
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	$60	$56,964
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	75	69,822
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	445	409,662
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	5	4,516
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	15	13,438
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,077,170
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	60	60,468
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	45,156
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,044
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	10	10,164
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,139
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	325	328,430
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	100,924
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	205	210,370
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	2,260	2,323,651
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,047,853
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	10	10,260
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	30	30,669
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	25	25,494
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	155	157,690
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,067
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	470	328,660
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	10	7,319
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	135	95,822
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,005	1,024,602
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	40	40,569
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,551,588
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,544,549
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	779,402
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,000	731,471
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,012,451
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	20	20,676
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,005	940,588
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	38,766
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	15,777
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	5	5,105
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	100	104,719
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	13,185	13,445,290
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	15	15,273
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	30	31,285
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	355	362,401
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	90	91,227
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	30	31,659
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	50	52,142
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	40	40,869
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	100	104,894
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	10	10,440
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,015,880
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,040,373
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,115,614
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	10	10,614
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,190	2,241,272
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	1,500	1,524,833
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	5	5,263
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	20	20,944
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	4.00%	07/01/2044	5	4,627
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	5	5,317
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	5	5,237
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	5	5,211
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	85	86,451
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	$50	$53,170
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	775	816,403
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	40	41,892
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	5	5,216
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	1,000	1,020,137
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,000	1,018,309
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,000	1,017,433
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	10	10,754
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,098
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	85	85,718
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	25	25,101
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,117,621
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,380	2,420,730
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	2,830	2,833,890
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	15	15,610
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,000	1,046,355
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	100	88,711
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	500	508,665
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	535	498,780
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	978,928
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	5	5,226
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	250	213,031
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	675	696,475
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	280	293,249
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	25	23,474
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	1,525	1,481,081
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	694,468
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	430	360,386
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	1,725	1,708,726
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,990	1,942,523
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	220	191,780
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,000	4,018,229
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	15	15,349
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	15	14,997
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	1,415	1,419,499
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,479,919
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	600	581,765
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	162,414
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	70	55,341
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2040	$2,400	$2,625,537
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	20	20,764
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	150	150,065
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	160	164,585
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	15	15,305
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	415	360,979
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	40	39,584
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	465	420,786
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,250,952
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	991,762
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,025,044
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	550,087
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	500	447,652
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	3,500	2,558,408
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	1,500	1,296,963
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	155	141,421
Massachusetts (Commonwealth of) School Building Authority, Series 2015 B, RB	4.00%	01/15/2045	65	60,035
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	4.00%	11/15/2046	25	22,840
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,415	3,420,594
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	410	380,710
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	1,000	1,016,498
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,015,228
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	40	40,618
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	70	64,555
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	10	10,231
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,188,465
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	20	17,117
Mississippi (State of) Hospital Equipment & Facilities Authority (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	40	39,274
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	55	48,519
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	20	18,198
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	2,000	2,024,319
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	5	4,434
				130,505,018
Michigan-1.67%
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	162,067
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	220	191,216
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	200	179,328
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	65	67,213
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	515,603
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	461,447
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,085	1,110,790
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,016,140
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	$715	$742,581
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	2,080	1,893,647
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	370	351,921
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	165	168,668
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	415	382,169
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	675	631,832
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	1,410	1,250,084
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	106,853
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	50	53,103
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	20	21,062
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	160	167,645
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,005	1,088,614
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	730	756,379
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,030	1,070,093
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,150	1,217,108
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	850	850,360
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	600,009
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	1,095	1,102,188
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	5	5,015
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	40	34,835
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	560	500,948
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,017,705
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,060	902,915
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	300	265,710
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	30	31,000
Michigan (State of) Finance Authority, Series 2019 C, Ref. RB	4.00%	02/15/2044	20	18,138
Michigan (State of) Finance Authority, Series 2020 I, Ref. RB	3.00%	10/15/2045	105	79,886
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2050	50	42,510
Michigan (State of) Finance Authority, Series 2024 A, GO Bonds	5.25%	08/15/2046	75	78,333
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,190	1,178,449
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	435	365,008
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,100	1,019,109
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	156,049
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,140	1,141,020
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,410	1,208,734
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	40	39,229
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,175	984,922
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	870	786,365
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	559,911
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,005	904,605
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	99,648
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	10	8,520
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	100	83,683
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	750	742,652
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	500	499,233
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,610	1,463,882
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	620	542,728
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,575	1,798,795
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	550	466,763
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,131,033
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,110	948,518
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	1,100	1,111,829
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	715	629,364
Michigan State University Board of Trustees, Series 2019 B, RB	4.00%	02/15/2044	375	340,082
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,000	1,010,998
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	251,602
Michigan State University Board of Trustees, Series 2024 A, RB	5.00%	08/15/2049	100	101,875
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	$1,000	$1,032,925
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	173,791
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	2,000	2,041,489
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	700	707,733
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	1,250	1,268,495
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	996,866
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	30	31,271
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	223,535
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	45	45,490
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,210	1,049,779
				47,281,095
Minnesota-0.60%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,164,417
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	969,036
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	350	317,995
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	786,673
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,040,355
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,013,519
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,005,363
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,022
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	5	4,514
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	75,336
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	240	241,845
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	500	431,711
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	98,045
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	275	226,962
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,772
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2040	1,000	988,659
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	913,817
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	556,617
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	303,242
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2040	70	75,735
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	80	84,994
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	15	15,776
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	460	493,094
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	145	153,248
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	75	63,475
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	290	294,362
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	555	557,204
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	580	493,492
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Ohio School District)	3.00%	02/01/2046	160	121,259
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	50	50,828
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	5.00%	05/01/2046	20	19,502
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,075	1,052,001
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	2,000	1,704,450
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	570	558,701
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	$135	$113,741
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	10	9,793
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,079
				17,034,634
Mississippi-0.07%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	340	304,726
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	5	4,283
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2041	685	633,352
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	975,847
University of Mississippi Educational Building Corp., Series 2017 , Ref. RB	4.00%	08/01/2043	85	79,124
				1,997,332
Missouri-0.78%
Jackson (County of), MO, Series 2023, RB	4.25%	12/01/2053	40	35,740
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	5	4,581
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	206,238
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	542,516
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	4.00%	05/01/2041	95	95,644
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,570
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	758,520
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	640	432,102
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	50	43,051
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	545	477,658
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	49,843
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	185	160,689
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,759,740
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	10	8,809
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	30	25,673
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,910	1,707,653
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,255	1,079,466
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	215	187,969
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	55	54,941
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	660	531,919
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,515	1,283,284
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	65	54,179
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	5	4,101
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	41,334
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	487,993
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	925	828,604
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,065	4,450,194
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,225,233
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	18,378
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	215	194,486
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	70	60,030
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	22,729
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	$1,500	$1,298,286
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	20	18,077
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	8,828
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	5	4,663
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	5	4,519
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	250	255,837
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	630	651,011
				22,115,088
Montana-0.11%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,405	2,190,248
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	1,275	871,354
				3,061,602
Nebraska-0.53%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,332,858
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	5.00%	11/01/2045	10	9,696
Douglas County Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	15	13,754
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	750	664,437
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	10	8,964
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	92,924
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	15	13,862
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	605,142
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	715	729,012
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	150	134,594
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	2,580	2,431,717
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,000	1,023,764
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,300	1,351,739
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	1,800	1,858,707
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,065,230
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	25	26,258
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	874,550
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	25	21,807
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	222,393
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	155	131,706
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	421,677
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	836,765
				14,871,556
Nevada-0.58%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	123,907
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,111,766
Clark (County of), NV, Series 2022, RB, (INS - AGI)(a)	4.00%	07/01/2040	475	459,579
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	10	9,148
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	2,355	2,364,798
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,048,286
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	820	740,506
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,740	1,745,377
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,390	2,045,208
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	974,212
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,770	1,780,124
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	1,240	1,243,614
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,040	928,263
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	120	103,588
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2040	90	96,255
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	26,544
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	1,540	1,418,299
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	$220	$223,645
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	50	45,288
				16,488,407
New Hampshire-0.16%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	50	51,991
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,525	1,307,064
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	300	307,559
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	800	682,096
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	2,210	1,623,090
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,000	678,738
				4,650,538
New Jersey-3.13%
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	90	78,635
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	30	27,449
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,440	1,474,654
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	25,030
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,110,409
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,515,114
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	435,428
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	535	455,029
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	852,630
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	160	139,606
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	280	293,189
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	104,357
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,483,642
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	769,572
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	4,624
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,610	1,449,447
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,292,336
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,095	761,947
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,840	2,407,743
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,225	1,009,903
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	405	374,528
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2043	140	127,044
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	15,757
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	800	710,919
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	730	536,260
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	154,359
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	1,870	1,741,514
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	5	4,379
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	331,410
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	195	197,772
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	$20	$20,423
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,055	1,052,410
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,605	1,591,869
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	708,459
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	526,661
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	5	5,352
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	25	25,945
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	10	9,965
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	225	200,743
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	345	249,530
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,160	1,058,027
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,305	1,150,419
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,496,443
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	520	410,605
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,355	1,143,951
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,840	2,821,984
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	780,751
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,150	1,065,465
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,310	2,015,925
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,025	1,034,134
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	700,557
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,210	2,710,025
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	465	430,819
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	229,363
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	720	651,713
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,325	1,146,106
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	310	324,299
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,475	1,366,575
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,290	1,183,514
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	905,157
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	542,598
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	635	657,630
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	547,798
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	287,187
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	250	238,313
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	800	837,840
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	70	73,014
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	30	31,132
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	250	228,023
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	75	77,414
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	210	214,340
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,705	1,722,671
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,105	2,151,510
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,313,705
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	1,800	1,849,087
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	190	196,677
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	75	77,162
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	15	15,338
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	175	178,049
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	749,758
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	$2,000	$2,051,265
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	2,000	1,692,862
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	20	17,943
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	420	382,074
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,740	3,450,491
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	4,475	3,940,114
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,432,666
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	2,400	2,458,767
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,731,355
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,607,171
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	20	20,820
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	15	15,603
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,509,028
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	10	10,353
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	1,000	1,095,823
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	15	15,036
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	195	197,486
				88,519,978
New Mexico-0.04%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	235	169,508
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	884,056
				1,053,564
New York-22.13%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	5	4,585
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	95	97,049
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	505	520,320
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,035	2,084,715
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	2,000	1,466,389
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	1,750	1,204,069
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	500	421,404
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	109,386
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	932,712
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,035	1,000,446
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	176,397
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,830	1,834,239
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	200	178,105
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	795,542
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	279,843
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	4,900	4,924,838
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	1,635	1,473,337
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	2,900	2,589,569
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	33,248
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	15	13,859
Long Beach (City of), NY, Series 2022 B, COP, (INS - BAM)(a)	4.63%	07/15/2052	15	14,257
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	75	75,158
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,100	1,105,705
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	992,936
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	10	10,708
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	15	15,938
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	2,000	2,030,718
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,026,092
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,035,292
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,500	1,524,891
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	500	430,711
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	$1,185	$1,010,303
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	760	656,417
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	485	409,673
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,735	1,545,890
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	25	20,957
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	25	24,708
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,300	2,035,722
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	315	266,502
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	57,942
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	225	198,123
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,380	1,216,342
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	877,437
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	355	283,780
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	125	123,594
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	20	19,766
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,039,428
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	35	35,328
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,306,529
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	160	138,678
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	20	16,639
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	754,349
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,006,242
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,433,171
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	25	25,523
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	121,512
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	370	315,596
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	320	326,726
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	5	4,289
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	10	8,614
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,394,270
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	75	61,625
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	530	483,517
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	25	22,016
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	5,005	4,237,401
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,485	2,438,814
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,240	2,224,033
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	5,075	5,151,383
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	250	251,492
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	95,266
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	20	20,005
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	150	128,050
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,045	878,197
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	75	62,590
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,800	1,551,301
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	3,250	3,324,839
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	580	511,216
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	890	926,156
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	17,864
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	140	142,796
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	90	91,490
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	230	235,852
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	700	612,774
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	50	51,479
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	500	513,005
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	690	706,636
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	25	26,443
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	190	199,597
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	565	590,371
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	190	197,538
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	20	20,693
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	$5	$5,115
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	500	510,342
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	1,000	1,035,680
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,405	2,412,282
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	160	158,337
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	70	59,852
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	540	480,516
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	155	137,926
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,945	2,563,808
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	390	395,905
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	45	40,816
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	4,500	4,609,603
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB(c)(d)	5.00%	06/09/2025	90	90,032
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	480	480,510
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	4.00%	10/15/2045	1,345	1,192,401
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	55	55,168
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	235	238,743
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	355	275,954
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	5	4,602
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	15	13,204
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,010	872,215
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	15	14,088
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,070	1,982,062
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	17,693
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	25	21,351
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	15	15,318
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,105	1,134,645
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,021,087
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	25	22,710
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,640,448
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,026,039
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,045	1,065,878
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	75	78,817
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	85	88,604
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	15	15,407
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	20	20,426
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	35	37,234
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	60	63,358
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	45	47,562
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	65	66,341
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	86,449
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	412,074
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	100	94,664
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	125	117,534
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,419,657
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	4,998,468
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	95	84,881
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	985	895,168
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	225	180,127
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	5	4,544
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	315	244,950
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	110	112,255
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	195	198,451
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2040	30	28,289
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	$835	$776,324
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	35	35,808
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	35,677
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	40	37,227
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	65	60,458
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	40	40,718
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	40	29,174
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	445	413,730
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	45	41,195
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,700	3,747,428
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	15	12,921
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	100	79,084
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	200	205,689
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	20	20,486
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	25	25,511
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	225	197,524
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	50	52,215
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	20	20,758
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	95	84,251
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,282
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	550	576,178
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	130	134,909
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	40,940
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	10	10,200
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	25	25,707
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	140	142,187
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,200	2,797,373
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	220	229,605
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	100	103,770
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	65	67,039
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	70	72,952
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	30	31,233
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	15	15,579
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	145	149,915
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	200,080
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	95	100,309
New York (City of), NY, Series 2024 C-1, GO Bonds	5.25%	09/01/2046	1,000	1,046,138
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	1,070	1,094,871
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	1,005	1,027,245
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2040	20	21,205
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	190	197,220
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,045	1,078,035
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	205,687
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	55	57,338
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	845	873,148
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	220	224,548
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	15	13,602
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	25	25,358
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,105
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,140	1,151,795
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,074
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	295	238,284
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	51,582
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	30	30,732
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,065	967,993
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	460	467,856
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	335	298,380
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	25	18,055
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	55	40,349
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	775	827,040
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	$530	$562,653
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	595	627,408
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	345	360,686
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,313,700
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	135	143,350
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	10	10,579
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	73,734
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	20	19,137
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	55	57,528
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	5	4,593
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,605	1,679,984
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,105	3,246,591
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,870	1,942,018
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,575	1,366,549
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	125	129,451
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	85	87,789
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	885	919,089
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,200	1,025,817
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	65	67,766
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,835	1,911,192
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	10	10,382
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,043,812
New York (City of), NY Industrial Development Agency, Series 2019, Ref. RB	4.00%	06/15/2042	50	46,499
New York (City of), NY Industrial Development Agency, Series 2020, Ref. RB	5.00%	06/15/2041	20	20,740
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2043	90	94,614
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2048	5	5,139
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	5.00%	06/15/2052	40	40,891
New York (City of), NY Industrial Development Agency, Series 2025 BB, RB	4.25%	06/15/2053	1,000	893,403
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	2,115	1,520,588
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	50	45,011
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	5,000	3,522,353
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	195	201,247
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,520	1,308,277
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	150	134,602
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	130	104,387
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	575	509,539
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	280	245,163
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	105	91,160
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	960	683,058
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	25	21,738
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	310	270,314
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	35	35,050
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	100	101,055
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	55	55,494
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	50	43,103
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	70	70,116
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	205	177,133
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	515	408,537
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	155	133,762
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	1,315	1,338,211
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	550	556,081
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	4,485	4,559,047
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	55	51,846
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,005,965
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	339,622
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	855	880,755
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	$50	$43,001
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	775	715,631
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	695,783
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	1,827,537
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,005	1,017,036
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,460	1,348,156
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	525	453,043
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	225	207,156
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	101,276
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	890,530
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	50	51,851
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	110	95,082
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,000	695,783
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	140	109,956
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,046,422
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,045	4,303,235
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,105	825,257
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	8,195	8,413,675
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,300	1,109,763
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,345	1,369,730
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	285	241,479
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,424,342
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	65	66,635
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	4,596,478
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	1,500	1,367,577
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,050	5,181,930
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,525	2,639,862
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	60	61,750
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	10	10,479
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	5	5,112
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	150	126,384
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	340	349,046
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	50	48,083
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,164,315
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,226,322
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,085	1,022,788
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,065	1,112,858
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,571,164
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,530,163
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,010	1,050,047
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	5	5,197
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	75	78,586
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,235	2,320,922
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	525	541,943
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	145	131,888
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2043	25	25,001
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	95	84,600
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2040	865	802,291
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	190	190,556
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	40	34,891
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	95	86,146
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	95	87,316
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	115	104,470
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	530	487,132
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	30	30,149
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	30	30,164
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	100	100,749
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,645	1,324,225
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	95	85,393
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	45	40,856
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	$745	$757,399
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	465	428,302
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	675	615,310
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	10	10,114
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	60	60,498
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	920	728,702
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	65,759
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	645	522,985
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	625	586,129
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	1,750	1,621,122
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	170	155,878
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	55	40,502
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	70	65,388
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	15	13,896
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	20	18,322
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	660	590,506
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	185	131,357
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	10	8,777
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	3,200	3,019,978
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,700	1,573,384
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,835	1,643,144
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	20	18,699
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	100	92,073
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	50	47,287
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	115	107,548
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	277,536
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	20	18,458
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	525	479,921
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	80	72,324
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	25	22,403
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	200	145,935
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	50	44,170
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	15	10,431
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	50	40,996
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	52,052
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	35	32,270
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	105	93,914
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	205	191,663
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,660	1,534,031
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,050	960,251
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	970	863,510
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,755,510
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	165,303
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	645	442,626
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	40	41,612
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	787,609
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	20	20,562
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,340	1,371,540
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,300	1,159,626
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	10	8,656
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	5	5,190
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	110	113,391
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	646,828
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	450	459,991
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	325	329,308
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	2,005	1,877,146
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	2,769,667
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,265	2,315,286
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,535	3,123,081
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	1,600	1,621,208
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	$240	$253,669
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,045,604
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,500	1,560,304
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	720	745,002
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	813,362
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	205,187
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	680	695,130
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	306,547
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	400	407,544
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	859,387
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,054,355
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	1,000	1,057,067
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	3,000	3,137,120
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	1,800	1,880,615
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	1,750	1,818,831
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,317,525
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,040	2,098,957
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,300	2,379,817
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	40	35,176
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	20	20,960
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	975	1,063,076
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	20	20,844
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	525	544,517
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	290	300,195
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,035,154
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	4,603,205
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	1,190	1,237,658
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2040	270	287,807
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	35	36,847
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,515	1,585,281
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,000	1,034,091
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	60	61,793
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,005	1,030,761
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,000	1,025,141
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,021,721
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,053,760
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,010	1,028,188
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	500	433,434
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2040	10	10,660
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	15	15,792
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	10	10,638
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	5	5,170
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	10	10,452
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	20	20,360
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,000	1,060,355
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	570	605,939
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	305	320,391
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	83,970
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	25	26,089
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	825	855,471
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	20	20,640
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	500	511,913
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	322,445
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	75	76,512
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	509,215
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,500	3,626,274
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	30	31,331
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	515	534,731
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	35	36,142
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,010	1,034,302
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	$1,000	$1,043,253
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2040	1,005	1,068,366
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	65	68,280
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	50	51,430
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	25	22,303
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	80	83,077
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	400	426,381
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	20	21,055
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	5	5,232
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	190	197,609
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	45	46,534
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	65	66,943
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	15	15,384
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,530	1,568,466
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,064,540
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,005	882,326
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	1,825	1,853,641
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	1,000	1,055,022
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	1,015	1,042,110
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	1,000	1,063,931
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	2,090	1,922,370
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	400	309,280
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2041	150	138,143
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2042	175	175,388
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	525	425,302
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	470	437,755
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	395	403,399
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	40	40,599
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	100	69,682
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	426,494
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,064,767
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,051,796
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,046,699
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,095	2,221,965
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,016,350
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,442,265
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	10	10,308
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	30	25,225
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	07/01/2045	460	460,287
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	55	50,802
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	25	25,237
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	881,840
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	110	111,378
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	685	594,502
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	225	196,805
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	65	65,591
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	445	402,071
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	104,484
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,209,739
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,535	1,380,784
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	750	765,131
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	835	848,820
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	35	35,519
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,197
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,010,120
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	3,000	2,099,088
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	40	27,833
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	600	633,806
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,341,382
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	$1,650	$1,308,125
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	600	465,191
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,180	1,069,265
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	5	4,419
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	310	270,351
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,205	3,680,590
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	740	640,890
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	185	170,692
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	540	494,623
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	80	72,493
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	51,037
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	30	26,241
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,508,467
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	87,288
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	198,743
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	75	68,139
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	580	400,495
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,225	2,314,385
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	260	238,489
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	95	86,310
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,150	1,172,011
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	310	266,953
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	855	653,023
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	2,040	2,041,992
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	60	53,589
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	4.00%	03/15/2041	985	922,095
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	85	89,588
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	15	15,698
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	25	22,683
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	885,722
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	40	40,641
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	45	47,736
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	60	62,746
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	90	93,139
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	40	41,010
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	90	91,744
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	145	152,552
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	45	46,793
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	645	660,101
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	101,862
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	509,249
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	101,094
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	350	368,229
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,415	1,474,912
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	505	524,107
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	1,085	1,121,535
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	1,030	1,061,335
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	70	71,898
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	500	522,205
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	10	10,413
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	5,260	5,463,586
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	1,385	1,183,828
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	3,960	4,206,207
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	160	170,286
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	835	874,873
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	65	67,701
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	100	103,638
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	5	5,141
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	1,050	1,075,633
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,300	1,327,577
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	$930	$796,266
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,000	1,018,363
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	550	559,828
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	1,000	1,056,879
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,000	1,046,215
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	10	10,332
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	10	8,849
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	436,923
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	2,750	1,892,379
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	35	35,289
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	80	80,605
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	30	30,407
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	15	13,356
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	50	50,374
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	1,205	953,436
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,016,701
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	15	15,090
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,640	1,440,825
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	95	85,137
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,590	1,458,454
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	300	263,902
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	870	760,979
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	520	524,953
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	664,467
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	800	802,473
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,095	954,648
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,677,918
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	3,645	3,664,913
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,000	896,964
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	80,490
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,045	1,044,276
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,337,113
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	110	111,558
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	24,141
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	335	232,401
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	2,840	2,594,776
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	972,998
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	63,445
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	2,885	2,375,469
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	790	713,364
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,525	2,585,720
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	15	15,023
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	260	207,698
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,790	1,589,996
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	2,250	2,263,151
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	4,100	3,604,449
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	105	107,522
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	1,330	1,180,539
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	79,814
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	250	231,412
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,469,840
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	861,278
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	25	25,412
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,490,605
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	$3,000	$2,891,826
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,500	1,352,882
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,325	2,017,543
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,115,463
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,461,024
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	5	5,320
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	1,500	1,329,378
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	190	162,970
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	330	274,856
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	20	20,327
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	35	35,405
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	1,200	1,220,682
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	35	35,482
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,750	1,752,234
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	5	4,214
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	280	280,119
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	136,440
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	3,065	3,049,412
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,635	1,453,191
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	930	667,519
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	200	172,411
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	420	279,255
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	350	298,337
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	1,325	1,187,442
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	1,000	868,356
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	740	499,282
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	10	8,568
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	40	36,873
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	35	31,497
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	230	201,223
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	80	57,156
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,415	2,408,580
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	225	155,611
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	7,315	5,133,450
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	440	383,677
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,070	936,141
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	30	31,403
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	229,022
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	20	20,724
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	320	326,810
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	259,582
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	70	61,331
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	205	185,402
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	990	998,471
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,155	998,745
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	850	774,729
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	705	654,882
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	295	255,274
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	150	156,405
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	80	82,861
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,155	1,174,914
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,038,785
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	385	345,678
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	$100	$71,087
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,045	2,543,140
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	412,400
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,020	884,203
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	125	117,735
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	15	13,690
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	510	468,470
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	5	4,525
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	65	57,766
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,031,532
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,027,767
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 A-3, RB	4.00%	08/01/2044	215	193,085
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	465	408,533
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	2,952,533
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,025	1,561,320
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	696,585
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,015	1,817,072
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	40	30,701
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	370	279,163
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,365,174
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,463,417
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,431,015
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,120	755,492
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	160	162,232
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,791,435
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	3,250	2,841,588
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	3,000	2,676,561
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	2,250	2,309,467
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	50	45,046
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	938,630
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	13,257
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	115	116,424
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	40	40,411
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	755	662,946
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	10	9,212
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	567,172
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	623,065
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,025,417
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	180	183,777
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	2,335	2,088,470
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,055	2,648,945
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,383,396
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	3,025	2,806,446
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,010,424
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,005	871,421
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	175	125,270
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	10	7,073
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	34,585
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,115	1,019,860
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	55	55,975
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,065	1,081,399
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	400	282,920
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,010	1,065,405
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	55	57,089
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	$15	$15,253
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	30	23,977
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	80	62,359
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2041	15	15,907
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	125	131,486
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	310	278,677
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	651,457
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,505	1,334,205
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	910	829,166
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,120	998,704
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,620	1,460,035
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	883,768
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,065	934,487
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	51,589
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	20	20,446
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	927,751
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	15	13,612
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	10	9,037
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,500	1,329,772
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	25	22,360
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	700,116
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	25,630
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	90	92,063
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	40	40,758
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,270	1,291,885
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,006,439
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	2,550	2,345,514
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,030	932,277
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	1,555	1,109,903
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	20	20,340
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,525	1,341,057
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	55	47,948
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	40	38,267
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	670	557,459
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	500	385,966
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	152,783
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	2,060	2,071,413
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,125	1,128,836
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	100	100,375
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	20	20,000
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	40	30,126
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	10	8,824
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,120	3,151,200
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	70	61,766
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	10	7,025
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	15	12,823
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	31,142
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	60,956
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	50	43,094
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	26,557
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,020	5,211,420
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	205	177,138
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,636,786
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	4.13%	05/15/2053	95	82,183
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,045,557
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	130	134,943
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,010	1,706,334
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	$50	$50,857
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	20	17,156
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,074,639
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,650,322
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,067,264
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	5	5,347
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	35	36,448
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	50	51,781
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	45	46,366
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	111,823
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	25	20,896
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,012,999
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	120	122,475
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	165	170,617
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	25	24,235
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	105	97,586
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	20	21,666
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	190	200,418
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	65	67,664
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	25	25,478
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	95	81,429
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	205	211,763
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	160	167,780
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,750	1,758,154
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	30	30,217
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,103
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	1,500	1,286,746
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	46,538
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	525	484,322
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	480	437,766
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	605	510,784
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,253,672
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,273,800
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,504,293
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,032,160
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	4,949,009
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	245	251,862
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,033,725
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,029,116
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	555	565,936
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	25	21,336
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,045	1,065,591
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	8,307,017
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,000	1,018,269
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	90	78,698
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,470	1,503,791
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	10	10,360
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	4.00%	09/01/2040	500	449,462
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	1,500	1,502,402
				626,489,436
North Carolina-0.83%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	500	368,229
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,081,557
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,172
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	5	5,176
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,002,404
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,741,381
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	362,179
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	$750	$666,793
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,098,032
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	721,248
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	170	157,877
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	138,473
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	728,080
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	5	4,801
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	100	100,558
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	90	84,056
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,520	1,306,981
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,225	1,057,123
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,020	863,347
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	781,745
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	5	4,224
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	485	431,689
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,468,172
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2041	255	241,052
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	2,000	1,979,782
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,119
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	25	20,515
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	1,075	1,076,034
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	45	42,099
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	430	454,284
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	385	368,230
				23,381,412
North Dakota-0.14%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	70	57,702
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	125	98,335
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	1,665	1,206,373
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	555	373,428
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	3,500	2,257,698
				3,993,536
Ohio-1.62%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	800	694,253
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	1,570	1,396,260
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	25	22,954
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	470	434,359
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB	5.00%	02/15/2041	45	45,173
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	150	138,193
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,540	2,542,637
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	200	172,673
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	181,841
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	470	449,421
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,045	915,393
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	40	35,684
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	10	9,116
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	35	36,079
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	130	125,249
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	10	9,175
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	922,001
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	$105	$96,169
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	55	44,421
Franklin (County of), OH, Series 2018 A, RB	4.00%	05/15/2047	1,000	886,560
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	15	15,156
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	520	522,709
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	315	278,115
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	360	304,638
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	25	22,720
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	140	128,578
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	160	159,063
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	175	153,189
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	667,225
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	1,030	942,637
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	385,669
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,021,345
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	80	70,520
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	175	139,671
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	256,238
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	10	8,749
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,148,121
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	850	697,173
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	17,886
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	259,732
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	50	43,391
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	1,270	853,870
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	1,912,169
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	35	30,502
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	2,000	1,816,411
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	40	33,524
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	145	134,960
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	15	12,738
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	1,050	917,282
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	89,046
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	225	209,058
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	5	4,060
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	125	113,979
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	195	143,644
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	4,879
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,445
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	55	51,327
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	270	231,772
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	5.00%	01/15/2046	20	19,613
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	1,849,151
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	85	61,541
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	5	4,529
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	26,851
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,230	1,110,087
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	45	46,046
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	540	559,702
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	4.00%	02/15/2046	50	44,341
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,332,530
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,028,463
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,025,062
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	550	563,775
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	80	84,303
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	$435	$456,190
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	60	63,554
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,030	1,046,248
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,190,643
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	35	36,782
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	250	256,291
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	90	96,368
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	20	20,604
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	825	864,856
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	20	20,738
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,440	1,270,567
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	14,521
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	65	49,256
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	10	10,035
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	20	20,770
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,555	2,617,032
				45,760,251
Oklahoma-0.75%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	383,198
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	90	90,704
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	70	73,230
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	110	114,541
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	80	83,949
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,130	1,180,566
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	500,826
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGI)(a)	3.13%	01/01/2041	660	525,731
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	185	170,157
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,910	1,924,764
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	385	338,201
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,017,322
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,030	901,622
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	100	93,582
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,700	2,821,629
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	15	15,997
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	80	83,779
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	10	10,429
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,170	1,228,357
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	2,075	1,919,232
Oklahoma (State of) Turnpike Authority (Senior Bonds), Series 2025 A, RB	5.50%	01/01/2054	1,000	1,064,107
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	25	21,963
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	30	26,683
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2049	15	15,480
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2054	50	51,163
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.25%	07/01/2059	770	797,903
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	30	30,544
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	900,681
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, GO Bonds	4.13%	10/01/2053	200	180,623
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,031,979
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	55	48,805
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	2,520	2,576,333
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	$20	$17,523
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	85	86,629
				21,328,232
Oregon-0.65%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	30	30,404
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,193,166
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	25	16,823
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	40	31,468
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	5	4,977
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	25	24,282
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	1,000	877,838
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	2,000	1,375,503
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	60	49,847
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	30	31,836
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	15	15,817
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,395
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	2,480	2,522,920
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,135	2,167,440
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	135	143,294
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,501
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	150	142,274
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	960	984,216
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	20	20,936
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	75	80,145
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	135	143,334
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	5	5,276
Oregon (State of) Facilities Authority, Series 2015, RB	4.00%	10/01/2045	570	487,103
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	1,500	1,466,845
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,546,901
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	667,269
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	40	34,344
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,000	682,193
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	15	15,276
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	425	436,159
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	50	49,958
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	40	27,329
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	65	54,195
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	15	15,039
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,043,951
				18,439,254
Pennsylvania-3.81%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	1,885	1,695,479
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,130	1,846,275
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	1,785	1,742,685
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	40	40,394
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	275	243,994
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,030	2,163,769
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	5	4,388
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,028,076
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	950	636,450
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	5	4,148
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	$810	$528,271
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	40	41,985
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	1,250	1,016,711
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	305	269,568
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	680	580,784
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	30	25,869
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	250	201,624
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,015	1,023,306
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	240	182,001
Geisinger Authority (Geisinger Health System), Series 2014 A, Ref. RB	4.00%	06/01/2041	30	27,179
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,005	1,696,625
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	938,497
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,472,661
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	1,000	1,019,629
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	10	8,878
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	997,212
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,000	972,408
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,803,594
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	130	114,936
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	755	709,596
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	845	748,271
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	70	68,850
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	500	354,155
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	809,538
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	165	137,502
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,000	879,340
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	829,738
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	968,451
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	45	43,296
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	10	8,184
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	841,759
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	4.00%	08/15/2040	100	91,246
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	375	378,766
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	65	57,027
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	250	245,406
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	35	36,645
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2041	55	53,179
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2043	35	33,166
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2041	30	29,022
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2042	500	478,500
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2043	25	23,700
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2044	5	4,694
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	4.00%	09/01/2042	25	23,917
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	365	368,495
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	85	75,670
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	70	58,926
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	34,591
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	150	115,346
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	$30	$27,480
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	10	8,621
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	4,090	2,985,809
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	2,555	2,096,324
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	1,595	1,425,120
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	15	12,282
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	20	16,826
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	605	517,877
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	560	406,047
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	115	85,129
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	5	5,293
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	10	10,285
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	500	513,003
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,009,715
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	411,729
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,170,003
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	235	211,110
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	200	204,096
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	960	849,694
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	215	202,413
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	2,120	1,948,600
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	525	490,026
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	10	8,985
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	545	404,485
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	55	47,323
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,515	1,528,119
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,022,614
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	5	5,238
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	30	31,945
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	15	15,870
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	255	264,701
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	2,380	2,240,527
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	270,512
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	25	25,022
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	$570	$487,498
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	915	918,328
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,495	1,497,828
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	115	114,501
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	280	281,936
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	45	45,342
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	822,502
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,005,893
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	425	432,081
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	55	55,230
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	510	514,765
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	585	587,451
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	1,000	1,005,501
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,085,599
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	415	417,112
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	260	262,263
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,315	1,150,262
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	60	60,474
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,115	971,666
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	305	312,540
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	25	25,110
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	470	370,528
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	190	175,746
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	135	123,546
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	90,647
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	475	425,373
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	1,920	1,673,036
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	10	10,209
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,315	1,338,585
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	45	31,466
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,040	899,692
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	700	604,997
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,290	1,155,224
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	460	397,603
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	500	507,244
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	130	132,539
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	70	60,454
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	465	474,733
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	955	668,853
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	955	825,389
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	536,561
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	435	447,630
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,015	1,034,474
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	180	182,534
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	555	573,970
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	20	20,430
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	90	91,599
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	15	15,519
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	150	157,730
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	5	5,246
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	15	15,559
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	734,245
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	1,000	1,035,126
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	225	233,056
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	522,157
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	517,432
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	35	35,090
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	150	150,024
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	4,992
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	502,870
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	$15	$15,011
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	125	125,844
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	846,243
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,525	1,556,967
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,355,605
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	30	30,697
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,000	1,925,947
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,750	1,840,901
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	215	224,074
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	1,110	999,205
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	410	418,489
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	170	174,852
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	85	87,852
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	60	62,102
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	90	92,644
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	245	213,475
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	10	10,398
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	250	263,871
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	550	555,854
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	505	445,703
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,899,710
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	494,236
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,447,164
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	237,433
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	380	351,141
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	610	608,350
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	285	215,658
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	295	264,247
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	167,322
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,600	1,367,596
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	10	8,323
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	250	250,221
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	40	41,452
University Area Joint Authority Sewer Revenue, Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	25	22,809
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(a)	5.00%	08/15/2042	1,070	1,072,446
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	5	4,264
				107,841,291
Rhode Island-0.08%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	1,045	1,002,610
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	945	819,543
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	328,339
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	75	74,758
				2,225,250
South Carolina-1.10%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,040	1,077,164
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	$870	$907,292
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	47,416
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	30,703
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	45	46,201
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	115	98,883
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	10	9,513
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	499,679
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	970	863,119
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	280	243,788
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,003,140
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	887,720
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	15	15,526
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	50	52,913
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	50	52,525
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	15	13,614
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	120	126,441
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,595	1,465,246
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,045	1,040,621
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	15	14,758
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	170	148,739
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,445	1,334,060
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	1,500	1,547,608
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	200	176,301
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	835	832,626
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,510	2,512,384
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	565	530,940
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,095	814,100
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	510	465,883
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	530	531,930
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	121,169
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	25	21,657
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	70	58,915
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,247,097
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	50	51,093
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	35	31,578
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,050	2,051,169
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,625	5,739,116
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	180	150,695
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	20	21,280
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	10	10,304
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	195	198,340
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,100	1,117,086
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,000	1,030,303
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	90	91,397
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	$65	$65,316
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	210	189,609
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	5	4,246
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	291,693
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	191,800
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,048,389
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	60	51,307
				31,174,392
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	165	145,708
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,000	988,227
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	70	71,558
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	110	82,575
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	5	4,317
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,289,239
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	100	86,554
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	915,557
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	5.00%	11/01/2045	5	4,873
				3,588,608
Tennessee-0.74%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	55	55,378
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	385	334,095
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	15	15,008
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,700	1,751,004
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	30	29,954
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	350	311,739
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	130	114,562
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	320,879
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	110	106,670
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	25	22,053
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	140	114,551
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	1,000	1,014,071
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	50	44,423
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	100	99,996
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	90	91,447
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	5	4,403
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	30	25,704
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	125	125,094
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	785	788,746
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	10	10,107
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	$120	$110,555
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,035	1,061,739
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	125	118,414
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,050	1,104,697
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	35	37,411
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	50	53,068
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	35	32,601
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	135	131,881
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	20	19,557
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	1,250	1,234,928
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	1,810	1,754,375
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,020	872,502
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	1,000	986,056
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	10	10,288
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	866,466
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	1,765	1,836,481
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	645	666,549
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	2,000	2,050,810
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	240	242,012
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	335	335,176
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	1,750	1,758,109
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	250	256,171
				20,919,730
Texas-12.04%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	156,722
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	900	803,517
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	465	402,859
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	35,728
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	5	5,069
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	10	9,257
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	22,366
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	138,423
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	155	134,582
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	10	10,072
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	30	26,341
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	1,005,524
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	30	27,426
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	87,862
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	515	440,506
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	$70	$61,162
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,010	688,372
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	595	529,213
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	35	30,347
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,070	970,631
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,192
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	45	41,983
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	85	76,783
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	75	67,723
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	75	65,660
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	115	115,496
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,001,283
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,329,555
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	175	178,062
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	40	40,521
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	560	568,125
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	737,386
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	25	25,495
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	80	81,594
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,095	1,131,156
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	650	662,226
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	961,766
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	75	76,889
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	130	134,683
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,080,554
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,300	1,313,549
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	35	36,696
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	85	88,553
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	110	103,962
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,157,030
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	550	575,395
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	255	227,344
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	635	550,140
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	57,663
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,250	1,116,066
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,505	1,363,878
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	140	143,552
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,118,411
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	150	129,646
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	15	13,708
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	170	136,018
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	360	340,269
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	25	22,829
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	120	108,768
Bexar (County of), TX, Series 2022 B, GO Bonds	4.63%	06/15/2045	5	5,036
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	25	22,675
Bexar (County of), TX Hospital District, Series 2020, GO Bonds	5.00%	02/15/2045	15	15,154
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	$10	$10,045
Bexar (County of), TX Hospital District, Series 2022, GO Bonds	4.25%	02/15/2052	5	4,454
Bexar (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	02/15/2053	10	8,776
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	50	43,775
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	105	89,921
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	1,065	862,288
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,885	6,283,998
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	375	392,092
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	440,519
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2040	30	32,083
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	155	164,477
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	195	205,385
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	500	429,174
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	35	31,627
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	435	453,197
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	15	15,420
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,060	923,853
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	20	17,831
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,090	968,114
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10	8,702
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	980	823,037
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	115	116,239
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	250	252,693
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	550	469,887
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,315	1,328,332
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,175	1,023,897
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	55	49,439
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	60	44,684
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2041	150	156,261
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,005	2,614,904
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	45	39,317
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	2,738,235
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	25	22,093
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	463,564
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	400	362,482
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	950	833,402
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	570	487,691
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,569
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	75	68,763
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	50	44,995
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	345	307,583
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,354,453
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	$65	$68,650
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,555
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	892,852
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,025	1,049,015
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	20	20,965
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,050	930,157
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	935,580
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	125	112,016
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	15	13,529
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	60	61,475
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,325	1,174,824
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	110	97,608
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	40	36,849
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	620	548,717
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	740	754,916
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	2,724,518
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,600	1,447,901
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	25	18,896
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	120	96,552
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	15	11,129
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	910	859,499
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	150	143,515
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	5	4,716
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	240	217,165
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	135	123,431
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,828,600
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	505	514,129
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	31,046
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,040	1,088,619
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	462,466
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,006,143
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	1,190	1,080,106
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	15	15,384
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	235	206,198
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	340	256,506
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	3,000	3,093,308
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	15	13,004
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,710	1,740,082
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,880	3,974,230
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5	5,106
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	172,995
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	5	4,278
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	510,534
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,070	962,774
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	$435	$440,326
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	524,201
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	781,317
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,360	1,409,189
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	760	778,637
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,140	1,163,535
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	27,241
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	85	86,361
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	170	150,549
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	30	26,410
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	20	17,487
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	115	99,417
East Montgomery County Improvement District Sales Tax Revenue, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	15	13,446
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	100	88,248
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	20	20,163
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	110	98,860
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	90	78,964
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	275	240,897
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	4,750	4,824,565
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	50,580
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	62,042
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,385	1,273,565
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	890,276
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,075	966,208
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,000	873,490
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	205	209,383
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	60	52,146
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	95	98,369
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	10	8,830
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	50	44,209
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,030
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	515	462,557
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	134,116
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	10	10,263
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	526,543
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	470	370,954
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	975	897,419
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	150	135,673
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	145	145,732
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	610	523,925
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	95	99,419
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	50	52,061
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$2,410	$2,463,294
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	40	41,097
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	100	91,644
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	906,231
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	420,183
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	310	275,305
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	1,375	1,182,597
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	6,340	6,408,544
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	270	271,071
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	535	458,729
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	491,560
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	322,504
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	20	20,563
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	50	43,270
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	151,874
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	40	35,414
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	185	189,762
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	50	43,360
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	100	94,535
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	10	10,075
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	70	70,364
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,515	4,144,813
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2049	65	56,756
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2054	125	106,277
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	5	4,672
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	35	32,476
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	205	212,324
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,000	880,361
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,010	1,029,308
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,130	1,014,340
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	305	283,681
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	925	813,919
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	90	79,901
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	265	267,882
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,796,032
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,750	1,770,045
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	5	5,052
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	850	750,694
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,375	1,243,028
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,065	923,969
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	10	9,194
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,030	1,076,929
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,065	1,108,105
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	1,140	1,013,331
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	3,100	2,607,544
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	20	19,912
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	5	4,527
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	65	60,078
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	75	69,429
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	$40	$36,133
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	75	76,865
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	1,105	1,014,737
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	26,905
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	115	116,212
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,059
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,155,179
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,566,794
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	640	562,295
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	55	46,124
Houston (City of), TX, Series 2023, GO Bonds	5.25%	03/01/2043	50	52,507
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	10	10,383
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	5	5,177
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,410	1,460,972
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	65	56,786
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	670	698,390
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,640,428
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,225	1,173,982
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	875	824,419
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	10	10,555
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	335	351,601
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	706,172
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	2,000	1,995,603
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	440	394,988
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,250	1,289,198
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,250	1,280,012
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	100	102,918
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	20,818
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	90	93,164
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	85	87,726
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	867,205
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,156,791
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	40	36,575
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	315	325,100
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,225	1,067,181
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	30	30,790
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	30,249
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	140	143,400
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	55	47,981
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	300,898
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	205	190,203
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	30,145
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	953,645
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	210	191,877
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,375	1,241,918
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	960	856,364
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	894,275
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	$450	$453,008
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,690,511
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,800	2,845,057
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,750	1,772,933
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	105	88,489
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,100	1,148,765
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	90	84,577
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	433,181
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	896,436
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	105	92,355
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	5	4,246
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	5	5,315
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	130	124,878
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	85	88,668
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	85	88,227
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	962,526
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	3,750	3,816,832
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	25	22,388
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	30	30,257
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	133,732
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	230	231,439
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	60	59,509
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,075	2,080,807
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	100	83,669
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	10	10,082
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	771,006
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	100	100,828
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	35	34,874
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,305	1,313,054
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,410	1,411,509
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	940	946,807
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	100	102,345
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	30	31,317
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	390	400,691
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	60	62,313
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	245	251,754
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	1,020	1,035,034
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,060	1,068,182
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	620	636,511
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	$1,300	$1,123,637
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	10	8,872
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	433,181
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	100	98,011
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,500	1,305,276
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	315,121
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,250	1,255,696
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	40	36,951
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	903,662
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,559,463
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	830	785,653
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,090	1,120,359
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	500	500,642
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,000	1,741,088
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	110,059
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	999,932
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(c)	4.00%	02/15/2045	1,375	1,240,714
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	50	45,209
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	370	331,966
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	885	770,837
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	520	450,508
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	35	35,120
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	35	31,991
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,028,108
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,021,042
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	365	325,871
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	4.00%	08/15/2040	15	13,558
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	794,063
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	787,842
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	85	83,074
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	60	54,841
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,035	920,121
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,000	1,009,591
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	90	90,765
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	135	135,494
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,350	5,378,686
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	60	50,832
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	390	352,922
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	800	579,411
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	110	115,299
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	90	95,266
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	70	73,496
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	$80	$82,275
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,760	1,568,802
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,025	910,327
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	234,521
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	2,000	1,794,413
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,065	1,085,936
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,115	1,139,344
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	635	648,864
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,588
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	27,241
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	390,896
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	780	830,316
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	40	38,619
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	710	750,535
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	350	308,749
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	250	252,044
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	450	467,569
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	1,010	1,044,875
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,250	1,290,083
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	100	90,803
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	1,500	1,535,097
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	194,266
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,003,505
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,133
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,016,767
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	36,119
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	115	100,679
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	70	62,779
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	310	269,757
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	891,545
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	25	21,521
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,920	1,652,797
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,301,375
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	60	61,028
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,775	1,537,289
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	5	4,682
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	150	153,707
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	200	203,347
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	65	63,421
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	5	5,130
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	$2,275	$2,058,415
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	4,010	4,012,089
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	575	504,802
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,044,379
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,517,712
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	523,859
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	15	15,646
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	30	31,961
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	85	88,538
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	5	5,162
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	600	624,973
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,006,354
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	25	25,771
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	5	5,094
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	35	36,327
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	40	41,338
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2041	50	50,258
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	506,550
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	50,503
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,040,698
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	3,000	3,050,077
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	10	10,421
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	590,233
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	564,972
San Antonio Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	100	100,208
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	20	13,952
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,650	1,692,857
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	115	116,861
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	30	26,423
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,875	1,698,447
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	95	87,464
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	65	57,023
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	5	5,079
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,050,694
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	860	904,282
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	415	373,001
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	40	34,973
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,021,918
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	205	210,983
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	30	30,209
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	947,404
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	164,166
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	550	479,142
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	30	27,515
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	100	90,803
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	30,982
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	252,379
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	42,049
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	2,100	2,143,835
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	$625	$545,216
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	901,643
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	458,191
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	95	87,266
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	135	122,837
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	20	20,472
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	424,722
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	65	68,413
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group), Series 2015 A, RB	4.25%	11/15/2052	315	278,659
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	565	519,469
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	25	25,921
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,220	1,214,337
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	60	60,132
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	3,705	3,046,748
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	1,750	1,546,193
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	3,035	2,115,168
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	311,093
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	335	287,742
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	352,313
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	525	526,749
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	570	500,579
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	25	17,985
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	15	13,053
Texas (State of) Transportation Commission, Series 2017, RB	4.00%	10/15/2052	25	21,104
Texas (State of) Transportation Commission, Series 2021, RB	4.00%	10/15/2044	5	4,528
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	322,915
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	185	191,296
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	2,700	2,556,741
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	315	279,798
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	845	794,359
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,035	1,046,193
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	650	592,419
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	5,065	5,087,629
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	205	179,900
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	735	744,383
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,455	2,236,964
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,625	4,678,681
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	165	148,422
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	195	167,616
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,185	1,050,954
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	509,912
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	480	488,175
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,065	1,080,871
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	1,035	1,020,498
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	1,000	1,013,263
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	$285	$288,252
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	85	88,472
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,000	1,005,673
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,040,036
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,015,428
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	585	596,680
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	5	4,712
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	95	88,314
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	55	50,706
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	100	104,092
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	269,541
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	950	978,229
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	45	46,044
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	10	10,552
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	134,502
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	60	54,852
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	2,190	2,349,787
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	2,300	1,975,347
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	10	10,283
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,250	3,345,193
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	240	247,551
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	70	71,590
Waco (City of), TX, Series 2024 A, GO Bonds	5.25%	02/01/2054	1,000	1,033,798
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	1,575	1,307,955
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	13,496
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	150	102,188
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	50	45,371
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	311,028
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	290	264,174
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	135	138,516
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	908,032
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	50	44,640
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	190	165,490
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	250	227,612
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	20	18,113
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	30	23,653
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	80	72,966
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	25	21,884
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	45	39,345
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)(c)(d)	4.00%	02/15/2026	5	5,033
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	13,478
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,350	1,203,586
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	605	633,664
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	850	769,078
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	520	541,597
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	40	35,963
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	$2,200	$2,219,391
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,349,532
				340,877,907
Utah-0.47%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	85	76,163
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,017,248
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,013,208
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	630,507
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,024,592
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	360	371,868
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,027,893
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	20	20,350
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	2,015	2,003,689
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	50	50,527
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	25	25,379
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	25	23,776
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	575	596,844
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	595,910
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	25	25,700
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	235	243,626
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	220	225,163
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	25	21,383
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	60	63,152
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,046,450
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	220	228,783
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	410	428,362
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	400	290,470
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	160	145,873
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	840	841,165
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	185	165,244
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	420	426,607
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	175	176,221
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	75	70,024
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	80	84,598
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	55	57,721
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	65	68,945
Utah (State of) Transit Authority, Series 2024, Ref. RB	5.00%	06/15/2040	10	10,677
Utah Telecommunication Open Infrastructure Agency, Series 2022, Ref. RB	4.38%	06/01/2040	90	90,153
				13,188,271
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,215	1,139,232
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	245	220,005
				1,359,237
Virginia-1.30%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	1,000	736,573
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	76,870
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	995,784
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	250	223,026
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	10	8,974
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	987,134
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,405	3,319,688
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(a)	5.00%	07/01/2041	40	40,194
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	9,004
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,592,442
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	$75	$66,488
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,140	2,904,392
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,015,422
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	5	5,072
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,008,324
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	110	100,490
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	15,325
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	610	523,873
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	837,564
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,005,149
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,255	1,074,775
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,059,758
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	45	48,035
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	20	21,051
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	1,000	998,648
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	875	842,081
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	320	323,967
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	896,746
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	984,855
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	146,265
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	820	712,558
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	750	771,448
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	20	17,334
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	438,381
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	526,623
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	2,525	1,903,012
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	145	101,851
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,328,714
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	5	5,063
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	90	75,125
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	155	166,025
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	90	82,636
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	5	5,348
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,075	1,124,105
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	10	10,609
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	515	476,202
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	130	121,724
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	919,564
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	869,982
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	2,325	1,963,150
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,021,747
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	$50	$50,671
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	919,741
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	5	4,641
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	725	620,172
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	200	155,314
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	25	23,452
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	35	30,978
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	290	300,602
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	250	220,151
				36,834,892
Washington-2.20%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	2,000	2,018,303
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,500	1,576,925
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	48,949
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,175	2,256,818
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	125	133,831
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	800	839,462
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,125	1,177,662
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,280	1,194,314
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	2,000	2,109,505
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	20	21,349
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,125	1,191,717
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	175	156,235
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	483,182
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	570	532,382
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	580	540,966
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	40	40,185
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,000	1,044,488
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	15	15,784
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	975	1,004,651
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,080	1,021,188
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	70	73,878
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,631
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	850	762,454
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	570	505,754
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	145	127,803
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	4,441
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	440	404,294
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	175	154,940
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	95	97,111
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	90	91,979
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	15	15,223
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	100	101,681
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,015,941
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	40	42,853
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	20	21,263
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	575	525,160
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,270	1,294,409
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	280	286,754
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	$195	$197,336
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	1,290	1,002,871
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	125	97,385
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	660	603,676
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	3,500	3,536,021
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	1,070	1,086,351
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	121,515
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	511,851
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	188,963
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	15	15,341
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	560	568,802
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	95	97,898
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	35	36,381
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	155	160,425
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	420	432,587
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	280	287,475
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	270	274,905
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	60	61,422
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	300	309,411
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	292,819
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	85	87,088
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	25	25,542
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	46,522
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	30	31,055
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,095	1,122,223
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	25	25,565
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	514,368
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,026,922
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	15	15,831
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	10	10,392
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2041	265	279,290
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	45	47,180
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	75	80,250
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	140	146,840
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	860	892,029
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,029,880
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,494,165
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,023,558
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	305	321,990
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	555	582,238
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,495	1,558,425
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,125	1,167,788
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	285	298,003
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	5	5,254
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	565	589,839
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	25	26,167
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	88,228
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	15	15,449
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	285	298,045
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	800	833,047
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	10	10,363
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	205	211,023
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	125	128,416
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,129
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	200	206,804
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	510,166
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	165	169,423
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	512,347
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	435	452,478
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	585	606,072
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	$1,020	$1,052,686
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	75	77,148
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	60	61,528
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	50	51,179
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	80	83,247
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	95	98,430
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,323
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	215	221,164
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	65	66,725
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	81,975
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	10	10,497
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	15	15,665
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	99,091
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	170	175,678
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	161,874
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	47,192
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	145	111,238
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	45	33,973
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,178,113
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	266,369
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	190	173,297
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	908,382
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	370	350,319
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	17,358
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	5	4,982
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	979,355
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	2,920,657
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	15	15,077
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,040	931,702
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	310	215,833
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,220	1,017,782
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,130	986,263
Washington Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	5	4,326
Washington Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	135	120,721
Washington Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	30	25,062
Washington State Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	478,350
				62,370,855
West Virginia-0.25%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	65	47,764
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	740	673,857
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	13,560
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	30	30,546
West Virginia (State of) Economic Development Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	135	111,764
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,170	1,132,262
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	133,953
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	5	4,499
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	$480	$481,601
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,590	1,352,706
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	360	331,606
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	70	63,638
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	965,215
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	420	363,690
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	945	960,335
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	615	517,728
				7,184,724
Wisconsin-0.97%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	35	26,866
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	2,000	1,821,216
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	80	73,283
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	100	90,500
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	105	93,798
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	35	29,818
Village of Mount Pleasant WI, Series 2018 A, RB	5.00%	04/01/2043	75	76,057
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	170	132,542
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	165	125,348
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	495	437,176
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	973,273
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	725	614,784
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,120	973,051
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,000	676,575
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	15	12,461
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	50	50,613
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	50	51,140
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	305	258,248
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	510	462,819
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,210	2,800,862
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	68,732
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	100,589
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	105	92,730
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,395	1,224,557
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,585	2,226,594
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	285	249,444
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	$80	$56,844
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	5	4,227
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(b)	5.75%	07/01/2063	800	772,052
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	338	338,677
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	705,432
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	960	666,347
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	843,291
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	556,117
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,015	5,036,269
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	55	55,113
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,291,509
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	879,709
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	3,285	2,428,204
				27,376,867
Wyoming-0.04%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	1,315	1,146,731
TOTAL INVESTMENTS IN SECURITIES(e)-98.27% (Cost $3,020,057,832)				2,781,831,581
OTHER ASSETS LESS LIABILITIES-1.73%				49,101,711
NET ASSETS-100.00%				$2,830,933,292

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $1,761,789, which represented less than 1% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	6.24%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.18%
Guam-0.14%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$191,543
New York-98.04%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	200	183,415
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,500	2,553,933
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	515,168
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	595	432,653
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,000	733,194
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	50	34,402
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	250	210,702
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	932,712
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	180	162,828
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	476,801
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	452,281
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	450,562
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	210	187,521
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	100	92,395
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	500	502,557
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2040	60	64,247
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	750	761,519
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,013,046
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	425	439,999
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	25	21,536
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	100	85,258
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	56,141
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	44,550
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	41,915
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	25,381
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	90,595
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	999,450
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,126
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,187
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	800	813,148
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	500	422,013
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	185	188,869
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	15	12,789
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	10	9,208
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	125	111,201
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	110	91,441
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	392,566
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,015,051
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	55,328
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	55,094
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	17,237
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	150	132,211
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,115	1,160,296
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	81,325
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	100,813
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	172,361
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	515	527,417
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	15	15,758
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	72,426
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	435,281
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	250	253,785
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,115	1,097,741
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	15	15,016
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,003,063
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	$35	$27,207
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	420	428,275
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	25	25,671
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	204,217
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	125	113,548
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,045
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,006,440
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	101,998
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2040	5	5,349
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	125	132,977
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	40	42,239
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	86,449
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	473,319
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	705,203
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	80,057
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	45,567
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	15,552
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	92,973
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	20,462
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,019,356
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	90	65,641
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	344,891
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2040	5	4,715
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	95	96,218
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	105	90,444
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	23,725
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	10	10,284
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	76,532
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	153,630
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	47,026
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	200	177,371
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,238
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	46,699
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	15,315
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,300
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	15	15,424
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,015,620
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	55	48,080
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	83,493
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	51,885
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	36,098
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	102,813
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	88,647
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	104,218
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	289,492
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	130	135,940
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	106,381
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	309,993
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	47,111
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	102,067
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,014,316
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	212,173
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	60	48,464
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	4,689
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	25,277
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	15	11,004
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	53,357
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	201,706
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	31,634
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,518
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	$20	$20,866
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	58,186
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	131,669
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	10,545
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	5	4,593
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	104,672
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	207,702
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	433,825
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	100	71,895
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	20	13,823
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	2,000	1,408,941
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	103,204
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	173,638
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	142,304
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,045
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	21,908
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	105	106,995
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	203,799
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	10	10,203
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	200	203,530
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	865,726
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	86,719
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2040	250	240,413
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	20	20,602
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	220	201,653
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	695,783
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	860,017
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	100	92,339
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	101,276
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	100	103,702
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,011,016
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,030,948
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	50	42,649
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	3,734
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	853,664
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,012,109
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	61,103
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	10	8,473
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	51,257
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,823,436
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	30	31,365
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	408,950
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	325	273,832
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	115	118,114
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	104,494
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	10,474
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	200	207,930
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	311,644
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	103,939
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	324,822
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	475	493,261
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	100	100,017
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	200	200,811
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,002,925
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	31,738
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,061
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	91,912
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	385	353,860
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	$1,000	$1,004,971
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,508,217
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	231,723
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	36,225
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,168
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	15	15,138
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	15	15,250
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	75	67,460
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,060	941,237
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	37,512
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	91,693
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	36,820
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	100	89,471
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,420,080
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	50	47,187
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	40	37,021
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	70	66,202
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	15	13,432
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	47,252
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	32,225
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	130	122,946
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	20	18,704
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	25,698
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	25	22,853
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	25	22,403
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	65,671
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	8,883
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	712,253
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	40	32,797
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	4,472
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	96,840
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,388
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	169,141
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	127,274
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	10	6,862
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	20,806
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	56,547
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	20,471
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	101,959
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	66,901
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	20,616
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	35,935
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	66,443
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	15	14,181
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	117,029
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	102,220
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	395,169
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	15,122
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	10	10,347
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	30,887
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	102,225
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,218
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	101,886
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	350	354,771
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	210,871
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	41,828
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	72,753
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	41,334
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	102,509
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	150,032
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	$400	$351,761
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	98,130
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	31,265
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	107,336
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	180	186,692
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	207,031
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	102,371
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	184,128
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	5	5,200
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	15	15,384
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	390	407,626
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	30	31,892
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,050,464
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	26,241
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	50	52,179
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	103,693
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	25,800
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	61,430
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	102,363
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	81,613
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,069,352
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	310,823
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	522,186
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,192
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	20	20,652
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	15,368
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	100	102,406
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	100	104,325
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	154,290
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	104,147
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	207,693
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	101,587
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	160	170,552
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2040	65	69,287
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,105
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	20	15,464
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,213
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	65	58,866
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	31,987
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	21,189
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	460	487,878
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	250	257,703
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	35	35,405
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	191,803
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,063
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,072
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,052
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	205	206,664
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	20,403
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	50,828
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	15	15,152
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	1,000	695,835
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,690,231
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	500	417,673
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	150	118,920
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	27,136
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	17,807
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	26,513
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	74,128
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	$100	$102,933
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	525,173
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	69,647
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	86,607
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	5	4,580
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	100	87,469
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	89,790
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	87,287
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	447,003
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	200	183,453
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	40	36,341
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	17,223
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	500	510,702
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	101,602
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	15	15,781
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,020,345
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2040	10	10,600
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	84,167
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	70	72,964
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	105	108,973
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	25	25,842
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	103,042
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	118,119
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	87,496
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	104,441
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	104,132
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	368,740
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	20	20,831
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	365	371,467
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	750	667,824
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	59,342
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,007,189
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	60	55,036
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	406,857
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	500	506,642
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	419,479
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,082
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	90	80,727
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	75	74,948
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	742,097
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,781,639
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	130	111,898
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	486,499
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	25	20,585
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	564,054
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	5	4,515
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,000	832,980
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,014,024
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	500	512,008
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	15	13,314
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	80	74,052
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	504,898
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,537,381
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,175	1,132,632
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	4,000	3,430,953
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	$1,990	$1,657,467
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	15	15,006
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	93,105
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	93,309
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	215,513
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	10	8,524
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,410,588
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	701,770
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	510,641
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	259,582
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	84,048
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	17,523
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	65	65,556
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	201,307
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	86,471
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	15,641
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	103,576
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	9,126
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	84,392
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	45,963
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	96,638
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	207,757
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	55	49,382
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	71,087
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	125,278
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	825	777,052
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	20	18,100
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	837,458
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	27,124
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	10,759
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,885,866
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	1,968,355
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	828,849
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	190	132,351
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	901,773
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	341,545
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	40	28,404
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	520	392,338
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	385	353,405
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	150	109,756
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,000	1,349,092
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,037,129
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,049,077
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	101,831
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	6,994
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,025,417
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	15	15,315
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	223,605
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	489,903
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	17,903
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	71,583
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	6,982
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	50	40,640
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	101,772
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,154
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	102,558
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	$85	$88,751
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,797,914
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	145	132,120
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	35	31,544
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	51,589
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	77,043
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	76,802
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	25,558
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	13,298
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	700,116
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,378
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	20,476
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,344
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	45	45,929
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	25,474
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	30	30,517
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,200	1,207,727
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	464,279
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	890,461
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	254,254
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	65	50,176
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,345	1,349,587
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	882,367
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	28,099
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	85,486
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	35	36,856
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	63,229
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	10	10,623
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	15	15,437
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,029,994
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2053	35	35,620
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	15	15,678
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	5	5,194
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	102,278
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,017,149
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	350,693
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	516,816
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	10,593
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	510,313
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,034,044
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	5	5,309
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	10	9,694
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,274
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,205
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	15	15,231
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	300	309,897
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	209,725
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,515,049
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	15,043
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	92,521
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	2,130	2,171,970
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	35,690
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	83,070
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	203,654
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	100	87,442
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	20	20,460
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.50%	05/15/2063	300	273,490
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	$100	$103,121
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	101,702
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2049	1,000	1,069,707
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	1,000	1,065,054
				130,810,893
TOTAL INVESTMENTS IN SECURITIES(b)-98.18% (Cost $144,873,300)				131,002,436
OTHER ASSETS LESS LIABILITIES-1.82%				2,423,371
NET ASSETS-100.00%				$133,425,807

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	9.35%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2025
(Unaudited)

	Shares	Value
Preferred Stocks-99.68%
Automobiles-1.76%
Ford Motor Co.
Pfd., 6.00%(b)	1,224,346	$25,368,449
Pfd., 6.20%(b)	1,151,395	23,833,876
Pfd., 6.50%(b)	920,708	19,997,778
		69,200,103
Banks-33.42%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	162,445	3,177,424
Series E, Pfd., 5.88%(b)	148,782	2,960,762
Pfd., 6.63%(b)(c)	466,401	11,282,240
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	789,695	19,560,745
Bank of America Corp.
Series PP, Pfd., 4.13%	1,443,430	23,455,737
Series QQ, Pfd., 4.25%(b)	2,021,978	33,625,494
Series NN, Pfd., 4.38%(b)	1,680,330	28,901,676
Series SS, Pfd., 4.75%(b)	1,088,489	20,332,975
Series LL, Pfd., 5.00%(b)	2,023,784	39,585,215
Series KK, Pfd., 5.38%	2,174,897	45,564,092
Series HH, Pfd., 5.88%	1,330,301	31,235,467
Series GG, Pfd., 6.00%(b)	2,103,155	50,791,193
Series K, Pfd., 6.45%(b)	1,429,752	36,244,213
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	279,887	4,248,685
Pfd., 8.00%(b)	254,517	6,472,367
Bank OZK, Series A, Pfd., 4.63%	541,688	8,499,085
Cadence Bank, Series A, Pfd., 5.50%(b)	275,141	5,541,340
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	696,382	13,210,367
Pfd., 7.38%(b)	617,252	15,974,482
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	222,290	3,758,924
Fifth Third Bancorp
Series K, Pfd., 4.95%	383,440	7,791,501
Series A, Pfd., 6.00%(b)	308,198	7,415,244
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	547,860	11,373,574
Series C, Pfd., 5.63%(b)	293,956	6,325,933
First Horizon Corp.
Series F, Pfd., 4.70%	223,302	3,740,308
Series E, Pfd., 6.50%	234,449	5,366,538
Flagstar Financial, Inc., Series A, Pfd., 6.38%(c)	555,572	11,850,351
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	305,610	5,439,858
Hancock Whitney Corp., Pfd., 6.25%(b)	269,058	6,438,558
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%	766,440	13,090,795
Series C, Pfd., 5.70%	276,469	5,930,260
Series J, Pfd., 6.88%(c)	503,200	12,459,232
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	3,067,200	54,381,456
Series JJ, Pfd., 4.55%(b)	2,294,675	43,277,570
Series LL, Pfd., 4.63%(b)	2,830,017	53,968,424
Series GG, Pfd., 4.75%	1,375,982	27,271,963
Series DD, Pfd., 5.75%	2,603,461	62,196,683
Series EE, Pfd., 6.00%(b)	2,831,225	71,120,372
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%	692,561	$14,481,450
Series F, Pfd., 5.65%	651,341	13,424,138
Series E, Pfd., 6.13%(c)	770,107	18,721,301
Pfd., 6.20%(c)	924,255	22,921,524
M&T Bank Corp.
Series H, Pfd., 5.63%(c)	393,308	9,765,838
Series J, Pfd., 7.50%	1,158,258	30,091,543
Old National Bancorp
Series A, Pfd., 7.00%(b)	169,346	4,154,057
Series C, Pfd., 7.00%(b)	185,680	4,562,158
Popular Capital Trust II, Pfd., 6.13%	90,782	2,231,422
Regions Financial Corp.
Series E, Pfd., 4.45%	615,802	10,413,212
Series C, Pfd., 5.70%(b)(c)	767,197	17,400,028
Pfd., 6.95%(b)(c)	782,453	19,944,727
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	467,021	9,354,431
Truist Financial Corp.
Series R, Pfd., 4.75%	1,419,868	26,281,757
Series O, Pfd., 5.25%(b)	880,343	18,346,348
U.S. Bancorp
Series L, Pfd., 3.75%(b)	766,172	11,530,889
Series M, Pfd., 4.00%(b)	1,154,091	18,707,815
Series O, Pfd., 4.50%(b)	683,275	12,777,242
Series K, Pfd., 5.50%(b)	885,045	20,072,821
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	233,849	5,804,132
WaFd, Inc., Series A, Pfd., 4.88%	456,136	6,988,004
Webster Financial Corp., Series F, Pfd., 5.25%(b)	233,840	4,237,181
Wells Fargo & Co.
Series DD, Pfd., 4.25%	1,915,871	31,611,871
Series CC, Pfd., 4.38%	1,607,117	27,304,918
Series AA, Pfd., 4.70%	1,791,214	32,456,798
Series Z, Pfd., 4.75%	3,079,310	56,566,925
Series Y, Pfd., 5.63%(b)	1,056,480	23,379,902
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	464,203	10,421,357
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	652,600	16,673,930
		1,314,488,822
Broadline Retail-0.22%
QVC, Inc.
Pfd., 6.25%(b)	763,687	6,109,496
Pfd., 6.38%	338,112	2,674,466
		8,783,962
Capital Markets-12.11%
Affiliated Managers Group, Inc.
Pfd., 4.20%	313,027	4,623,409
Pfd., 4.75%(b)	421,636	6,893,749
Pfd., 5.88%(b)	461,786	9,420,434
Pfd., 6.75%(b)	691,835	16,140,511
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	765,150	19,388,901
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	354,716	5,462,626
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	612,358	9,852,840
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	361,210	$7,747,955
Series A, Pfd., 6.63%	284,188	5,899,743
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	926,691	17,254,986
Series D, Pfd., 5.95%	1,155,024	28,251,887
KKR & Co. Inc., Series T, Pfd., 6.88%	610,000	15,341,500
Morgan Stanley
Series O, Pfd., 4.25%(b)	1,999,735	33,955,500
Series L, Pfd., 4.88%(b)	788,911	15,580,992
Series K, Pfd., 5.85%	1,564,807	35,990,561
Series I, Pfd., 6.38%	1,554,799	38,232,507
Series P, Pfd., 6.50%(b)	1,541,601	39,434,154
Series Q, Pfd., 6.63%(b)	1,545,550	39,736,091
Series F, Pfd., 6.88%	1,313,514	33,271,310
Series E, Pfd., 7.13%	1,236,554	31,556,858
New Mountain Finance Corp., Pfd., 8.25%(b)	178,832	4,506,566
Northern Trust Corp., Series E, Pfd., 4.70%	620,204	12,062,968
State Street Corp., Series G, Pfd., 5.35%(b)	772,262	17,205,997
Stifel Financial Corp.
Series D, Pfd., 4.50%	477,756	7,892,529
Pfd., 5.20%(b)	350,318	7,142,984
Series C, Pfd., 6.13%(b)	351,149	7,879,784
Series B, Pfd., 6.25%(b)	242,082	5,579,990
		476,307,332
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%(b)	65,580	4,439,110
Commercial Services & Supplies-0.33%
Pitney Bowes, Inc., Pfd., 6.70%(b)	663,638	12,781,668
Consumer Finance-3.98%
Capital One Financial Corp.
Series N, Pfd., 4.25%	652,690	10,606,213
Series L, Pfd., 4.38%(b)	1,042,231	17,040,477
Series K, Pfd., 4.63%	194,845	3,322,107
Series J, Pfd., 4.80%	1,913,469	34,002,344
Series I, Pfd., 5.00%(b)	2,297,693	43,081,744
Navient Corp., Pfd., 6.00%(b)	471,368	8,687,312
Synchrony Financial
Series A, Pfd., 5.63%	1,154,223	20,545,169
Series B, Pfd., 8.25%(c)	771,532	19,257,439
		156,542,805
Diversified REITs-0.26%
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	202,166	4,283,898
Series A, Pfd., 7.25%(b)	262,502	5,845,919
		10,129,817
Diversified Telecommunication Services-4.53%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,680,015	50,786,284
Series A, Pfd., 5.00%(b)	1,835,482	36,599,511
Pfd., 5.35%(b)	2,025,089	44,632,962
Qwest Corp.
Pfd., 6.50%(b)	1,494,621	27,321,672
Pfd., 6.75%(b)	1,016,363	18,985,661
		178,326,090
	Shares	Value
Electric Utilities-7.79%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	466,193	$7,501,045
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)(b)	392,184	6,325,928
Pfd., 7.25% (Canada)(b)	245,813	5,695,487
Duke Energy Corp.
Pfd., 5.63%(b)	765,938	18,895,691
Series A, Pfd., 5.75%(b)	1,539,365	38,083,890
Entergy Arkansas LLC, Pfd., 4.88%(b)	467,454	9,536,063
Entergy Louisiana LLC, Pfd., 4.88%(b)	410,059	8,287,292
Entergy Mississippi LLC, Pfd., 4.90%(b)	404,147	8,204,184
Entergy New Orleans LLC, Pfd., 5.50%	341,783	7,498,719
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	419,443	9,261,302
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	384,951	9,234,975
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%(b)	1,056,514	23,560,262
Series U, Pfd., 6.50%(b)	1,066,000	26,650,000
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	163,383	3,447,381
SCE Trust II, Pfd., 5.10%	268,431	4,700,227
SCE Trust VI, Pfd., 5.00%(b)	746,305	12,694,648
SCE Trust VII, Series M, Pfd., 7.50%	863,463	19,781,937
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,155,489	20,070,844
Series 2020, Pfd., 4.95%(b)	1,534,109	30,452,064
Pfd., 5.25%(b)	689,167	14,610,340
Pfd., 6.50%(b)	864,349	21,963,108
		306,455,387
Financial Services-4.84%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	921,083	23,727,098
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)(b)	545,369	8,011,471
Pfd., 4.88% (Canada)(b)	406,927	6,022,520
Pfd., 7.25% (Canada)(b)	231,577	5,310,061
Carlyle Finance LLC, Pfd., 4.63%(b)	773,757	13,053,281
Corebridge Financial, Inc., Pfd., 6.38%(b)	921,702	20,987,154
Equitable Holdings, Inc.
Series C, Pfd., 4.30%	468,436	7,729,194
Series A, Pfd., 5.25%	1,223,702	24,168,114
Jackson Financial, Inc., Pfd., 8.00%(c)	842,350	21,884,253
KKR Group Finance Co. IX LLC, Pfd., 4.63%	768,998	13,472,845
Merchants Bancorp
Series C, Pfd., 6.00%	304,518	6,075,134
Pfd., 7.63%	356,759	8,376,701
Pfd., 8.25%(b)(c)	215,076	5,411,312
TPG Operating Group II L.P., Pfd., 6.95%(b)	616,039	14,901,983
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	464,108	11,194,285
		190,325,406
Gas Utilities-0.23%
Spire, Inc., Series A, Pfd., 5.90%(b)	386,762	9,057,966
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	307,465	5,322,219
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Insurance-17.06%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,430,423	$27,836,032
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	464,256	8,806,936
Series H, Pfd., 5.10%	1,759,870	36,570,099
Series J, Pfd., 7.38%(b)	926,978	24,611,266
American Financial Group, Inc.
Pfd., 4.50%(b)	317,105	5,108,562
Pfd., 5.13%(b)	315,177	5,692,097
Pfd., 5.63%(b)	230,635	4,591,943
Pfd., 5.88%(b)	194,039	4,067,057
American National Group, Inc., Pfd., 7.38%	465,463	11,641,230
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	772,051	13,055,382
Series F, Pfd., 5.45%	513,294	10,491,729
Argo Group US, Inc., Pfd., 6.50%(b)	218,726	4,361,396
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	384,659	7,739,339
Pfd., 5.63% (Bermuda)	383,168	7,498,598
Pfd., 7.00% (Bermuda)(b)	349,708	8,651,776
Assurant, Inc., Pfd., 5.25%(b)	389,837	7,703,179
Athene Holding Ltd.
Series D, Pfd., 4.88%	882,032	14,959,263
Series B, Pfd., 5.63%	528,004	10,301,358
Series A, Pfd., 6.35%(c)	1,321,752	30,849,692
Pfd., 7.25%(b)(c)	883,940	21,833,318
Series E, Pfd., 7.75%(c)	768,617	19,522,872
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	850,865	17,068,352
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	538,045	8,248,230
Series C, Pfd., 5.38%	886,811	15,111,259
Pfd., 6.25%(b)	573,582	11,729,752
Series A, Pfd., 6.60%	653,646	13,504,326
Series B, Pfd., 6.75%	619,576	13,147,403
CNO Financial Group, Inc., Pfd., 5.13%(b)	239,712	4,216,534
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	619,018	13,352,218
Series E, Pfd., 7.00%	159,652	3,215,391
F&G Annuities & Life, Inc.
Pfd., 7.30%(b)	591,042	13,741,726
Pfd., 7.95%(b)	537,533	13,717,842
Globe Life, Inc., Pfd., 4.25%(b)	506,086	7,793,724
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	533,235	13,266,887
Kemper Corp., Pfd., 5.88%(b)(c)	231,346	5,297,823
Lincoln National Corp., Series D, Pfd., 9.00%	774,181	20,670,633
MetLife, Inc.
Series F, Pfd., 4.75%	1,529,831	29,678,721
Series E, Pfd., 5.63%(b)	1,244,089	28,999,715
Prudential Financial, Inc.
Pfd., 4.13%(b)	769,481	13,065,787
Pfd., 5.63%(b)	865,402	19,982,132
Pfd., 5.95%(b)	467,641	11,592,820
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	587,961	14,510,877
Pfd., 7.13%(b)(c)	1,088,050	28,006,407
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	769,045	11,989,412
Series F, Pfd., 5.75% (Bermuda)	387,373	8,208,434
	Shares	Value
Insurance-(continued)
Selective Insurance Group, Inc., Series B, Pfd., 4.60%	309,335	$5,193,735
Unum Group, Pfd., 6.25%(b)	465,490	11,367,266
W.R. Berkley Corp.
Pfd., 4.13%(b)	465,897	7,309,924
Pfd., 4.25%(b)	381,974	6,172,700
Pfd., 5.10%(b)	461,791	8,843,298
Pfd., 5.70%(b)	285,473	6,169,072
		671,065,524
Leisure Products-0.38%
Brunswick Corp.
Pfd., 6.38%(b)	358,101	8,304,362
Pfd., 6.50%	287,284	6,679,353
		14,983,715
Multi-Utilities-2.68%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	313,257	5,178,138
Series 13, Pfd., 5.13% (Canada)	309,874	5,326,734
CMS Energy Corp.
Series C, Pfd., 4.20%	357,009	5,904,929
Pfd., 5.63%(b)	310,818	6,452,582
Pfd., 5.88%(b)	435,755	9,682,476
Pfd., 5.88%(b)	968,866	21,528,202
DTE Energy Co.
Pfd., 4.38%(b)	431,253	7,404,614
Series G, Pfd., 4.38%(b)	356,044	6,084,792
Series E, Investment Units, 5.25%(b)	618,799	13,211,359
Sempra, Pfd., 5.75%(b)	1,163,309	24,650,518
		105,424,344
Office REITs-1.18%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	652,303	8,049,419
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	358,928	7,566,202
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	518,457	7,154,707
Series M, Pfd., 5.25%(b)	514,271	8,675,752
Series N, Pfd., 5.25%(b)	462,028	7,812,893
Series L, Pfd., 5.40%(b)	404,505	7,204,234
		46,463,207
Oil, Gas & Consumable Fuels-0.31%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	550,396	11,954,601
Real Estate Management & Development-0.80%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	446,146	5,920,357
Series A-2, Pfd., 6.38%	392,462	5,690,699
Series A-1, Pfd., 6.50%	284,240	4,061,790
Brookfield Property Preferred L.P., Pfd., 6.25%	1,038,936	15,895,721
		31,568,567
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	182,153	4,154,910
Series H, Pfd., 6.25%(b)	178,111	4,233,698
		8,388,608
Retail REITs-0.62%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	266,669	4,600,040
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Retail REITs-(continued)
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	231,833	$4,736,348
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	341,597	6,767,037
Series M, Pfd., 5.25%(b)	403,146	8,179,832
		24,283,257
Specialized REITs-3.80%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	516,493	10,531,292
Series J, Pfd., 5.25%(b)	342,582	7,173,667
Series K, Pfd., 5.85%(b)	311,424	7,271,750
EPR Properties, Series G, Pfd., 5.75%(b)	232,360	4,614,670
Public Storage
Series N, Pfd., 3.88%	434,285	6,705,360
Series O, Pfd., 3.90%(b)	279,174	4,313,238
Series Q, Pfd., 3.95%(b)	221,108	3,455,918
Series P, Pfd., 4.00%	936,912	14,943,746
Series R, Pfd., 4.00%(b)	663,425	10,574,995
Series S, Pfd., 4.10%(b)	503,942	8,189,058
Series M, Pfd., 4.13%(b)	343,050	5,656,895
Series L, Pfd., 4.63%(b)	878,623	16,412,678
Series J, Pfd., 4.70%(b)	299,077	5,646,574
Series K, Pfd., 4.75%(b)	312,055	5,841,670
Series I, Pfd., 4.88%(b)	433,529	8,406,127
Series G, Pfd., 5.05%(b)	569,032	11,625,324
Series F, Pfd., 5.15%(b)	427,813	8,830,060
Series H, Pfd., 5.60%(b)	410,353	9,286,288
		149,479,310
Trading Companies & Distributors-0.79%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(c)	153,204	3,796,395
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	281,295	5,102,691
Pfd., 6.88% (Bermuda)	220,301	4,582,261
Pfd., 7.38% (Bermuda)(b)	272,228	6,160,520
Pfd., 7.63% (Bermuda)(b)	236,797	5,858,358
Pfd., 8.00% (Bermuda)(b)	224,123	5,468,601
		30,968,826
	Shares	Value
Wireless Telecommunication Services-2.13%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,065,942	$18,941,789
Series UU, Pfd., 6.63%(b)	644,910	12,549,949
United States Cellular Corp.
Pfd., 5.50%(b)	762,944	16,876,321
Pfd., 5.50%(b)	764,593	16,874,567
Pfd., 6.25%(b)	765,559	18,511,217
		83,753,843
Total Preferred Stocks (Cost $4,936,955,747)		3,920,494,489

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(d)(e) (Cost $6,881,360)	6,881,360	6,881,360
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $4,943,837,107)		3,927,375,849
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.61%
Invesco Private Government Fund, 4.29%(d)(e)(f)	17,598,616	17,598,616
Invesco Private Prime Fund, 4.45%(d)(e)(f)	45,673,903	45,683,038
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,283,679)		63,281,654
TOTAL INVESTMENTS IN SECURITIES-101.46% (Cost $5,007,120,786)		3,990,657,503
OTHER ASSETS LESS LIABILITIES-(1.46)%		(57,511,648)
NET ASSETS-100.00%		$3,933,145,855

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$897,929	$233,603,336	$(227,619,905)	$-	$-	$6,881,360	$320,053
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2025
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,894,430	$135,745,470	$(139,041,284)	$-	$-	$17,598,616	$719,258 *
Invesco Private Prime Fund	54,517,239	335,073,341	(343,896,902)	(6,402)	(4,238)	45,683,038	1,909,165 *
Total	$76,309,598	$704,422,147	$(710,558,091)	$(6,402)	$(4,238)	$70,163,014	$2,948,476

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.77%
U.S. Treasury Bills-57.25%(a)
4.21%–4.25%, 06/17/2025	$497,600	$496,721
4.16%–4.25%, 07/01/2025	57,676,600	57,480,648
4.21%–4.27%, 07/03/2025	42,662,500	42,507,745
4.20%–4.27%, 07/08/2025	27,038,100	26,924,270
3.98%–4.78%, 07/10/2025	85,790,300	85,408,152
4.21%–4.27%, 07/15/2025	32,346,200	32,183,350
4.21%–4.27%, 07/17/2025	66,467,200	66,116,807
4.23%–4.27%, 07/22/2025	37,761,300	37,540,232
4.23%–4.27%, 07/24/2025	65,340,000	64,941,528
4.22%–4.28%, 07/29/2025	26,136,300	25,961,355
4.24%–4.29%, 07/31/2025	32,167,100	31,944,497
4.30%, 08/05/2025	46,136,300	45,788,726
3.98%–4.41%, 08/07/2025	40,259,100	39,947,260
4.32%, 08/12/2025	46,136,300	45,751,256
4.34%, 08/14/2025	47,167,100	46,762,703
4.32%, 08/19/2025	46,136,300	45,713,836
4.24%–4.32%, 08/21/2025	30,157,000	29,873,792
4.24%–4.32%, 08/26/2025	26,136,300	25,875,562
4.22%–4.32%, 08/28/2025	30,157,000	29,848,450
4.22%, 09/02/2025	47,000,000	46,492,931
3.96%–4.42%, 09/04/2025	40,242,500	39,800,254
4.21%, 09/09/2025	45,000,000	44,478,291
4.16%–4.27%, 09/11/2025	30,157,000	29,802,496
4.21%, 09/16/2025	45,000,000	44,441,292
4.06%–4.26%, 09/18/2025	27,415,800	27,070,361
4.21%, 09/23/2025	46,000,000	45,391,232
4.07%–4.24%, 09/25/2025	28,616,700	28,233,521
4.07%–4.43%, 10/02/2025	59,530,000	58,684,707
4.14%–4.24%, 10/09/2025	30,157,000	29,705,839
4.30%, 10/30/2025	45,863,300	45,064,514
3.85%–4.30%, 11/28/2025	19,398,000	18,996,763
3.83%–4.20%, 12/26/2025	18,578,500	18,142,435
3.83%–4.15%, 01/22/2026	19,378,300	18,872,386
4.16%, 02/19/2026	39,378,300	38,231,094
3.83%–4.15%, 03/19/2026	17,873,900	17,297,841
		1,331,772,847
	Principal Amount	Value
U.S. Treasury Notes-42.52%
2.75%, 06/30/2025	$46,960,000	$46,899,770
3.00%, 07/15/2025	18,778,300	18,747,319
2.00%, 08/15/2025	22,395,900	22,290,655
0.25% - 5.00%, 08/31/2025	131,744,800	131,212,638
3.50%, 09/15/2025	43,347,600	43,241,454
0.25% - 5.00%, 09/30/2025	110,306,000	109,700,436
4.25%, 10/15/2025	15,745,300	15,742,227
0.25% - 5.00%, 10/31/2025	89,461,500	88,645,702
2.25% - 4.50%, 11/15/2025	69,048,800	68,671,366
0.38% - 4.88%, 11/30/2025	119,164,600	118,345,985
4.00%, 12/15/2025	15,745,300	15,732,902
0.38% - 4.25%, 12/31/2025	34,323,800	34,043,460
3.88%, 01/15/2026	23,834,500	23,790,553
0.38% - 4.25%, 01/31/2026	68,476,000	67,436,519
1.63% - 4.00%, 02/15/2026	39,640,400	39,255,363
0.50% - 4.63%, 02/28/2026	68,463,300	67,361,879
4.50%, 03/31/2026	28,146,400	28,215,743
0.75% - 4.88%, 04/30/2026	50,261,700	49,834,023
		989,167,994
Total U.S. Treasury Securities (Cost $2,321,229,890)		2,320,940,841
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(b)(c) (Cost $3,188)	3,188	3,188
TOTAL INVESTMENTS IN SECURITIES-99.77% (Cost $2,321,233,078)		2,320,944,029
OTHER ASSETS LESS LIABILITIES-0.23%		5,329,229
NET ASSETS-100.00%		$2,326,273,258

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,884	$20,355,803	$(20,359,499)	$-	$-	$3,188	$4,307

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.67%
Alabama-0.44%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$65	$63,435
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,452
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	20	18,171
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	3,100	2,443,174
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	32,269
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	766,832
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	900	677,986
				4,011,319
Alaska-0.00%
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,568
Arizona-1.19%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,346,483
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,799,442
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	752,228
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	22,671
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	73,401
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	229,628
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,238,547
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.31%	07/01/2027	850	800,815
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	450	406,020
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,750	1,227,862
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	107,178
				11,004,275
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	112,355
California-22.85%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	450	420,495
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,026,630
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	3,835,569
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,211,366
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,496,582
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	12,744,957
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	6,902,659
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,556,117
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,180,710
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	8,735,715
California (State of), Series 2018 B, Ref. GO Bonds(b)(c)	4.50%	04/01/2028	1,095	1,106,496
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	3,635	3,557,602
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	13,622
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	15	15,504
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,215,081
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	10	10,679
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	45	46,548
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	5	5,110
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,005,575
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	3,918,204
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	165	128,091
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	10	9,299
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	10	9,147
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	15	13,538
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	10	8,636
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	935,481
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	915,609
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	894,555
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	$1,000	$871,798
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	704,948
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	990,660
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,605	1,722,335
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	836,243
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	112,907
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,634,607
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	892,766
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	1,862,297
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,355
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	10	8,955
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	45	39,361
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	5	4,242
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,453,899
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	726,058
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,000	638,387
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,830,673
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,262,505
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	45	40,692
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	145	128,066
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	10	8,417
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	659,219
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	767,131
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	260	226,822
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	557,095
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	376,600
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	996,409
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	2,976,992
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,037,693
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,000	789,370
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,018,632
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	10	9,207
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	692,452
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,026,134
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	6,400	5,016,118
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	104,069
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	1,000	1,015,929
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,090,651
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,167,086
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	126,566
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	112,345
Long Beach (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	5	4,810
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	15	14,310
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	15	14,148
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,456,579
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	1,950	2,018,866
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,155,136
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	463,182
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,000	864,647
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,815,802
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,124,607
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,090,020
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	505	491,165
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	798,913
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	543,219
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	$972	$885,267
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	431,763
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	319,123
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	692,811
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	6,340	4,535,249
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	15	13,370
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,556,979
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,667,648
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,150,963
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	4,000	3,845,035
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	305	316,294
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,569,161
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	509,942
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,062,018
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	258,386
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	530,820
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,665,433
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	20	17,634
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	709,229
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	187,297
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,801,399
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	40	36,046
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,532,313
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,568
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	79,615
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	603,334
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	531,123
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	15	13,310
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	1,245	1,275,680
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,962,644
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	980	1,005,829
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,759,450
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	307,246
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,060,097
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	900,540
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	857,103
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	2,950,923
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,206,669
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	144,022
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	10	8,701
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	996,958
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,516,985
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	860,514
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,842,770
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,173,004
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	418,147
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,422,653
University of California, Series 2020 BG, RB	1.32%	05/15/2027	2,910	2,758,219
University of California, Series 2020 BG, RB	1.61%	05/15/2030	4,500	3,963,918
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	947,024
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	92,368
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	409,233
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	889,239
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	868,402
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	802,297
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	825,667
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	202,019
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	118,780
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	$200	$155,255
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	160	100,091
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	700,410
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	75	68,337
				210,422,996
Colorado-1.64%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	117,617
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	5	4,469
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	925,155
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	3,942,648
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	988,666
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,830	1,919,589
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,305	1,334,191
Colorado Mesa University, Series 2009 C, GO Bonds	5.80%	05/15/2040	170	170,743
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	899,943
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,724,335
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,227,858
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	440	454,684
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,352,948
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	5	4,619
				15,067,465
Connecticut-1.65%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	455	411,719
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	375	292,202
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,505	4,784,502
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	20	19,909
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	5	4,964
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	436,474
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	15	14,042
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	20	18,388
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	387,924
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	190,034
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	324,356
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	446,352
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	680	605,622
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	739,661
Connecticut (State of), Series 2022 A, GO Bonds	3.53%	06/15/2026	5	4,965
Connecticut (State of), Series 2022 A, GO Bonds	3.63%	06/15/2027	65	64,384
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	10	9,864
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	5	4,910
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	5	5,045
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	10	9,938
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	50	50,285
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	5	5,010
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	5	4,992
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	265	216,551
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,668,356
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	717,386
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	125	114,855
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	100	76,400
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,750	1,816,375
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,692,597
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	25	18,615
				15,156,677
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.06%
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	$40	$37,881
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	558,030
				595,911
District of Columbia-0.68%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,078
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	20	19,678
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,244,665
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	50	51,854
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	773,161
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,630	1,352,602
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	2,763,494
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	90	78,916
				6,294,448
Florida-3.62%
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	5,750	4,503,738
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	837,917
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,568,782
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	15	14,016
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	15	14,251
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	469,433
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,151,968
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	9,719
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	35	30,665
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	925,097
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,420,374
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	143,181
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	10	8,855
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	191,437
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	8,994
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	10	7,788
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	434,783
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	384,084
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	376,573
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	345,819
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	20	18,132
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	15	13,302
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,000	1,025,192
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,480,821
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	764,234
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	272,268
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,800	1,608,019
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,264,209
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,495,640
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	988,187
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	491,658
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	30	29,517
				33,298,653
Georgia-2.00%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	725,974
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	731,078
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	3,841,481
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	66,841
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	952,027
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	3,171	3,367,463
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	$1,165	$1,262,883
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,571	1,665,007
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	3,750	3,863,141
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	1,988,266
				18,464,161
Hawaii-1.46%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	991,600
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,500	1,324,712
Hawaii (State of), Series 2019 A, Ref. RB	2.97%	07/01/2039	50	38,964
Hawaii (State of), Series 2019 A, Ref. RB	3.14%	07/01/2047	25	17,134
Hawaii (State of), Series 2020 B, RB	3.48%	07/01/2050	900	625,891
Hawaii (State of), Series 2020 E, Ref. RB	2.13%	07/01/2028	25	23,437
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	92,040
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,005	967,043
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	170	162,391
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	40	34,487
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,097,780
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	803,381
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	5	3,833
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	607,919
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	10	7,646
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	70	60,363
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,457
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	30	26,001
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	40	41,261
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	35	36,056
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	30	30,326
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	399,147
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	790,075
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	491,286
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	10	10,267
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	467,721
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	20	19,205
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	434,907
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	848,748
Honolulu (City & County of), HI (Green Bonds), Series 2020 A, Ref. RB(b)	1.37%	07/01/2029	15	13,393
				13,476,471
Idaho-0.58%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,040	1,932,539
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	240	223,181
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	925	909,294
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	925	879,389
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	925	867,749
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	540	555,580
				5,367,732
Illinois-7.07%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,081,160
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,545,429
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	237,468
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	486,697
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,822,698
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,936	2,058,483
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,188,787
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	3,849,672
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,680,620
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,780,515
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,743,163
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	$239	$262,198
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,020,523
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	510,816
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,812	3,792,109
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,280	9,969,038
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,901,176
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,538	1,602,219
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	769	806,842
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	95	95,313
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	89	85,280
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,010	1,017,676
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	963,752
Illinois (State of), Series 2023, GO Bonds	5.25%	12/01/2028	10	10,269
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2026	10	10,080
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	50	51,547
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	10	10,305
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	10	9,782
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	10	10,277
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	15	14,640
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	20	20,518
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	700,251
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,480	3,426,399
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	35	35,599
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	235	233,274
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	900	869,073
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	989,342
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,866
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	785	830,393
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	515,161
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,260
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	45	47,736
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	125	133,494
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	35	40,295
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	696,187
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	223,015
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,238,926
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,441,250
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	786,847
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	501,073
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,014
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	5	5,019
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,295,255
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	375,802
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, GO Bonds, (INS - AGI)(a)(d)	0.00%	11/01/2027	10	9,003
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, GO Bonds, (INS - AGI)(a)(d)	0.00%	11/01/2028	35	30,124
				65,091,710
Indiana-0.73%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,305,668
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	307,961
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	279,495
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	961,476
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	615,286
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	$740	$761,645
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,465	2,536,700
				6,768,231
Iowa-0.27%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	2,000	2,003,948
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	505	473,325
				2,477,273
Kansas-0.45%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,345,546
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,758,504
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	985,796
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	23,670
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	45,557
				4,159,073
Kentucky-0.40%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	843,414
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	2,000	1,266,861
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,950	1,202,531
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	154,213
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	250	222,439
				3,689,458
Louisiana-1.79%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,290,444
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,185
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	25	22,490
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	1,450	1,089,410
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	693,575
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.59%	02/01/2043	3,225	2,152,612
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.64%	02/01/2048	965	586,129
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	907	916,746
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	365	348,495
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,543,105
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,258,515
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	335	301,997
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	73,066
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	856,589
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	1,400	1,017,406
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,083,316
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	170	113,439
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	100,583
				16,457,102
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	1,000	713,789
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.26%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	$410	$396,368
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	942,747
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	512,229
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	100,403
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	5	4,736
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	687,149
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	889,965
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	391,114
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	944,020
Maryland (State of) Health & Higher Educational Facilities Authority (University of MD Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	60	44,759
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	50	52,756
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	971,027
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	473,300
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,018,089
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,006,402
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	1,858,545
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	976,835
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	335,502
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	50	44,724
				11,650,670
Massachusetts-3.64%
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	5	4,399
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	15	12,608
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,115	7,140,858
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	650	637,381
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,396,781
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	464,284
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	954,074
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,391,279
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,266,497
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,473,593
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,137,404
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	730	730,879
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,098,892
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	500	494,854
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	734,453
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	870	886,583
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	359,601
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	125	79,502
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,684,051
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	1,550	1,282,909
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	591,738
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	529,618
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	5	4,451
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	20	16,085
University of Massachusetts Building Authority, Series 2020-3, RB	3.50%	11/01/2044	250	186,541
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	2,984,401
				33,543,716
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-2.29%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	$1,300	$1,237,976
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	15	13,407
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,553,646
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,589,841
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	469,091
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	875,448
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,772
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,410	1,242,788
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	481,262
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	471,439
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	452,887
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	843,372
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	727,160
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	963,411
Michigan State University Board of Trustees, Series 2022 A, RB	4.17%	08/15/2122	2,700	1,873,616
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	253,038
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	933,852
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,600	1,128,220
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,380,730
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	782,608
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	728,407
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	71,445
				21,078,416
Minnesota-0.35%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,009,870
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	976,792
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,650	1,281,010
				3,267,672
Mississippi-0.67%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	371,219
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,076	2,134,339
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	950,051
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	500	478,886
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	466,126
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	423,556
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	750	619,155
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	900	722,337
				6,165,669
Missouri-0.30%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	260	247,121
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	30,950
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	150	119,338
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	41,892
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,400	990,370
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	1,400	953,035
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	374,955
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,328
				2,762,989
Montana-0.05%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	158,302
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-(continued)
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	$400	$241,680
Montana State Board of Regents, Series 2019, Ref. RB	3.23%	11/15/2049	25	17,184
				417,166
Nebraska-0.24%
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.47%	09/01/2029	15	13,389
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,437,082
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,130	775,775
				2,226,246
Nevada-0.46%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	130	135,518
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	620	679,635
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,445,944
				4,261,097
New Hampshire-0.66%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	829,229
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,830	1,780,073
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,019,789
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,885	1,249,666
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	207,480
				6,086,237
New Jersey-3.01%
Camden (County of), NJ Improvement Authority (The), Series 2010, RB	7.08%	02/15/2040	55	61,662
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	130	132,192
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	40	40,656
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	4,800	5,041,876
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	10	10,514
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	50	52,781
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,660
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGI)(a)	4.43%	07/01/2051	1,950	1,546,226
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	100	77,052
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,504,426
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	8,963
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	5,902,205
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	2,400	2,684,177
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	3,100	3,042,117
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	380	363,742
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	74,951
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	265	243,847
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	450,184
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	550	482,749
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	765,689
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	532,492
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	526,244
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	570	576,912
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,700	1,100,444
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	10	9,419
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,510	1,962,833
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	20	21,098
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	330	372,858
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	102,964
				27,710,933
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico-0.01%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	$60	$50,863
New York-13.06%
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	700	572,085
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,725	2,003,047
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	1,505	1,617,982
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	795,768
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,330,614
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	3,990,306
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	5	5,066
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	4,871,948
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	830,448
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	1,865,284
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	5	5,327
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	40	38,348
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	140	130,259
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,573,014
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	5,000	3,494,621
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,140	1,306,915
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	770,292
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,056,906
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	494,871
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,436,192
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	6,022,037
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	1,970,648
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	6,395	6,605,689
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	705	710,759
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	740	741,953
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	730,026
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	7,000	6,642,194
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,443,527
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,000	1,012,025
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,374,455
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,363,359
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,049,056
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	2,000	1,700,743
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	3,000	2,493,905
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	3,000	2,438,639
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,400,372
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	160	161,730
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,064,560
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,480	3,748,098
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	10	9,841
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	35	32,126
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(b)	2.69%	05/01/2033	15	12,881
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	35	29,879
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	42,318
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	15	13,794
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	5	4,796
New York (City of), NY Transitional Finance Authority, Series 2024 D-2, Ref. RB	4.68%	11/01/2026	20	20,105
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	20	20,034
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	20	19,952
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	15	14,685
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	370	342,976
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,040	1,005,427
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	$2,122	$2,155,301
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,215	1,219,146
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	788,919
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	900	715,974
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,953,667
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	976,261
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	955,870
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,000	937,314
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.95%	03/15/2029	900	830,920
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	897,550
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	877,663
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	771,853
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	732,639
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	580	502,687
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,250,938
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	530	457,115
New York (State of) Thruway Authority, Series 2019, Ref. RB	3.50%	01/01/2042	275	220,166
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	180	131,685
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	770,064
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2013, RB	3.90%	11/01/2026	20	19,893
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 A-5, RB	3.43%	08/01/2030	15	14,202
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017 F-2, RB	3.05%	05/01/2027	5	4,888
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017, RB	3.33%	02/01/2028	10	9,761
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2017, RB	3.43%	02/01/2029	20	19,350
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-4, RB	3.70%	05/01/2027	55	54,422
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-5, RB	3.80%	05/01/2029	95	92,915
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018 C-5, RB	3.90%	05/01/2031	35	33,726
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.43%	08/01/2026	10	9,900
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.78%	08/01/2030	30	28,882
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.90%	08/01/2031	15	14,406
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.95%	08/01/2032	30	28,434
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2018, RB	3.96%	08/01/2032	10	9,484
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019 B-2, RB(b)	2.31%	11/01/2026	15	14,596
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	2.98%	11/01/2027	15	14,557
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.13%	11/01/2028	5	4,808
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	2.75%	11/01/2030	65	59,288
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.35%	11/01/2030	10	9,406
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2019, RB	3.50%	11/01/2032	30	27,488
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 C-2, RB	1.75%	05/01/2030	20	17,594
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-2, RB	1.92%	11/01/2029	5	4,500
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-3, RB	2.25%	11/01/2031	30	25,996
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2020 D-3, RB	2.50%	11/01/2033	20	16,596
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.00%	11/01/2028	5	5,101
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.05%	11/01/2029	100	102,421
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.15%	11/01/2030	30	30,779
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.25%	11/01/2031	40	41,242
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-2, RB	5.35%	11/01/2032	35	36,059
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,272
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2022 F-2, RB	3.35%	02/01/2028	15	14,649
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 A-2, RB	4.60%	05/01/2028	55	55,456
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-2, RB	4.80%	02/01/2031	15	15,143
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-2, RB	4.90%	02/01/2032	35	35,354
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2023 F-3, RB	5.15%	02/01/2036	30	29,801
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2019 A-5, RB	2.64%	05/01/2032	60	52,587
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	234,218
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,577
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	$1,670	$1,716,753
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,963,255
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,292,847
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,635,862
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,858,813
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	65	50,896
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	717,519
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	1,000	739,099
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,033,340
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	536,182
				120,324,931
North Carolina-0.16%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	728,163
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	5	3,617
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,565
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	40	38,246
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	775	687,687
				1,467,278
Ohio-2.59%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,880	4,775,813
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,190	3,567,463
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	855	860,537
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	987,183
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,013,015
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	975,376
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	950	927,071
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	790,791
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,040,663
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	10	8,851
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	850	686,373
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,410	2,397,287
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,516
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	827,066
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	40	37,130
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	33	30,120
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	10	10,002
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,459,297
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	836,746
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	742,810
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,363,570
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	504,673
				23,846,353
Oklahoma-1.12%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	870,540
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,031,403
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,790,171
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,900	4,627,840
				10,319,954
Oregon-2.23%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	401,518
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,723,165
Morrow (Port of), OR, Series 2014, RB	3.52%	09/01/2027	10	9,860
Morrow (Port of), OR, Series 2020, RB	2.53%	09/01/2043	25	16,904
Morrow (Port of), OR, Series 2024, RB	4.82%	09/01/2030	120	122,272
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,549,645
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	$1,497	$1,521,189
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	20	19,877
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,124
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	10	8,745
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,396,316
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	3.44%	10/01/2050	20	12,771
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	965	999,021
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	19,271
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.93%	09/01/2031	10	8,628
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.04%	06/30/2032	15	12,489
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	15	15,198
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	7	7,070
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,766,959
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	735,810
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	145	139,461
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	55	49,664
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	45	39,548
				20,580,505
Pennsylvania-3.12%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	738,439
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,037,741
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	950	784,559
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	400	343,315
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	713,315
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	655,151
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	1,400	943,654
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	3,140	2,108,265
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	396,337
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	672,128
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,656,658
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	890	889,228
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,270,997
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,309
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	792,862
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	670,143
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	982,964
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	10	10,172
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,234,848
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	675	715,740
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,480,575
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	120,271
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	767,337
Philadelphia (City of), PA, Series 2020 B, Ref. RB(b)	1.73%	11/01/2028	20	18,465
Philadelphia (City of), PA Redevelopment Authority, Series 2024 A, RB	5.23%	09/01/2040	1,000	961,197
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	992,027
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,854,829
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	$1,500	$1,304,067
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	573,561
				28,713,154
Rhode Island-0.05%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	179,006
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	10	10,676
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,648
Rhode Island Student Loan Authority, Series 2024, RB	6.09%	12/01/2043	250	254,389
				463,719
South Carolina-0.60%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	937,488
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	161,860
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	129,355
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	95,683
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	28,345
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	400	357,729
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	768,174
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,850	1,901,085
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	40	33,812
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	25	24,041
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	55	50,097
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	10	9,030
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	997,102
				5,493,801
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	119,068
Tennessee-0.80%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,049,399
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	86,547
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	84,105
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	102,118
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	155,074
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	1,000	993,668
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	724,380
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	750	477,469
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,025	1,085,527
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	980,008
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,451,384
Tennessee State School Bond Authority, Series 2021, Ref. RB	0.73%	11/01/2026	200	190,822
				7,380,501
Texas-10.38%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	2,485	1,749,862
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	15	13,414
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	$10,000	$9,988,398
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,000	915,532
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	850	823,589
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	839,981
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	230	174,353
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,200	2,122,724
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	604,329
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	962,529
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	942,357
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	693,967
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,813,380
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,774,433
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,618,527
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,173,173
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,727,581
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,186,996
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	2,860,488
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	751,306
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	183,123
Dallas (City of) TX, Series 2005 B, GO Bonds(d)	0.00%	02/15/2031	15	11,508
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,020,155
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,350	866,858
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	2,966,897
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,069,749
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	938,261
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	498,494
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,500	2,310,917
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	69,730
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	2,155	1,843,839
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	900	893,783
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	694,095
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	462,145
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	951,977
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	30,957
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,696,260
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,545,275
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	1,840,659
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,390,197
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	942,486
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,806,885
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	390,647
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	900	619,966
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,599,405
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	786,016
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	450	454,762
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	179,066
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	257,887
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	997,603
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	693,569
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,169,157
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	570	576,031
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	730	746,962
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	$185	$190,836
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	627,664
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	177,838
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	738,872
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,335,113
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	833,242
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,428,174
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	525	526,333
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,825,522
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	559,490
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	453,376
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,044,468
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,781,052
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	737,236
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	794	808,449
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	2,983,228
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	500	382,600
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	1,865,127
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,160	904,511
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	127,209
				95,572,580
Utah-0.55%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	409,080
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	130	122,488
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	150	138,422
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,430,957
				5,100,947
Virgin Islands-0.09%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(a)	6.85%	07/01/2035	745	785,783
Virginia-0.71%
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	250	204,634
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	733,315
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	678,320
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	1,500	820,062
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	700	408,584
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.13%	09/01/2028	10	9,096
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.33%	09/01/2029	5	4,445
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	111	93,899
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,001	839,461
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,146,848
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,333,737
Virginia (Commonwealth of) Port Authority, Series 2016 A, Ref. RB	4.23%	07/01/2036	300	278,173
Virginia Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	17,895
				6,568,469
Washington-1.09%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	687,366
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,811,660
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	55	59,602
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	484,401
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,205	1,213,633
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	16,231
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,110
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	$25	$24,079
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.65%	12/01/2030	60	52,262
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.73%	12/01/2031	15	12,718
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	449,971
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,018,406
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGI)(a)	5.79%	01/01/2032	2,570	2,665,158
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,260	1,301,358
Washington Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	245	187,578
Washington Higher Education Facilities Authority, Series 2021, Ref. RB	2.34%	01/01/2029	10	9,360
				9,998,893
West Virginia-0.31%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,390,774
Tobacco Settlement Financing Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,211,331
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2020, Ref. RB	2.03%	10/01/2029	15	13,628
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	196,272
				2,812,005
Wisconsin-0.89%
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	16	16,325
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	833,981
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,690,915
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,651,669
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	20	19,246
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	65	60,373
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	5	4,550
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	15	14,150
Wisconsin (State of), Series 2022, Ref. GO Bonds	2.54%	05/01/2031	10	9,057
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	30	30,096
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	1,950	1,519,754
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	2,000	1,263,568
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	61,471
				8,175,155
Total Municipal Obligations (Cost $1,028,678,766)				899,578,437
			Shares
Money Market Funds-1.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f) (Cost $10,085,035)			10,085,035	10,085,035
TOTAL INVESTMENTS IN SECURITIES(g)-98.77% (Cost $1,038,763,801)				909,663,472
OTHER ASSETS LESS LIABILITIES-1.23%				11,362,376
NET ASSETS-100.00%				$921,025,848

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,657,047	$82,496,122	$(83,068,134)	$-	$-	$10,085,035	$432,341

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Inc.	5.55%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-84.24%
Automobile Components-0.20%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$4,140,000	$4,065,153
Banks-27.16%
BAC Capital Trust XIV, Series G, 4.96% (3 mo. Term SOFR + 0.66%)(c)(d)	4,109,000	3,414,690
Bank of America Corp.
6.63%(b)(c)	25,030,000	25,489,250
Series DD, 6.30%(b)(c)(e)	8,340,000	8,424,601
Series FF, 5.88%(b)(c)(e)	18,953,000	19,094,882
Series RR, 4.38%(b)(c)	13,923,000	13,519,076
Series TT, 6.13%(b)(c)	16,690,000	16,846,819
Bank of Montreal (Canada), 4.80%(b)(c)	4,175,000	4,149,347
Bank of Nova Scotia (The) (Canada)
4.90%(b)(c)	10,325,000	10,344,154
7.15% (3 mo. Term SOFR + 2.91%)(c)(d)	10,452,000	10,214,796
Citigroup, Inc.
Series AA, 7.63%(b)(c)	12,521,000	13,091,682
Series BB, 7.20%(b)(c)	4,587,000	4,733,325
Series CC, 7.13%(b)(c)	14,602,000	14,802,266
Series DD, 7.00%(b)(c)	12,520,000	12,881,152
Series EE, 6.75%(b)(c)(e)	12,520,000	12,416,949
Series FF, 6.95%(b)(c)	16,690,000	16,873,840
Series T, 6.25%(b)(c)(e)	12,521,000	12,677,325
Series W, 4.00%(b)(c)	12,513,000	12,416,214
Series X, 3.88%(b)(c)	19,191,000	18,849,022
Series Y, 4.15%(b)(c)(e)	8,347,000	8,132,147
Series Z, 7.38%(b)(c)(e)	10,434,000	10,797,955
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(e)	3,340,000	3,340,425
CoBank, ACB
Series J, 4.25%(b)(c)	3,540,000	3,399,450
Series K, 6.45%(b)(c)	3,422,000	3,411,968
Comerica, Inc., 5.63%(b)(c)	3,345,000	3,347,267
Fifth Third Bancorp
Series H, 7.59% (3 mo. Term SOFR + 3.29%)(c)(d)	5,016,000	5,005,557
Series L, 4.50%(b)(c)(e)	2,930,000	2,916,949
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)	4,181,000	4,178,987
Series G, 4.45%(b)(c)	4,175,000	4,061,539
JPMorgan Chase & Co.
Series CC, 7.12% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	10,168,000	10,193,023
Series II, 7.04% (3 mo. Term SOFR + 2.75%)(c)(d)	12,142,000	12,174,917
Series KK, 3.65%(b)(c)	16,189,000	15,828,112
Series NN, 6.88%(b)(c)(e)	20,226,000	21,139,984
Series OO, 6.50%(b)(c)	24,270,000	24,659,267
Series W, 5.59% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	2,839,000	2,494,939
KeyCorp, Series D, 5.00%(b)(c)	4,392,000	4,319,791
M&T Bank Corp.
3.50%(b)(c)	4,175,000	3,922,393
Series F, 5.13%(b)(c)	4,175,000	4,126,159
Series G, 7.30%(b)(c)(e)	3,342,000	3,340,626
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)(e)	$4,384,000	$4,363,098
Series T, 3.40%(b)(c)	12,535,000	11,963,003
Series U, 6.00%(b)(c)	8,362,000	8,398,400
Series V, 6.20%(b)(c)(e)	10,452,000	10,624,249
Series W, 6.25%(b)(c)	12,535,000	12,615,274
Regions Financial Corp., Series D, 5.75%(b)(c)	2,895,000	2,899,877
Truist Financial Corp.
Series A, 5.26% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	2,922,000	2,873,978
Series M, 5.13%(b)(c)(e)	4,175,000	4,110,143
Series N, 6.67%(b)(c)	14,211,000	14,155,169
Series P, 4.95%(b)(c)	8,355,000	8,321,241
Series Q, 5.10%(b)(c)	8,360,000	8,151,987
U.S. Bancorp
3.70%(b)(c)	12,543,000	11,985,399
Series J, 5.30%(b)(c)	8,360,000	8,309,196
USB Capital IX, 5.54% (3 mo. Term SOFR + 1.28%)(c)(d)	5,649,000	4,592,238
Wells Fargo & Co.
6.85%(b)(c)(e)	16,720,000	17,225,830
7.63%(b)(c)(e)	14,416,000	15,392,554
Series BB, 3.90%(b)(c)	29,336,000	28,902,696
		555,915,177
Capital Markets-12.19%
Bank of New York Mellon Corp. (The)
6.30%(b)(c)	4,180,000	4,275,028
Series F, 4.63%(b)(c)	8,361,000	8,300,720
Series G, 4.70%(b)(c)	8,355,000	8,325,288
Series H, 3.70%(b)(c)	4,872,000	4,795,109
Series I, 3.75%(b)(c)	10,863,000	10,481,760
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	5,847,000	5,539,895
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)	4,080,000	3,935,978
Series G, 5.38%(b)(c)	20,309,000	20,309,000
Series H, 4.00%(b)(c)	18,613,000	16,822,779
Series I, 4.00%(b)(c)	17,185,000	17,004,509
Series K, 5.00%(b)(c)	6,265,000	6,245,426
Goldman Sachs Capital II, 5.36% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	6,399,000	5,442,349
Goldman Sachs Group, Inc. (The)
6.85%(b)(c)	15,851,000	16,021,588
Series O, 5.30%(b)(c)(e)	5,423,000	5,419,579
Series Q, 7.38%(b)(c)(e)	4,168,000	4,197,097
Series R, 3.22%(b)(c)	5,009,000	5,017,735
Series S, 7.19%(b)(c)	2,920,000	2,924,273
Series T, 3.80%(b)(c)(e)	5,637,000	5,547,345
Series U, 3.65%(b)(c)	6,256,000	6,067,093
Series V, 4.13%(b)(c)	6,256,000	6,099,859
Series W, 7.50%(b)(c)	12,513,000	13,117,028
Series X, 7.50%(b)(c)	18,779,000	19,603,248
Series Y, 6.13%(b)(c)(e)	16,690,000	16,323,778
Mellon Capital IV, Series 1, 5.13% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	4,181,000	3,495,969
Northern Trust Corp., Series D, 4.60%(b)(c)(e)	4,180,000	4,149,408
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
5.56% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)(e)	$4,203,000	$3,632,398
6.45%(b)(c)	6,270,000	6,265,634
Series I, 6.70%(b)(c)(e)	12,540,000	12,831,806
Series J, 6.70%(b)(c)(e)	7,105,000	7,261,161
		249,452,840
Chemicals-0.31%
FMC Corp., 8.45%, 11/01/2055(b)	6,290,000	6,358,089
Consumer Finance-3.13%
Ally Financial, Inc.
Series B, 4.70%(b)(c)(e)	11,283,000	10,695,170
Series C, 4.70%(b)(c)(e)	8,357,000	7,320,506
American Express Co., 3.55%(b)(c)	13,376,000	12,968,748
Capital One Financial Corp.
Series M, 3.95%(b)(c)(e)	8,355,000	8,131,398
Series O, 5.50%(b)(c)(e)	4,764,000	4,647,282
Series P, 6.13%(b)(c)	4,180,000	4,199,505
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(e)	8,355,000	8,064,513
Series B, 6.50%(b)(c)	4,178,000	4,084,976
Series C, 5.70%(b)(c)(e)	4,179,000	4,024,621
		64,136,719
Diversified Telecommunication Services-0.92%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	8,360,000	8,434,937
7.00%, 09/15/2055(b)	10,452,000	10,506,361
		18,941,298
Electric Utilities-9.85%
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	5,020,000	5,145,696
7.05%, 12/15/2054(b)(e)	3,344,000	3,447,687
3.88%, 02/15/2062(b)	6,267,000	5,998,567
Duke Energy Corp.
6.45%, 09/01/2054(b)	8,355,000	8,461,005
3.25%, 01/15/2082(b)	4,177,000	3,987,302
Edison International
8.13%, 06/15/2053(b)(e)	4,180,000	4,139,981
7.88%, 06/15/2054(b)(e)	3,757,000	3,624,088
Series A, 5.38%(b)(c)	9,688,000	9,221,973
Series B, 5.00%(b)(c)(e)	4,213,000	3,771,098
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	10,033,000	10,107,365
Entergy Corp., 7.13%, 12/01/2054(b)	10,032,000	10,281,616
EUSHI Finance, Inc., 7.63%, 12/15/2054(b)	4,173,000	4,276,828
Evergy, Inc., 6.65%, 06/01/2055(b)	4,180,000	4,147,925
Exelon Corp., 6.50%, 03/15/2055(b)	8,360,000	8,354,637
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(b)	2,922,000	2,893,431
7.13%, 09/15/2053(b)	3,344,000	3,464,414
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	$10,032,000	$10,282,369
6.70%, 09/01/2054(b)	8,364,000	8,499,848
6.38%, 08/15/2055(b)	12,535,000	12,581,919
6.50%, 08/15/2055(b)	8,360,000	8,440,448
4.80%, 12/01/2077(b)(e)	4,595,000	4,342,774
5.65%, 05/01/2079(b)	4,175,000	4,076,227
3.80%, 03/15/2082(b)	5,016,000	4,769,462
PacifiCorp, 7.38%, 09/15/2055(b)	7,108,000	7,249,658
PG&E Corp., 7.38%, 03/15/2055(b)	12,535,000	12,305,799
PPL Capital Funding, Inc., Series A, 7.23% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	4,012,000	3,988,652
Southern Co. (The)
6.38%, 03/15/2055(b)	15,050,000	15,333,181
Series 21-A, 3.75%, 09/15/2051(b)	8,355,000	8,175,978
Series B, 4.00%, 01/15/2051(b)	10,452,000	10,374,535
		201,744,463
Financial Services-1.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	6,330,000	6,497,039
6.50%, 01/31/2056(b)(e)	4,250,000	4,199,765
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	4,175,000	4,021,221
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	8,361,000	8,491,297
6.38%, 09/15/2054(b)	6,265,000	6,112,001
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	4,180,000	4,238,052
		33,559,375
Health Care Providers & Services-1.23%
CVS Health Corp.
6.75%, 12/10/2054(b)	6,267,000	6,115,914
7.00%, 03/10/2055(b)	18,812,000	18,995,737
		25,111,651
Independent Power and Renewable Electricity Producers-0.58%
AES Corp. (The)
7.60%, 01/15/2055(b)	7,942,000	8,024,692
6.95%, 07/15/2055(b)	4,180,000	3,976,278
		12,000,970
Insurance-6.61%
Aegon Ltd. (Netherlands), 5.50%, 04/11/2048(b)	6,620,000	6,589,273
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,179,000	4,196,945
Series B, 7.53% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	6,684,000	6,637,655
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)(e)	3,667,000	3,677,891
Assurant, Inc., 7.00%, 03/27/2048(b)(e)	3,348,000	3,397,632
Athene Holding Ltd., 6.63%, 10/15/2054(b)	5,016,000	4,944,977
Enstar Finance LLC, 5.50%, 01/15/2042(b)	4,181,000	4,085,495
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Lincoln National Corp.
6.94% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	$4,614,000	$3,864,940
6.57% (3 mo. Term SOFR + 2.30%), 04/20/2067(d)	3,620,000	2,977,438
Series C, 9.25%(b)(c)(e)	4,183,000	4,516,732
Markel Group, Inc., 6.00%(b)(c)	4,957,000	4,957,000
MetLife, Inc.
Series D, 5.88%(b)(c)(e)	4,180,000	4,236,167
Series G, 6.35%, 03/15/2055(b)	8,360,000	8,419,440
Series G, 3.85%(b)(c)	8,355,000	8,301,187
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,343,000	3,301,212
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	4,175,000	3,865,867
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	6,267,000	6,143,359
5.70%, 09/15/2048(b)	8,355,000	8,367,710
3.70%, 10/01/2050(b)	6,688,000	6,074,896
5.13%, 03/01/2052(b)	8,362,000	8,043,559
6.00%, 09/01/2052(b)	10,032,000	10,028,265
6.75%, 03/01/2053(b)	4,177,000	4,361,999
6.50%, 03/15/2054(b)	8,361,000	8,509,293
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(b)	5,850,000	5,757,388
		135,256,320
Machinery-0.30%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	6,267,000	6,086,484
Media-0.65%
Paramount Global
6.25%, 02/28/2057(b)	5,433,000	5,128,197
6.38%, 03/30/2062(b)	8,363,000	8,180,789
		13,308,986
Multi-Utilities-5.71%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	6,265,000	5,999,452
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	4,180,000	4,182,323
Series A, 7.00%, 02/15/2055(b)(e)	3,344,000	3,441,374
Series B, 6.85%, 02/15/2055(b)(e)	3,344,000	3,409,823
CMS Energy Corp.
4.75%, 06/01/2050(b)	4,180,000	3,959,675
3.75%, 12/01/2050(b)	3,341,000	2,930,056
6.50%, 06/01/2055(b)	8,360,000	8,270,928
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	10,452,000	10,490,350
Series A, 6.88%, 02/01/2055(b)	8,363,000	8,667,941
Series B, 7.00%, 06/01/2054(b)	8,360,000	8,805,797
Series C, 4.35%(b)(c)	6,267,000	6,139,948
NiSource, Inc.
6.95%, 11/30/2054(b)	4,181,000	4,288,581
6.38%, 03/31/2055(b)	4,180,000	4,147,566
	Principal Amount	Value
Multi-Utilities-(continued)
Sempra
4.13%, 04/01/2052(b)	$8,360,000	$7,912,639
6.40%, 10/01/2054(b)	10,452,000	9,828,332
6.88%, 10/01/2054(b)	9,199,000	8,991,669
6.55%, 04/01/2055(b)	5,020,000	4,709,615
6.63%, 04/01/2055(b)	3,340,000	3,151,188
4.88%(b)(c)(e)	7,521,000	7,491,804
		116,819,061
Oil, Gas & Consumable Fuels-11.20%
BP Capital Markets PLC
4.38%(b)(c)(e)	10,032,000	10,018,836
4.88%(b)(c)	20,895,000	20,119,200
6.13%(b)(c)	10,452,000	10,256,304
6.45%(b)(c)(e)	10,863,000	10,956,259
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)	5,850,000	5,891,548
7.38%, 03/15/2055(b)	4,175,000	4,246,829
5.50%, 07/15/2077(b)	8,361,000	8,166,064
6.25%, 03/01/2078(b)	7,105,000	7,001,488
7.38%, 01/15/2083(b)(e)	4,175,000	4,250,943
7.63%, 01/15/2083(b)	5,019,000	5,208,651
8.50%, 01/15/2084(b)(e)	10,452,000	11,367,794
Series 16-A, 6.00%, 01/15/2077(b)	6,267,000	6,199,320
Series 20-A, Conv., 5.75%, 07/15/2080(b)	8,362,000	8,090,078
Series NC5, 8.25%, 01/15/2084(b)	6,267,000	6,585,232
Energy Transfer L.P.
8.00%, 05/15/2054(b)	6,685,000	7,013,427
7.13%, 10/01/2054(b)(e)	3,345,000	3,373,911
7.56% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	4,558,000	4,478,673
Series B, 6.63%(b)(c)	4,599,000	4,546,765
Series G, 7.13%(b)(c)	9,196,000	9,258,514
Series H, 6.50%(b)(c)	7,528,000	7,527,853
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)(e)	5,851,000	5,692,827
Series D, 7.57% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	2,921,000	2,889,728
Series E, 5.25%, 08/16/2077(b)	8,355,000	8,241,927
Plains All American Pipeline L.P., Series B, 8.70% (3 mo. Term SOFR + 4.37%)(c)(d)	6,686,000	6,657,225
TransCanada Pipelines Ltd. (Canada), 7.00%, 06/01/2065(b)	6,267,000	6,220,798
TransCanada PipeLines Ltd. (Canada), 6.80% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	8,363,000	7,535,439
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	12,541,000	12,229,714
5.50%, 09/15/2079(b)	9,191,000	8,901,211
5.60%, 03/07/2082(b)	6,687,000	6,296,967
Series 16-A, 5.88%, 08/15/2076(b)	10,032,000	9,986,552
		229,210,077
Wireless Telecommunication Services-2.56%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	9,191,000	9,266,818
7.13%, 04/15/2055(b)	8,360,000	8,376,354
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2025
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	$16,720,000	$17,223,774
3.25%, 06/04/2081(b)(e)	4,175,000	4,074,679
4.13%, 06/04/2081(b)	8,363,000	7,526,286
5.13%, 06/04/2081(b)	7,940,000	5,889,251
		52,357,162
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,742,453,427)		1,724,323,825
	Shares
Preferred Stocks-14.58%
Banks-4.25%
Associated Banc-Corp, Pfd., 6.63%(b)	100,310	2,426,499
Banc of California, Inc., Series F, Pfd., 7.75%(b)(e)	171,614	4,250,879
Bank of America Corp.
Series E, Pfd., 4.94% (3 mo. Term SOFR + 0.61%)(d)(e)	102,779	2,254,971
Series 5, Pfd., 5.08% (3 mo. Term SOFR + 0.76%)(d)(e)	137,985	2,816,274
Series 2, Pfd., 5.24% (3 mo. Term SOFR + 0.91%)(d)(e)	99,800	2,014,962
Series 4, Pfd., 5.34% (3 mo. Term SOFR + 1.01%)(d)(e)	70,191	1,542,798
Series K, Pfd., 6.45%	350,471	8,884,440
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(e)	38,452	872,860
Fifth Third Bancorp, Series I, Pfd., 8.30%(b)(e)	150,465	3,865,446
Flagstar Financial, Inc., Series A, Pfd., 6.38%(b)(e)	172,199	3,673,005
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	108,669	2,690,644
KeyCorp
Series E, Pfd., 6.13%(b)	167,183	4,064,219
Pfd., 6.20%(b)	200,620	4,975,376
M&T Bank Corp., Series H, Pfd., 5.63%(b)	83,592	2,075,589
Midland States Bancorp, Inc., Pfd., 7.75%(b)(e)	38,452	901,315
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	167,183	3,791,710
Pfd., 6.95%(b)	167,183	4,261,495
Synovus Financial Corp.
Series D, Pfd., 7.93% (3 mo. Term SOFR + 3.61%)(d)(e)	66,873	1,659,119
Series E, Pfd., 8.40%(b)	117,028	3,031,025
Truist Financial Corp., Series I, Pfd., 5.11% (3 mo. Term SOFR + 0.79%)(d)(e)	57,682	1,277,079
U.S. Bancorp
Series B, Pfd., 5.12% (3 mo. Term SOFR + 0.86%)(d)(e)	334,367	6,867,898
Series A, Pfd., 5.54% (3 mo. Term SOFR + 1.28%)(d)(e)	4,803	3,986,970
UMB Financial Corp., Pfd., 7.00%(b)(e)	38,452	969,759
Valley National Bancorp
Series A, Pfd., 6.25%(b)(e)	38,452	943,228
Series C, Pfd., 8.25%(b)	52,344	1,299,178
Series B, Pfd., 8.43% (3 mo. USD LIBOR + 3.58%)(d)(e)	33,437	836,594
WesBanco, Inc., Series A, Pfd., 6.75%(b)	50,266	1,262,682
	Shares	Value
Banks-(continued)
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)	100,310	$2,251,960
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(e)	41,796	1,049,916
Series E, Pfd., 6.88%(b)(e)	96,131	2,424,424
Series F, Pfd., 7.88%(b)	145,000	3,704,750
		86,927,064
Capital Markets-1.39%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)	167,183	4,236,417
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 5.23% (3 mo. Term SOFR + 0.93%)(d)(e)	450,597	9,489,573
Series A, Pfd., 5.31% (3 mo. Term SOFR + 1.01%)(d)(e)	250,328	5,254,385
Series C, Pfd., 5.31% (3 mo. Term SOFR + 1.01%)(d)	66,756	1,442,597
Morgan Stanley, Series A, Pfd., 5.22% (3 mo. Term SOFR + 0.96%)(d)(e)	367,803	8,150,514
		28,573,486
Consumer Finance-0.20%
Synchrony Financial, Series B, Pfd., 8.25%(b)	167,183	4,172,888
Electric Utilities-0.23%
SCE Trust IV, Series J, Pfd., 5.38%(b)(e)	108,669	2,477,653
SCE Trust V, Series K, Pfd., 5.45%(b)(e)	100,310	2,300,108
		4,777,761
Financial Services-1.78%
Apollo Global Management, Inc., Pfd., 7.63%(b)	200,620	5,167,971
Citigroup Capital XIII, Pfd., 10.91% (3 mo. Term SOFR + 6.63%)(d)(e)	749,674	21,852,997
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	62,893	983,647
Jackson Financial, Inc., Pfd., 8.00%(b)	183,902	4,777,774
Merchants Bancorp, Pfd., 8.25%(b)	47,647	1,198,798
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	100,310	2,419,477
		36,400,664
Food Products-0.37%
CHS, Inc.
Series 3, Pfd., 6.75%(e)	164,674	4,116,850
Series 2, Pfd., 7.10%(e)	140,434	3,572,641
		7,689,491
Independent Power and Renewable Electricity Producers-0.18%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)(e)	85,754	2,025,509
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)(e)	69,668	1,618,388
		3,643,897
Insurance-2.38%
Allstate Corp. (The), Pfd., 7.74% (3 mo. Term SOFR + 3.43%)(d)(e)	167,183	4,338,399
American National Group, Inc., Series B, Pfd., 6.63%(b)	100,310	2,503,737
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Insurance-(continued)
Argo Group International Holdings, Inc., Pfd., 7.00%(b)(e)	50,429	$1,256,691
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	288,391	6,731,046
Series C, Pfd., 6.38%(b)	200,620	5,055,624
Pfd., 7.25%(b)	192,261	4,748,847
Series E, Pfd., 7.75%(b)	167,183	4,246,448
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	133,747	2,884,923
Kemper Corp., Pfd., 5.88%(b)	50,391	1,153,954
MetLife, Inc., Series A, Pfd., 5.56% (3 mo. Term SOFR + 1.26%)(d)(e)	200,620	4,836,948
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)	133,747	3,300,876
Pfd., 7.13%(b)(e)	234,057	6,024,627
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)(e)	66,873	1,679,850
		48,761,970
Mortgage REITs-3.02%
ACRES Commercial Realty Corp., Series C, Pfd., 10.24% (3 mo. Term SOFR + 5.93%)(d)	40,124	1,003,902
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)(e)	50,159	1,233,911
Series D, Pfd., 8.85% (3 mo. Term SOFR + 4.59%)(d)	78,576	1,923,541
Series F, Pfd., 9.22% (3 mo. Term SOFR + 4.96%)(d)(e)	192,261	4,748,847
Series E, Pfd., 9.51% (3 mo. Term SOFR + 5.25%)(d)(e)	134,583	3,392,837
Series C, Pfd., 9.63% (3 mo. Term SOFR + 5.37%)(d)(e)	108,669	2,761,279
Annaly Capital Management, Inc.
Series G, Pfd., 8.75% (3 mo. Term SOFR + 4.43%)(d)(e)	142,106	3,510,018
Series F, Pfd., 9.57% (3 mo. Term SOFR + 5.25%)(d)(e)	240,744	6,136,565
Series I, Pfd., 9.57% (3 mo. Term SOFR + 5.25%)(d)(e)	147,957	3,777,342
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	94,810	1,936,020
Chimera Investment Corp.
Series C, Pfd., 7.75%(b)(e)	86,935	1,978,641
Series D, Pfd., 9.90% (3 mo. Term SOFR + 5.60%)(d)(e)	66,873	1,638,389
Series B, Pfd., 10.35% (3 mo. Term SOFR + 6.05%)(d)(e)	108,669	2,697,165
Dynex Capital, Inc., Series C, Pfd., 9.98% (3 mo. Term SOFR + 5.72%)(d)	37,282	948,454
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(e)	40,295	906,235
Pfd., 10.05% (3 mo. USD LIBOR + 5.20%)(d)(e)	38,452	954,379
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(e)	68,617	1,279,021
MFA Financial, Inc., Series C, Pfd., 9.91% (3 mo. Term SOFR + 5.61%)(d)	91,951	2,225,214
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	47,983	1,033,554
Series D, Pfd., 8.00%(b)(e)	51,053	1,103,766
Series E, Pfd., 11.28% (3 mo. USD LIBOR + 6.43%)(d)(e)	61,383	1,499,587
	Shares	Value
Mortgage REITs-(continued)
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)(e)	155,481	$3,711,331
Series C, Pfd., 9.56% (3 mo. Term SOFR + 5.23%)(d)(e)	132,939	3,238,394
Series B, Pfd., 10.22% (3 mo. Term SOFR + 5.90%)(d)(e)	94,130	2,360,780
Series A, Pfd., 10.38% (3 mo. Term SOFR + 6.06%)(d)(e)	35,192	885,431
Two Harbors Investment Corp.
Series B, Pfd., 7.63%(b)(e)	84,311	1,871,704
Series A, Pfd., 8.13%(b)	41,906	952,942
Series C, Pfd., 9.56% (3 mo. Term SOFR + 5.27%)(d)	87,212	2,058,203
		61,767,452
Multi-Utilities-0.15%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. USD LIBOR + 4.01%), (Canada)(d)(e)	117,028	2,994,747
Oil, Gas & Consumable Fuels-0.36%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	42,506	1,071,576
NGL Energy Partners L.P., Series B, Pfd., 11.79% (3 mo. Term SOFR + 7.47%)(d)	105,205	2,398,674
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	56,555	1,429,711
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	39,672	1,021,554
Series F, Pfd., 9.50% (Greece)(b)	56,400	1,488,221
		7,409,736
Trading Companies & Distributors-0.27%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)	35,233	873,074
WESCO International, Inc., Series A, Pfd., 10.63%(b)(e)	180,045	4,594,748
		5,467,822
Total Preferred Stocks (Cost $311,463,596)		298,586,978

Money Market Funds-1.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(f)(g) (Cost $33,154,661)	33,154,661	33,154,661
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.44% (Cost $2,087,071,684)		2,056,065,464
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.74%
Invesco Private Government Fund, 4.29%(f)(g)(h)	49,276,070	49,276,070
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.45%(f)(g)(h)	129,514,645	$129,540,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $178,823,975)		178,816,618
TOTAL INVESTMENTS IN SECURITIES-109.18% (Cost $2,265,895,659)		2,234,882,082
OTHER ASSETS LESS LIABILITIES-(9.18)%		(187,895,327)
NET ASSETS-100.00%		$2,046,986,755

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(e)	All or a portion of this security was out on loan at May 31, 2025.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,712,174	$293,956,996	$(282,514,509)	$-	$-	$33,154,661	$616,010
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,189,112	228,249,438	(226,162,480)	-	-	49,276,070	1,694,638 *
Invesco Private Prime Fund	123,269,954	364,797,504	(358,501,253)	(14,965)	(10,692)	129,540,548	4,559,824 *
Total	$192,171,240	$887,003,938	$(867,178,242)	$(14,965)	$(10,692)	$211,971,279	$6,870,472

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Fundamental High Yield® Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of May 31, 2025, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Fundamental High Yield® Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$794,426,442	$-	$-	$794,426,442
Common Stocks & Other Equity Interests	21,983	-	-	21,983
Money Market Funds	1,395,219	32,262,548	-	33,657,767
Total Investments	$795,843,644	$32,262,548	$-	$828,106,192
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$866,636,191	$-	$866,636,191
Money Market Funds	133,334	-	-	133,334
Total Investments	$133,334	$866,636,191	$-	$866,769,525
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$331,193,491	$-	$331,193,491
Money Market Funds	4,845,888	110,236,391	-	115,082,279
Total Investments	$4,845,888	$441,429,882	$-	$446,275,770
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$85,025,630	$-	$85,025,630
Money Market Funds	422,962	10,180,557	-	10,603,519
Total Investments	$422,962	$95,206,187	$-	$95,629,149

	Level 1	Level 2	Level 3	Total
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$3,920,494,489	$-	$-	$3,920,494,489
Money Market Funds	6,881,360	63,281,654	-	70,163,014
Total Investments	$3,927,375,849	$63,281,654	$-	$3,990,657,503
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,320,940,841	$-	$2,320,940,841
Money Market Funds	3,188	-	-	3,188
Total Investments	$3,188	$2,320,940,841	$-	$2,320,944,029
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$899,578,437	$-	$899,578,437
Money Market Funds	10,085,035	-	-	10,085,035
Total Investments	$10,085,035	$899,578,437	$-	$909,663,472
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,724,323,825	$-	$1,724,323,825
Preferred Stocks	298,586,978	-	-	298,586,978
Money Market Funds	33,154,661	178,816,618	-	211,971,279
Total Investments	$331,741,639	$1,903,140,443	$-	$2,234,882,082